UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of November 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Apartments — 21.5%
Agree Realty Corp., REIT	3,889	231,668
American Campus Communities, Inc., REIT	17,175	752,780
American Homes 4 Rent, Class A, REIT	33,320	694,056
Apartment Investment & Management Co., Class A, REIT	19,721	928,662
AvalonBay Communities, Inc., REIT	17,324	3,301,435
Camden Property Trust, REIT	11,633	1,106,996
Equity LifeStyle Properties, Inc., REIT	10,609	1,055,914
Equity Residential, REIT	46,160	3,288,900
Essex Property Trust, Inc., REIT	8,280	2,173,583
Front Yard Residential Corp., REIT	6,378	57,466
Getty Realty Corp., REIT	4,304	131,659
Independence Realty Trust, Inc., REIT	10,986	110,959
Invitation Homes, Inc., REIT	39,145	840,052
Mid-America Apartment Communities, Inc., REIT	14,265	1,477,283
National Retail Properties, Inc., REIT(a)	19,676	984,980
NexPoint Residential Trust, Inc., REIT	2,316	84,511
Preferred Apartment Communities, Inc., Class A, REIT	5,019	75,084
Realty Income Corp., REIT	36,353	2,329,864
Select Income, REIT	11,218	216,507
Spirit Realty Capital, Inc., REIT	53,714	398,558
STORE Capital Corp., REIT	23,186	694,652
Sun Communities, Inc., REIT	10,162	1,057,864
UDR, Inc., REIT	33,548	1,429,816

		23,423,249

Diversified — 9.1%
Alexander & Baldwin, Inc., REIT*	8,576	177,780
American Assets Trust, Inc., REIT	4,144	172,473
American Finance Trust, Inc., REIT	6,718	92,977
Armada Hoffler Properties, Inc., REIT	6,129	93,222
Colony Capital, Inc., REIT	58,316	359,227
CoreCivic, Inc., REIT	14,861	326,199
CorePoint Lodging, Inc., REIT	5,230	73,586
Cousins Properties, Inc., REIT	52,690	445,230
Duke Realty Corp., REIT	44,779	1,274,410
EPR Properties, REIT	9,320	660,136
Forest City Realty Trust, Inc., Class A, REIT	28,469	720,266
Four Corners Property Trust, Inc., REIT	8,378	232,406
Gaming and Leisure Properties, Inc., REIT	25,453	876,347
GEO Group, Inc. (The), REIT	15,265	354,759
Gladstone Commercial Corp., REIT	3,593	68,770
Global Net Lease, Inc., REIT	8,938	180,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	6,774	154,786
Investors Real Estate Trust, REIT	14,964	79,758
iStar, Inc., REIT	8,519	90,983
Lexington Realty Trust, REIT	27,061	237,596
NorthStar Realty Europe Corp., REIT	5,619	91,927
One Liberty Properties, Inc., REIT	1,813	47,899
PS Business Parks, Inc., REIT	2,569	362,280
Spirit MTA, REIT	5,390	52,445
UMH Properties, Inc., REIT	4,180	54,465
VICI Properties, Inc., REIT‡	46,395	1,010,019
Washington, REIT	9,860	265,826
Whitestone, REIT	4,484	63,135
WP Carey, Inc., REIT	20,192	1,368,008

		9,987,373

Health Care — 12.1%
CareTrust REIT, Inc., REIT	10,151	203,223
Community Healthcare Trust, Inc., REIT	2,282	71,974
HCP, Inc., REIT	58,887	1,723,034
Healthcare Realty Trust, Inc., REIT	15,697	486,607
Healthcare Trust of America, Inc., Class A, REIT	26,011	731,429
LTC Properties, Inc., REIT	4,968	230,714
Medical Properties Trust, Inc., REIT	45,731	789,774
National Health Investors, Inc., REIT	5,286	412,202
New Senior Investment Group, Inc., REIT	10,297	54,677
Omega Healthcare Investors, Inc., REIT	25,110	952,673
Physicians Realty Trust, REIT	22,818	406,389
Sabra Health Care REIT, Inc., REIT	22,346	431,054
Senior Housing Properties Trust, REIT	29,785	409,842
Universal Health Realty Income Trust, REIT	1,636	114,864
Ventas, Inc., REIT	44,675	2,836,416
Welltower, Inc., REIT	46,628	3,372,603

		13,227,475

Hotels — 6.5%
Apple Hospitality REIT, Inc., REIT	27,427	435,267
Ashford Hospitality Trust, Inc., REIT	11,743	58,128
Braemar Hotels & Resorts, Inc., REIT	3,666	34,827
Chatham Lodging Trust, REIT	5,751	114,963
Chesapeake Lodging Trust, REIT	7,569	223,815
DiamondRock Hospitality Co., REIT	26,049	274,556
Hersha Hospitality Trust, REIT	4,689	89,560
Hospitality Properties Trust, REIT	20,600	552,904
Host Hotels & Resorts, Inc., REIT	92,960	1,766,240
LaSalle Hotel Properties, REIT	14,363	460,478
MGM Growth Properties LLC, Class A, REIT	8,887	253,191
Park Hotels & Resorts, Inc., REIT	25,216	777,157
Pebblebrook Hotel Trust, REIT	8,396	293,188
RLJ Lodging Trust, REIT	21,973	446,931
Ryman Hospitality Properties, Inc., REIT	5,790	429,097
Summit Hotel Properties, Inc., REIT	13,128	146,377
Sunstone Hotel Investors, Inc., REIT	28,608	436,558
Xenia Hotels & Resorts, Inc., REIT	14,029	285,069

		7,078,306

Industrial — 14.6%
CoreSite Realty Corp., REIT	4,320	421,027
CyrusOne, Inc., REIT	12,422	696,626
Digital Realty Trust, Inc., REIT	25,831	2,971,598
EastGroup Properties, Inc., REIT	4,480	448,090
Equinix, Inc., REIT	9,966	3,839,700
First Industrial Realty Trust, Inc., REIT	15,791	506,259

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Industrial — continued
Industrial Logistics Properties Trust, REIT(a)	2,852	60,092
Liberty Property Trust, REIT	18,526	839,043
Monmouth Real Estate Investment Corp., REIT	10,657	148,452
Prologis, Inc., REIT	78,901	5,313,193
STAG Industrial, Inc., REIT	13,092	350,735
Terreno Realty Corp., REIT	7,322	285,631

		15,880,446

Office — 13.0%
Alexandria Real Estate Equities, Inc., REIT	13,255	1,650,248
Boston Properties, Inc., REIT	19,354	2,539,245
Brandywine Realty Trust, REIT	22,385	319,434
Columbia Property Trust, Inc., REIT	14,786	317,455
Corporate Office Properties Trust, REIT	12,943	316,715
Douglas Emmett, Inc., REIT	20,232	746,965
Easterly Government Properties, Inc., REIT	7,568	137,889
Empire State Realty Trust, Inc., Class A, REIT	17,793	288,069
Equity Commonwealth, REIT	15,226	483,730
Franklin Street Properties Corp., REIT	13,441	103,496
Government Properties Income Trust, REIT(a)	12,429	109,375
Highwoods Properties, Inc., REIT	12,967	562,379
Hudson Pacific Properties, Inc., REIT	19,641	606,121
JBG SMITH Properties, REIT	14,329	574,163
Kilroy Realty Corp., REIT	12,604	883,414
Mack-Cali Realty Corp., REIT	11,319	245,170
Paramount Group, Inc., REIT	27,133	387,188
Piedmont Office Realty Trust, Inc., Class A, REIT	16,091	298,166
SL Green Realty Corp., REIT	10,851	1,046,253
Tier REIT, Inc., REIT	6,363	149,785
VEREIT, Inc., REIT	121,262	927,654
Vornado Realty Trust, REIT	21,460	1,544,262

		14,237,176

Regional Malls — 8.4%
Brookfield Property REIT, Inc., Class A, REIT	20,047	361,046
CBL & Associates Properties, Inc., REIT(a)	21,643	56,488
Macerich Co. (The), REIT	13,259	666,795
Pennsylvania, REIT(a)	8,831	72,326
Simon Property Group, Inc., REIT	38,755	7,196,416
Tanger Factory Outlet Centers, Inc., REIT(a)	11,770	278,361
Taubman Centers, Inc., REIT	7,645	404,726
Washington Prime Group, Inc., REIT	23,319	145,744

		9,181,902

Shopping Centers — 6.1%
Acadia Realty Trust, REIT	10,215	292,864
Alexander’s, Inc., REIT	289	89,755
Brixmor Property Group, Inc., REIT	37,930	625,845
Cedar Realty Trust, Inc., REIT	11,432	41,041
Federal Realty Investment Trust, REIT	9,212	1,216,813
Kimco Realty Corp., REIT	52,815	863,525
Kite Realty Group Trust, REIT	10,486	173,124
Regency Centers Corp., REIT	19,114	1,216,797
Retail Opportunity Investments Corp., REIT	14,135	255,843
Retail Properties of America, Inc., Class A, REIT	27,518	346,452
Retail Value, Inc., REIT*	1,851	53,660
RPT Realty, REIT	10,046	143,557
Saul Centers, Inc., REIT	1,692	89,084
Seritage Growth Properties, Class A, REIT(a)	4,250	161,245
SITE Centers Corp., REIT	19,672	244,720
Urban Edge Properties, REIT	14,291	284,963
Urstadt Biddle Properties, Inc., Class A, REIT	3,736	76,887
Weingarten Realty Investors, REIT	15,250	440,115

		6,616,290

Storage — 8.5%
Americold Realty Trust, REIT	12,014	321,975
CubeSmart, REIT	23,297	725,469
Extra Space Storage, Inc., REIT	15,856	1,521,859
Iron Mountain, Inc., REIT	34,072	1,157,426
Life Storage, Inc., REIT	5,841	570,315
National Storage Affiliates Trust, REIT	7,084	198,139
Public Storage, REIT	19,656	4,191,839
QTS Realty Trust, Inc., Class A, REIT	6,395	259,573
Rexford Industrial Realty, Inc., REIT	11,442	373,467

		9,320,062

TOTAL COMMON STOCKS (Cost $105,928,284)		108,952,279

SHORT-TERM INVESTMENTS — 0.6%

INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(b)(c)(Cost $656,246)	656,246	656,246

INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund, Share Class IM, 2.16%(b)(c)(Cost $722,516)	722,516	722,516

Total Investments — 101.1% (Cost $107,307,046)		110,331,041
Liabilities in Excess of Other Assets — (1.1%)		(1,233,597)

Net Assets — 100.0%		109,097,444

Percentages indicated are based on net assets.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations
MTA	Metropolitan Transportation Authority
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $702,094.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	10	12/2018	USD	323,200	13,830

					13,830

Abbreviations

USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Investments in open-end investment companies excluding Exchange-Traded Funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Diversified	$8,977,354	$—	$1,010,019		$9,987,373
Other Common Stocks	98,964,906	—	—		98,964,906

Total Common Stocks	107,942,260	—	1,010,019		108,952,279

Short-Term Investments
Investment Companies	656,246	—	—		656,246
Investment of cash collateral received from securities loaned	722,516	—	—		722,516

Total Investments in Securities	$109,321,022	$—	$1,010,019	*	$110,331,041

Appreciation in Other Financial Instruments
Futures Contracts	$13,830	$—	$—		$13,830

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

*

Level 3 securities are valued by brokers and pricing services. At November 30, 2018, the value of these securities was approximately $1,010,019. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between level 1 and level 2 during the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

BetaBuilders MSCI US REIT ETF	Balance as of June 15, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018	CK
Investments in Securities:

Common Stocks — Diversified	$—	$4,259	$29,694	$—	$1,056,156	$ (80,090)	$—	$—	$1,010,019	—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to $29,694.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 97.2%
Aerospace & Defense — 2.3%
Arconic, Inc.
6.15%, 8/15/2020	288,000	296,620
5.40%, 4/15/2021	322,000	326,508
5.13%, 10/1/2024	372,000	360,840
Bombardier, Inc. (Canada)
8.75%, 12/1/2021(a)	368,000	379,500
6.13%, 1/15/2023(a)	322,000	305,900
7.50%, 3/15/2025(a)	393,000	373,350
KLX, Inc. 5.88%, 12/1/2022(a)	326,000	335,576
TransDigm, Inc.
6.00%, 7/15/2022	305,000	305,381
6.50%, 7/15/2024	316,000	316,790
6.38%, 6/15/2026	262,000	255,749

		3,256,214

Air Freight & Logistics — 0.3%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	287,000	292,023
6.13%, 9/1/2023(a)	145,000	145,906

		437,929

Airlines — 0.2%
American Airlines Group, Inc.
5.50%, 10/1/2019(a)	164,000	165,025
4.63%, 3/1/2020(a)	139,000	138,826

		303,851

Auto Components — 1.8%
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	247,000	237,429
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	80,000	79,800
6.25%, 4/1/2025	169,000	157,170
6.50%, 4/1/2027	145,000	131,587
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023(b)	247,000	243,912
5.00%, 5/31/2026	219,000	199,837
4.88%, 3/15/2027(b)	170,000	152,788
Icahn Enterprises LP
6.00%, 8/1/2020	489,000	493,279
5.88%, 2/1/2022	390,000	391,338
6.25%, 2/1/2022	349,000	354,671
6.38%, 12/15/2025	122,000	120,475

		2,562,286

Automobiles — 1.1%
Fiat Chrysler Automobiles NV (United Kingdom)
4.50%, 4/15/2020	402,000	402,502
5.25%, 4/15/2023	400,000	400,800
Jaguar Land Rover Automotive plc (United Kingdom)
4.13%, 12/15/2018(a)	200,000	199,935
4.25%, 11/15/2019(a)	200,000	198,000
3.50%, 3/15/2020(a)	200,000	195,500
4.50%, 10/1/2027(a)	200,000	147,500

		1,544,237

Banks — 1.6%
CIT Group, Inc.
4.13%, 3/9/2021	106,000	105,735
5.00%, 8/15/2022	306,000	307,157
5.00%, 8/1/2023	198,000	198,495
5.25%, 3/7/2025	97,000	97,465
Goldman Sachs Capital I 6.35%, 2/15/2034	324,000	356,649
Intesa Sanpaolo SpA (Italy)
5.02%, 6/26/2024(a)	600,000	526,388
5.71%, 1/15/2026(a)	400,000	351,506
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)	400,000	338,750

		2,282,145

Beverages — 0.0%(d)
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025(a)	40,000	38,600

Building Products — 0.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024(a)	104,000	95,550
Summit Materials LLC 6.13%, 7/15/2023	136,000	135,150

		230,700

Capital Markets — 1.5%
Deutsche Bank AG (Germany) 4.50%, 4/1/2025	408,000	350,785
(USD Swap Semi 5 Year + 2.25%), 4.30%, 5/24/2028(c)	408,000	346,018
(USD ICE Swap Rate 5 Year + 2.55%), 4.87%, 12/1/2032(c)	400,000	309,624
Dresdner Funding Trust I (Germany) 8.15%, 6/30/2031(a)	340,000	415,642
MSCI, Inc.
5.25%, 11/15/2024(a)	232,000	232,580
5.75%, 8/15/2025(a)	224,000	226,800
4.75%, 8/1/2026(a)	92,000	87,630
5.38%, 5/15/2027(a)	159,000	157,548

		2,126,627

Chemicals — 2.3%
Ashland LLC 4.75%, 8/15/2022(e)	298,000	295,765
Blue Cube Spinco LLC
9.75%, 10/15/2023	198,000	221,550
10.00%, 10/15/2025	93,000	106,253

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Chemicals — continued
CF Industries, Inc.
7.13%, 5/1/2020	52,000	54,015
3.45%, 6/1/2023	217,000	202,624
5.15%, 3/15/2034	222,000	190,920
4.95%, 6/1/2043	180,000	139,950
5.38%, 3/15/2044	223,000	186,283
Chemours Co. (The)
6.63%, 5/15/2023	210,000	213,150
7.00%, 5/15/2025	200,000	201,750
5.38%, 5/15/2027	145,000	130,862
Huntsman International LLC 4.88%, 11/15/2020	180,000	181,800
Olin Corp.
5.13%, 9/15/2027	144,000	135,223
5.00%, 2/1/2030	160,000	142,400
Platform Specialty Products Corp.
6.50%, 2/1/2022(a)	284,000	289,325
5.88%, 12/1/2025(a)(b)	219,000	213,525
Tronox, Inc. 6.50%, 4/15/2026(a)	140,000	121,100
WR Grace & Co.-Conn. 5.13%, 10/1/2021(a)	158,000	159,138

		3,185,633

Commercial Services & Supplies — 1.9%
ADT Security Corp. (The)
6.25%, 10/15/2021	250,000	258,438
3.50%, 7/15/2022	251,000	234,999
4.13%, 6/15/2023	177,000	165,052
Aramark Services, Inc.
5.13%, 1/15/2024	225,000	226,125
5.00%, 4/1/2025(a)	121,000	120,422
4.75%, 6/1/2026	73,000	69,532
5.00%, 2/1/2028(a)	295,000	280,250
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/2021(a)	178,000	178,612
Nielsen Finance LLC
4.50%, 10/1/2020	225,000	223,807
5.00%, 4/15/2022(a)	655,000	640,525
Pitney Bowes, Inc.
3.87%, 10/1/2021(e)	140,000	134,050
4.63%, 3/15/2024	135,000	121,500

		2,653,312

Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	393,000	364,036
5.00%, 3/15/2027(a)	165,000	135,919
CommScope, Inc.
5.00%, 6/15/2021(a)	88,000	87,252
5.50%, 6/15/2024(a)	160,000	147,584
Nokia OYJ (Finland)
5.38%, 5/15/2019	103,000	103,258
3.38%, 6/12/2022	107,000	101,516
4.38%, 6/12/2027	102,000	95,273
6.63%, 5/15/2039	120,000	123,756
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	260,000	254,930

		1,413,524

Construction & Engineering — 0.3%
AECOM
5.88%, 10/15/2024	210,000	210,787
5.13%, 3/15/2027	258,000	234,651

		445,438

Consumer Finance — 2.4%
Ally Financial, Inc.
8.00%, 3/15/2020	247,000	259,249
4.13%, 3/30/2020	193,000	192,518
5.75%, 11/20/2025	265,000	270,631
8.00%, 11/1/2031	509,000	594,359
Navient Corp.
5.50%, 1/15/2019	212,000	212,106
8.00%, 3/25/2020	320,000	330,400
6.50%, 6/15/2022	235,000	235,881
5.50%, 1/25/2023	204,000	192,270
Springleaf Finance Corp.
5.25%, 12/15/2019	95,000	95,356
8.25%, 12/15/2020	217,000	229,109
7.75%, 10/1/2021	31,000	32,434
6.13%, 5/15/2022	210,000	210,000
5.63%, 3/15/2023	141,000	135,712
6.88%, 3/15/2025	195,000	183,544
7.13%, 3/15/2026	258,000	242,520

		3,416,089

Containers & Packaging — 2.5%
Ardagh Packaging Finance plc (Ireland)
4.63%, 5/15/2023(a)	400,000	389,000
7.25%, 5/15/2024(a)	600,000	606,000
6.00%, 2/15/2025(a)	600,000	558,750
Ball Corp.
4.38%, 12/15/2020	257,000	258,670
4.00%, 11/15/2023	260,000	253,500
5.25%, 7/1/2025	262,000	265,930
Berry Global, Inc.
5.50%, 5/15/2022	138,000	138,000
5.13%, 7/15/2023	182,000	180,294
4.50%, 2/15/2026(a)	100,000	94,000
Crown Americas LLC
4.50%, 1/15/2023	262,000	257,415
4.75%, 2/1/2026(a)	237,000	228,421
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(a)	91,000	90,545
5.88%, 8/15/2023(a)	182,000	182,000

		3,502,525

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Diversified Consumer Services — 0.2%
Service Corp. International
5.38%, 5/15/2024	192,000	192,960
4.63%, 12/15/2027	141,000	131,483

		324,443

Diversified Financial Services — 0.1%
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053(c)	161,000	154,963

Diversified Telecommunication Services — 6.9%
Altice France SA (France)
6.25%, 5/15/2024(a)	400,000	386,500
7.38%, 5/1/2026(a)	1,559,000	1,496,640
8.13%, 2/1/2027(a)	539,000	528,220
CCO Holdings LLC
5.88%, 4/1/2024(a)	116,000	117,015
5.75%, 2/15/2026(a)	721,000	721,007
5.50%, 5/1/2026(a)	61,000	59,399
5.13%, 5/1/2027(a)	938,000	888,755
5.00%, 2/1/2028(a)	721,000	671,431
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	343,000	350,717
Series T, 5.80%, 3/15/2022	370,000	367,687
Series Y, 7.50%, 4/1/2024(b)	258,000	264,773
Embarq Corp. 8.00%, 6/1/2036	428,000	401,785
Intelsat Jackson Holdings SA (Luxembourg) 8.00%, 2/15/2024(a)	374,000	391,316
Level 3 Financing, Inc.
5.38%, 8/15/2022	288,000	287,280
5.38%, 1/15/2024	245,000	240,465
5.38%, 5/1/2025	210,000	204,488
Sable International Finance Ltd. 6.88%, 8/1/2022(a)	200,000	205,600
Sprint Capital Corp. 6.88%, 11/15/2028	702,000	678,308
Telecom Italia Capital SA (Italy)
7.20%, 7/18/2036	260,000	247,260
7.72%, 6/4/2038	282,000	276,360
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	400,000	375,500
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026(a)	400,000	374,500
5.50%, 8/15/2026(a)	200,000	188,310

		9,723,316

Electric Utilities — 0.6%
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(c)	307,000	313,293
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	161,000	151,743
4.50%, 9/15/2027(a)	156,000	143,130
Vistra Operations Co. LLC 5.50%, 9/1/2026(a)	292,000	287,255

		895,421

Electrical Equipment — 0.3%
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026(a)	140,000	131,950
Sensata Technologies BV
4.88%, 10/15/2023(a)	139,000	136,220
5.00%, 10/1/2025(a)	193,000	185,762

		453,932

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC
5.00%, 9/1/2023	144,000	143,640
5.50%, 12/1/2024	131,000	131,000
5.00%, 9/1/2025	182,000	177,450

		452,090

Energy Equipment & Services — 2.4%
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	126,000	112,455
5.70%, 10/15/2039	128,000	81,920
4.88%, 11/1/2043	207,000	122,130
Ensco plc
4.50%, 10/1/2024	92,000	67,563
5.20%, 3/15/2025	161,000	120,447
7.75%, 2/1/2026	490,000	404,250
5.75%, 10/1/2044	253,000	155,595
McDermott Technology Americas, Inc. 10.63%, 5/1/2024(a)	338,000	291,947
Nabors Industries, Inc.
5.00%, 9/15/2020	194,000	192,045
4.63%, 9/15/2021	185,000	172,099
5.50%, 1/15/2023	155,000	136,399
5.75%, 2/1/2025	219,000	178,615
Noble Holding International Ltd.
7.75%, 1/15/2024	174,000	152,250
7.88%, 2/1/2026(a)	193,000	179,972
5.25%, 3/15/2042	116,000	74,240
SESI LLC
7.13%, 12/15/2021	183,000	172,935
7.75%, 9/15/2024(b)	135,000	120,488
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)	38,400	38,784
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	32,300	31,654
Transocean, Inc.
9.00%, 7/15/2023(a)	327,000	334,153
7.50%, 1/15/2026(a)	198,000	184,140

		3,324,081

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Entertainment — 1.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	131,000	118,555
5.88%, 11/15/2026	162,000	144,180
Cinemark USA, Inc. 4.88%, 6/1/2023	164,000	159,490
Live Nation Entertainment, Inc. 4.88%, 11/1/2024‡(a)	120,000	116,100
Netflix, Inc.
5.50%, 2/15/2022	26,000	26,520
5.88%, 2/15/2025	161,000	164,220
4.38%, 11/15/2026	251,000	230,950
4.88%, 4/15/2028	419,000	386,528
5.88%, 11/15/2028(a)	482,000	477,180
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(c)	172,000	165,331
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)	172,000	164,785

		2,153,839

Equity Real Estate Investment Trusts (REITs) — 2.9%
CyrusOne LP 5.00%, 3/15/2024	202,000	200,485
Equinix, Inc.
5.38%, 4/1/2023	288,000	290,160
5.88%, 1/15/2026	300,000	304,500
5.38%, 5/15/2027	361,000	355,585
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	334,000	319,387
Iron Mountain, Inc.
6.00%, 8/15/2023	82,000	83,743
5.75%, 8/15/2024	261,000	249,581
4.88%, 9/15/2027(a)	260,000	230,425
5.25%, 3/15/2028(a)	206,000	186,438
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	315,000	318,103
4.50%, 9/1/2026	138,000	127,225
MPT Operating Partnership LP
6.38%, 3/1/2024	139,000	143,865
5.25%, 8/1/2026	97,000	94,818
5.00%, 10/15/2027	366,000	347,700
SBA Communications Corp.
4.88%, 7/15/2022	202,000	200,990
4.00%, 10/1/2022	198,000	191,070
4.88%, 9/1/2024	300,000	291,750
Uniti Group LP 6.00%, 4/15/2023(a)	150,000	142,875

		4,078,700

Food & Staples Retailing — 0.3%
Rite Aid Corp. 6.13%, 4/1/2023(a)	417,000	358,620
Tesco plc (United Kingdom) 6.15%, 11/15/2037(a)	105,000	108,296

		466,916

Food Products — 1.9%
B&G Foods, Inc.
4.63%, 6/1/2021	192,000	188,640
5.25%, 4/1/2025(b)	242,000	228,714
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	214,000	206,510
4.88%, 11/1/2026(a)	214,000	208,436
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	257,000	249,932
5.88%, 9/30/2027(a)	217,000	205,065
Post Holdings, Inc.
5.50%, 3/1/2025(a)	251,000	239,391
5.00%, 8/15/2026(a)	451,000	413,793
5.75%, 3/1/2027(a)	361,000	338,437
5.63%, 1/15/2028(a)	211,000	195,703
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)	204,000	201,705

		2,676,326

Gas Utilities — 0.5%
AmeriGas Partners LP
5.63%, 5/20/2024	190,000	180,500
5.50%, 5/20/2025	193,000	178,766
5.88%, 8/20/2026	189,000	176,243
Suburban Propane Partners LP 5.50%, 6/1/2024	121,000	114,647

		650,156

Health Care Equipment & Supplies — 0.6%
Hologic, Inc. 4.38%, 10/15/2025(a)	242,000	229,900
Mallinckrodt International Finance SA
4.88%, 4/15/2020(a)	193,000	190,491
5.75%, 8/1/2022(a)(b)	229,000	208,390
5.63%, 10/15/2023(a)	194,000	166,598
Teleflex, Inc. 4.63%, 11/15/2027	90,000	84,600

		879,979

Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	175,000	172,083
Centene Corp.
5.63%, 2/15/2021	370,000	374,884
6.13%, 2/15/2024	258,000	268,294
4.75%, 1/15/2025	314,000	311,645
5.38%, 6/1/2026(a)	429,000	431,681
DaVita, Inc.
5.75%, 8/15/2022	323,000	327,441
5.13%, 7/15/2024	460,000	442,750
5.00%, 5/1/2025	392,000	368,480
Encompass Health Corp. 5.75%, 11/1/2024	313,000	313,391
HCA, Inc.
6.50%, 2/15/2020	786,000	807,615
5.00%, 3/15/2024	523,000	524,308
5.38%, 2/1/2025	750,000	754,687
5.50%, 6/15/2047	45,000	43,313

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
Molina Healthcare, Inc. 5.38%, 11/15/2022(e)	205,000	204,693
Tenet Healthcare Corp.
6.00%, 10/1/2020	470,000	479,400
4.63%, 7/15/2024	512,000	491,218
5.13%, 5/1/2025	407,000	385,887
WellCare Health Plans, Inc.
5.25%, 4/1/2025	346,000	342,972
5.38%, 8/15/2026(a)	217,000	215,412

		7,260,154

Health Care Technology — 0.4%
IQVIA, Inc.
4.88%, 5/15/2023(a)	207,000	205,706
5.00%, 10/15/2026(a)	400,000	385,000

		590,706

Hotels, Restaurants & Leisure — 6.2%
1011778 BC ULC (Canada)
4.63%, 1/15/2022(a)	326,000	324,370
4.25%, 5/15/2024(a)	394,000	372,823
5.00%, 10/15/2025(a)	796,000	750,230
Boyd Gaming Corp.
6.88%, 5/15/2023	202,000	209,575
6.38%, 4/1/2026	200,000	198,750
6.00%, 8/15/2026	191,000	184,792
Caesars Resort Collection LLC 5.25%, 10/15/2025(a)	447,000	410,122
Eldorado Resorts, Inc. 6.00%, 4/1/2025	242,000	235,950
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	298,000	284,188
5.13%, 5/1/2026(a)	432,000	423,360
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	244,000	235,460
4.88%, 4/1/2027	177,000	168,814
International Game Technology plc
6.25%, 2/15/2022(a)	400,000	412,000
6.50%, 2/15/2025(a)	400,000	408,120
KFC Holding Co.
5.00%, 6/1/2024(a)	269,000	265,301
5.25%, 6/1/2026(a)	274,000	268,690
4.75%, 6/1/2027(a)	175,000	164,026
MGM Resorts International
6.63%, 12/15/2021	346,000	362,435
7.75%, 3/15/2022	213,000	228,975
6.00%, 3/15/2023	324,000	329,265
5.75%, 6/15/2025	193,000	189,864
NCL Corp. Ltd. 4.75%, 12/15/2021(a)	21,000	21,052
Sabre GLBL, Inc.
5.38%, 4/15/2023(a)	111,000	110,445
5.25%, 11/15/2023‡(a)	97,000	96,273
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	329,000	307,993
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	260,000	248,950
5.50%, 4/15/2027(a)	138,000	132,135
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	280,000	278,950
Wyndham Destinations, Inc. 4.25%, 3/1/2022	172,000	165,980
Wynn Las Vegas LLC
4.25%, 5/30/2023(a)	143,000	135,850
5.50%, 3/1/2025(a)	506,000	481,965
5.25%, 5/15/2027(a)	263,000	240,237

		8,646,940

Household Durables — 1.2%
Brookfield Residential Properties, Inc. (Canada)
6.50%, 12/15/2020(a)	126,000	125,685
6.13%, 7/1/2022(a)	93,000	89,861
Lennar Corp.
4.50%, 11/15/2019	23,000	23,043
4.13%, 1/15/2022	130,000	126,588
4.75%, 11/15/2022(e)	26,000	25,815
4.50%, 4/30/2024	169,000	161,818
4.75%, 11/29/2027	241,000	221,720
MDC Holdings, Inc. 6.00%, 1/15/2043	144,000	111,780
PulteGroup, Inc.
4.25%, 3/1/2021	191,000	191,239
5.50%, 3/1/2026	182,000	179,552
5.00%, 1/15/2027	172,000	159,745
Taylor Morrison Communities, Inc. 5.25%, 4/15/2021(a)	148,000	147,304
Tempur Sealy International, Inc. 5.50%, 6/15/2026	126,000	118,755

		1,682,905

Household Products — 0.4%
Energizer Holdings, Inc. 5.50%, 6/15/2025(a)	168,000	154,245
Spectrum Brands, Inc.
6.63%, 11/15/2022	126,000	128,583
5.75%, 7/15/2025	277,000	262,111

		544,939

Independent Power and Renewable Electricity Producers — 1.6%
AES Corp.
4.88%, 5/15/2023	192,000	190,800
5.50%, 4/15/2025	116,000	116,870
Clearway Energy Operating LLC
5.38%, 8/15/2024	170,000	161,075
5.75%, 10/15/2025(a)	150,000	144,375
NRG Energy, Inc.
7.25%, 5/15/2026	275,000	290,812
6.63%, 1/15/2027	325,000	331,068
5.75%, 1/15/2028	230,000	224,250

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Independent Power and Renewable Electricity Producers — continued
Vistra Energy Corp.
7.38%, 11/1/2022	457,000	474,137
7.63%, 11/1/2024	315,000	334,688

		2,268,075

Insurance — 0.1%
Genworth Holdings, Inc. 7.63%, 9/24/2021	153,000	154,530

Internet & Direct Marketing Retail — 0.3%
QVC, Inc.
4.38%, 3/15/2023	164,000	159,236
4.85%, 4/1/2024	131,000	128,441
4.45%, 2/15/2025	154,000	145,547

		433,224

IT Services — 2.5%
First Data Corp.
7.00%, 12/1/2023(a)	898,000	929,430
5.00%, 1/15/2024(a)	503,000	496,059
5.75%, 1/15/2024(a)	580,000	582,175
VeriSign, Inc.
4.63%, 5/1/2023	164,000	164,000
5.25%, 4/1/2025	138,000	138,690
4.75%, 7/15/2027	158,000	150,693
Zayo Group LLC
6.00%, 4/1/2023	375,000	373,125
6.38%, 5/15/2025	222,000	217,837
5.75%, 1/15/2027(a)	435,000	415,425

		3,467,434

Leisure Products — 0.3%
Mattel, Inc. 6.75%, 12/31/2025(a)	422,000	397,735

Machinery — 0.5%
Novelis Corp.
6.25%, 8/15/2024(a)	332,000	328,680
5.88%, 9/30/2026(a)	437,000	407,503

		736,183

Media — 10.4%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	600,000	592,500
7.50%, 5/15/2026(a)	850,000	799,000
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	400,000	381,000
7.63%, 2/15/2025(a)(b)	400,000	324,000
AMC Networks, Inc.
4.75%, 12/15/2022	130,000	128,212
5.00%, 4/1/2024	308,000	296,065
4.75%, 8/1/2025	218,000	202,749
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	196,000	197,838
Series B, 6.50%, 11/15/2022	525,000	533,033
CSC Holdings LLC
5.13%, 12/15/2021(a)	213,000	212,201
10.13%, 1/15/2023(a)	600,000	649,560
5.38%, 7/15/2023(a)	400,000	397,000
7.75%, 7/15/2025(a)	200,000	207,750
10.88%, 10/15/2025(a)	367,000	422,968
5.50%, 5/15/2026(a)	400,000	387,375
5.50%, 4/15/2027(a)	400,000	384,000
7.50%, 4/1/2028(a)	400,000	411,992
DISH DBS Corp.
6.75%, 6/1/2021	572,000	581,295
5.88%, 7/15/2022	573,000	546,499
5.88%, 11/15/2024	570,000	485,925
Gray Television, Inc.
5.13%, 10/15/2024(a)	152,000	145,540
5.88%, 7/15/2026(a)	202,000	196,445
Lamar Media Corp.
5.00%, 5/1/2023	145,000	144,637
5.38%, 1/15/2024	142,000	143,065
Meredith Corp. 6.88%, 2/1/2026(a)	367,000	375,258
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024(a)	249,000	240,285
Outfront Media Capital LLC
5.25%, 2/15/2022	146,000	146,547
5.63%, 2/15/2024	148,000	148,000
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	248,000	253,208
Sinclair Television Group, Inc.
5.38%, 4/1/2021	126,000	126,000
6.13%, 10/1/2022	102,000	103,403
5.63%, 8/1/2024(a)	150,000	142,875
Sirius XM Radio, Inc.
3.88%, 8/1/2022(a)	305,000	294,169
6.00%, 7/15/2024(a)	437,000	447,379
5.38%, 4/15/2025(a)	36,000	35,460
5.00%, 8/1/2027(a)	437,000	410,780
TEGNA, Inc.
5.13%, 7/15/2020	173,000	173,000
6.38%, 10/15/2023	188,000	192,230
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(a)	400,000	366,000
Tribune Media Co. 5.88%, 7/15/2022	296,000	299,700
Unitymedia GmbH (Germany) 6.13%, 1/15/2025(a)	200,000	203,938
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025(a)(b)	200,000	201,000
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	200,000	182,000

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Media — continued
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	400,000	383,752
Videotron Ltd. (Canada)
5.00%, 7/15/2022	221,000	219,895
5.13%, 4/15/2027(a)	172,000	162,970
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(a)	150,000	134,625
Ziggo BV (Netherlands) 5.50%, 1/15/2027(a)	600,000	558,750

		14,571,873

Metals & Mining — 3.5%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	200,000	206,500
7.00%, 9/30/2026(a)	200,000	207,500
6.13%, 5/15/2028(a)	200,000	195,000
Allegheny Technologies, Inc.
5.95%, 1/15/2021	93,000	92,651
7.88%, 8/15/2023(e)	167,000	174,098
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	315,000	289,012
Constellium NV
6.63%, 3/1/2025(a)	250,000	239,375
5.88%, 2/15/2026(a)	250,000	226,875
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	200,000	192,000
5.13%, 3/15/2023(a)	151,000	143,073
5.13%, 5/15/2024(a)	193,000	179,731
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	543,000	516,529
3.88%, 3/15/2023	555,000	516,844
5.45%, 3/15/2043	535,000	437,362
Steel Dynamics, Inc.
5.13%, 10/1/2021	182,000	182,455
5.50%, 10/1/2024	139,000	138,652
Teck Resources Ltd. (Canada)
8.50%, 6/1/2024(a)	173,000	187,489
6.13%, 10/1/2035	176,000	176,000
6.25%, 7/15/2041	208,000	205,140
United States Steel Corp.
6.88%, 8/15/2025	199,000	188,553
6.25%, 3/15/2026	166,000	151,785

		4,846,624

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 2/1/2021(a)	102,000	98,940
5.00%, 12/15/2021	161,000	160,779
4.75%, 3/15/2025	107,000	99,777

		359,496

Oil, Gas & Consumable Fuels — 12.1%
Antero Resources Corp.
5.38%, 11/1/2021	262,000	261,017
5.13%, 12/1/2022	300,000	294,000
5.63%, 6/1/2023	201,000	199,493
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	103,000	98,107
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	415,000	447,162
5.88%, 3/31/2025	424,000	436,720
5.13%, 6/30/2027	422,000	408,813
Cheniere Energy Partners LP 5.25%, 10/1/2025	392,000	381,710
CNX Resources Corp. 5.88%, 4/15/2022	353,000	345,499
Continental Resources, Inc.
5.00%, 9/15/2022	420,000	420,049
4.50%, 4/15/2023	392,000	383,755
3.80%, 6/1/2024	251,000	237,014
4.38%, 1/15/2028	224,000	211,119
Crestwood Midstream Partners LP
6.25%, 4/1/2023(e)	188,000	186,590
5.75%, 4/1/2025	135,000	129,600
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(c)(f)(g)	107,000	98,574
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	131,000	132,310
3.88%, 3/15/2023	63,000	60,322
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043(a)(c)	162,000	136,080
Denbury Resources, Inc. 9.00%, 5/15/2021(a)	145,000	145,362
Diamondback Energy, Inc.
4.75%, 11/1/2024	137,000	132,890
5.38%, 5/31/2025	225,000	222,469
Enbridge, Inc. (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(c)	196,000	174,126
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077(c)	263,000	225,711
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(c)	249,000	221,306
Energy Transfer LP
7.50%, 10/15/2020	312,000	329,160
4.25%, 3/15/2023	254,000	247,015
5.88%, 1/15/2024	314,000	323,812
5.50%, 6/1/2027	56,000	55,860
Energy Transfer Operating LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023(c)(f)(g)	249,000	219,120
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(c)(f)(g)	161,000	141,680

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
EnLink Midstream Partners LP
4.40%, 4/1/2024	160,000	152,708
4.15%, 6/1/2025	206,000	186,514
5.45%, 6/1/2047	140,000	111,306
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026(a)	193,000	150,540
Genesis Energy LP
6.75%, 8/1/2022	164,000	162,770
6.50%, 10/1/2025	162,000	147,420
Gulfport Energy Corp.
6.00%, 10/15/2024	186,000	170,190
6.38%, 5/15/2025	164,000	148,830
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	200,000	186,500
7.00%, 3/31/2024(a)	249,000	233,126
6.50%, 1/15/2025(a)	236,000	240,720
Murphy Oil Corp.
4.00%, 6/1/2022	10,000	9,526
4.45%, 12/1/2022(e)	164,000	157,507
6.88%, 8/15/2024	160,000	163,014
5.75%, 8/15/2025	160,000	154,361
Newfield Exploration Co.
5.75%, 1/30/2022	200,000	204,000
5.63%, 7/1/2024	262,000	267,895
5.38%, 1/1/2026	190,000	189,288
NGL Energy Partners LP 7.50%, 11/1/2023	169,000	164,944
NuStar Logistics LP 5.63%, 4/28/2027	106,000	100,170
Oasis Petroleum, Inc. 6.88%, 3/15/2022	233,000	230,088
Parsley Energy LLC
5.38%, 1/15/2025(a)	186,000	178,095
5.63%, 10/15/2027(a)	182,000	172,900
PBF Holding Co. LLC 7.25%, 6/15/2025	203,000	200,970
PDC Energy, Inc. 5.75%, 5/15/2026	128,000	119,360
Peabody Energy Corp.
6.00%, 3/31/2022(a)	139,000	137,349
6.38%, 3/31/2025(a)	102,000	97,920
QEP Resources, Inc.
5.38%, 10/1/2022	155,000	152,675
5.25%, 5/1/2023	186,000	177,165
5.63%, 3/1/2026	138,000	126,098
Range Resources Corp.
5.00%, 8/15/2022	152,000	144,020
5.00%, 3/15/2023	206,000	194,284
4.88%, 5/15/2025	212,000	192,920
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025(a)	203,000	188,790
SM Energy Co.
6.13%, 11/15/2022	150,000	147,750
5.63%, 6/1/2025	140,000	128,800
6.75%, 9/15/2026(b)	106,000	101,760
Southwestern Energy Co.
4.10%, 3/15/2022	329,000	316,662
6.20%, 1/23/2025(e)	308,000	295,295
7.50%, 4/1/2026	149,000	150,118
Sunoco LP
4.88%, 1/15/2023(a)	266,000	259,350
5.50%, 2/15/2026(a)	218,000	207,645
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	200,000	200,500
5.50%, 1/15/2028(a)	213,000	209,273
Targa Resources Partners LP
4.13%, 11/15/2019	164,000	162,975
4.25%, 11/15/2023	116,000	110,055
6.75%, 3/15/2024	34,000	35,317
5.88%, 4/15/2026(a)	283,000	281,585
5.00%, 1/15/2028	198,000	182,994
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	97,000	92,150
5.00%, 1/31/2028(a)	182,000	162,945
Whiting Petroleum Corp.
5.75%, 3/15/2021	229,000	226,137
6.63%, 1/15/2026	267,000	256,988
WPX Energy, Inc.
6.00%, 1/15/2022	165,000	165,619
8.25%, 8/1/2023	92,000	100,510
5.25%, 9/15/2024	172,000	163,400
5.75%, 6/1/2026	120,000	115,200

		16,993,436

Personal Products — 0.2%
Edgewell Personal Care Co.
4.70%, 5/19/2021	130,000	128,375
4.70%, 5/24/2022	92,000	89,700

		218,075

Pharmaceuticals — 2.3%
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)	247,000	255,336
5.88%, 5/15/2023(a)	856,000	831,390
7.00%, 3/15/2024(a)	526,000	550,328
6.13%, 4/15/2025(a)	856,000	803,527
5.50%, 11/1/2025(a)	364,000	357,630
Elanco Animal Health, Inc.
4.27%, 8/28/2023(a)	217,000	215,444
4.90%, 8/28/2028(a)	217,000	218,398

		3,232,053

Real Estate Management & Development — 0.6%
Howard Hughes Corp. (The) 5.38%, 3/15/2025(a)	259,000	245,402
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	293,000	277,952

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Real Estate Management & Development — continued
Realogy Group LLC
5.25%, 12/1/2021(a)	146,000	142,168
4.88%, 6/1/2023(a)	135,000	121,331

		786,853

Road & Rail — 1.1%
Avis Budget Car Rental LLC 5.50%, 4/1/2023	179,000	176,539
Herc Rentals, Inc.
7.50%, 6/1/2022(a)	38,000	39,805
7.75%, 6/1/2024(a)	39,000	41,216
Hertz Corp. (The)
5.88%, 10/15/2020	131,000	129,068
7.63%, 6/1/2022(a)	73,000	71,905
5.50%, 10/15/2024(a)	161,000	127,592
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	497,000	497,000
4.50%, 3/15/2023(a)	65,000	63,213
5.50%, 2/15/2024(a)	365,000	367,237

		1,513,575

Semiconductors & Semiconductor Equipment — 1.0%
NXP BV (Netherlands)
4.13%, 6/1/2021(a)	400,000	395,288
3.88%, 9/1/2022(a)	400,000	387,500
4.63%, 6/1/2023(a)	400,000	392,248
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	200,000	203,628

		1,378,664

Software — 1.2%
CDK Global, Inc.
5.00%, 10/15/2024(e)	103,000	102,227
5.88%, 6/15/2026	143,000	142,285
4.88%, 6/1/2027	172,000	160,390
Change Healthcare Holdings LLC 5.75%, 3/1/2025(a)	264,000	255,090
Nuance Communications, Inc. 5.63%, 12/15/2026	111,000	106,593
Open Text Corp. (Canada)
5.63%, 1/15/2023(a)	212,000	215,180
5.88%, 6/1/2026(a)	222,000	223,665
Symantec Corp.
4.20%, 9/15/2020	199,000	199,646
5.00%, 4/15/2025(a)	298,000	288,491

		1,693,567

Specialty Retail — 0.7%
L Brands, Inc.
6.63%, 4/1/2021	214,000	223,630
5.63%, 2/15/2022	259,000	264,504
5.25%, 2/1/2028	87,000	76,750
6.88%, 11/1/2035	258,000	219,865
Penske Automotive Group, Inc.
5.75%, 10/1/2022	122,000	122,610
5.50%, 5/15/2026	116,000	107,300
Sally Holdings LLC 5.63%, 12/1/2025	26,000	24,960

		1,039,619

Technology Hardware, Storage & Peripherals — 1.3%
EMC Corp.
2.65%, 6/1/2020	524,000	510,270
3.38%, 6/1/2023	268,000	242,340
NCR Corp.
4.63%, 2/15/2021	138,000	135,930
5.00%, 7/15/2022	177,000	168,150
6.38%, 12/15/2023	204,000	201,450
Western Digital Corp. 4.75%, 2/15/2026	604,000	552,660

		1,810,800

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.
4.63%, 5/15/2024(a)	245,000	235,813
4.88%, 5/15/2026(a)	272,000	255,680

		491,493

Thrifts & Mortgage Finance — 0.6%
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022(a)	137,000	135,630
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(a)	275,000	277,750
9.13%, 7/15/2026(a)	217,000	219,577
Nationstar Mortgage LLC 6.50%, 7/1/2021	170,000	169,787

		802,744

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(a)	375,000	340,312
United Rentals North America, Inc.
4.63%, 7/15/2023	132,000	131,175
5.88%, 9/15/2026	260,000	252,525
5.50%, 5/15/2027	261,000	246,319
4.88%, 1/15/2028	431,000	388,708

		1,359,039

Wireless Telecommunication Services — 3.9%
C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027(a)	200,000	185,500
Hughes Satellite Systems Corp.
6.50%, 6/15/2019	212,000	214,915
7.63%, 6/15/2021	245,000	256,258
5.25%, 8/1/2026	199,000	185,567
6.63%, 8/1/2026	169,000	157,381
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022(a)	300,000	288,750
Millicom International Cellular SA (Colombia)
6.00%, 3/15/2025(a)	200,000	197,250
5.13%, 1/15/2028(a)	200,000	176,500

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Wireless Telecommunication Services — continued
Sprint Corp.
7.88%, 9/15/2023	1,180,000	1,239,000
7.13%, 6/15/2024	721,000	731,815
T-Mobile USA, Inc.
6.38%, 3/1/2025‡	369,000	—
6.38%, 3/1/2025	444,000	456,765
6.50%, 1/15/2026‡	432,000	—
6.50%, 1/15/2026	529,000	548,837
4.75%, 2/1/2028‡	168,000	—
4.75%, 2/1/2028	390,000	361,160
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	600,000	496,350

		5,496,048

TOTAL CORPORATE BONDS (Cost $142,919,160)		136,410,056

	Shares
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(h)(i) (Cost $2,502,610)	2,502,610	2,502,610

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.16%(h)(i)(Cost $1,647,940)	1,647,940	1,647,940

Total Investments — 100.2% (Cost $147,069,710)		140,560,606
Liabilities in Excess of Other Assets — (0.2%)		(272,569)

Net Assets — 100.0%		140,288,037

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $1,606,272.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Entertainment	$—	$2,037,739	$116,100	$2,153,839
Hotels, Restaurants & Leisure	—	8,550,667	96,273	8,646,940
Wireless Telecommunication Services	—	5,496,048	—	5,496,048
Other Corporate Bonds	—	120,113,229	—	120,113,229

Total Corporate Bonds	—	136,197,683	212,373	136,410,056

Short-Term Investments
Investment Companies	2,502,610	—	—	2,502,610
Investment of cash collateral from securities loaned	$1,647,940	$—	$—	$1,647,940

Total Investments in Securities	$4,150,550	$136,197,683	$212,373	$140,560,606

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2018.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 56.2%
Argentina — 0.2%
Pampa Energia SA
7.38%, 7/21/2023(a)		94,000	86,715
7.50%, 1/24/2027(b)		150,000	130,687
YPF SA
6.95%, 7/21/2027(a)		120,000	101,550

			318,952

Australia — 0.1%
Australia & New Zealand Banking Group Ltd.
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(a)(c)(d)(e)		200,000	199,500

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(b)		260,000	254,800

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(b)		200,000	196,500

Belgium — 0.4%
Anheuser-Busch Cos. LLC
3.65%, 2/1/2026(a)		185,000	174,903
4.70%, 2/1/2036(a)		20,000	18,841
4.90%, 2/1/2046(a)		35,000	32,719
Nyrstar Netherlands Holdings BV
6.88%, 3/15/2024(b)	EUR	200,000	96,007
Solvay Finance SA
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(b)(c)(d)(e)	EUR	300,000	363,914

			686,384

Brazil — 0.5%
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(a)		400,000	424,880
JSL Europe SA 7.75%, 7/26/2024(b)		200,000	185,518
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)		200,000	200,560

			810,958

Canada — 1.2%
1011778 BC ULC 5.00%, 10/15/2025(a)		15,000	14,138
Athabasca Oil Corp. 9.88%, 2/24/2022(a)		4,000	3,520
Bombardier, Inc.
8.75%, 12/1/2021(a)		162,000	167,062
6.00%, 10/15/2022(a)		10,000	9,476
7.50%, 3/15/2025(a)		57,000	54,150
Cenovus Energy, Inc.
4.25%, 4/15/2027		250,000	222,981
6.75%, 11/15/2039		83,000	79,747
5.20%, 9/15/2043		52,000	43,939
Concordia International Corp. 8.00%, 9/6/2024		20,000	19,250
Cott Holdings, Inc. 5.50%, 4/1/2025(a)		47,000	45,355
Emera US Finance LP 3.55%, 6/15/2026		216,000	201,877
Encana Corp.
6.50%, 8/15/2034		100,000	106,698
6.50%, 2/1/2038		25,000	27,718
Garda World Security Corp. 8.75%, 5/15/2025(a)		129,000	117,712
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(a)		49,000	50,960
Hudbay Minerals, Inc. 7.25%, 1/15/2023(a)		20,000	20,025
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(a)		16,000	16,040
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)		15,000	12,900
Mattamy Group Corp. 6.50%, 10/1/2025(a)		50,000	46,938
MEG Energy Corp.
6.38%, 1/30/2023(a)		185,000	172,513
6.50%, 1/15/2025(a)		74,000	75,480
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)		80,000	74,400
5.00%, 5/1/2025(a)		55,000	51,287
5.25%, 6/1/2027(a)		30,000	27,488
Open Text Corp. 5.88%, 6/1/2026(a)		40,000	40,300
Precision Drilling Corp.
7.75%, 12/15/2023		65,000	64,350
7.13%, 1/15/2026(a)		6,000	5,565
Quebecor Media, Inc. 5.75%, 1/15/2023		255,000	260,355
Seven Generations Energy Ltd. 5.38%, 9/30/2025(a)		24,000	22,320
Stars Group Holdings BV 7.00%, 7/15/2026(a)		24,000	23,910
Teck Resources Ltd. 6.13%, 10/1/2035		65,000	65,000
Videotron Ltd.
5.38%, 6/15/2024(a)		65,000	64,838
5.13%, 4/15/2027(a)		40,000	37,900

			2,246,192

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
China — 0.3%
GCL New Energy Holdings Ltd.
7.10%, 1/30/2021(b)		200,000	167,501
GOME Retail Holdings Ltd.
5.00%, 3/10/2020(b)		200,000	169,685
Sino-Ocean Land Treasure III Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(b)(c)(d)(e)		200,000	150,430

			487,616

Denmark — 0.4%
Danske Bank A/S
(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022(b)(c)(d)(e)	EUR	200,000	226,386
DKT Finance ApS
7.00%, 6/17/2023(b)	EUR	100,000	120,421
TDC A/S
3.75%, 3/2/2022(f)	EUR	300,000	373,998

			720,805

Finland — 0.3%
Nokia OYJ
2.00%, 3/15/2024(b)	EUR	100,000	114,745
4.38%, 6/12/2027		40,000	37,362
Nordea Bank AB
(USD Swap Semi 5 Year + 3.39%), 6.13%, 9/23/2024(a)(c)(d)(e)		200,000	189,250
Stora Enso OYJ
2.50%, 6/7/2027(b)	EUR	100,000	112,001

			453,358

France — 3.4%
Altice France SA
5.63%, 5/15/2024(b)	EUR	150,000	172,787
6.25%, 5/15/2024(a)		200,000	193,250
7.38%, 5/1/2026(a)		200,000	192,000
BPCE SA
5.15%, 7/21/2024(a)		600,000	598,034
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027(b)(d)	EUR	200,000	235,544
Burger King France SAS
6.00%, 5/1/2024(b)	EUR	100,000	118,810
Casino Guichard Perrachon SA
4.05%, 8/5/2026(b)(f)	EUR	100,000	96,954
CMA CGM SA
6.50%, 7/15/2022(b)	EUR	100,000	105,559
Constantin Investissement 3 SASU
5.38%, 4/15/2025(b)	EUR	100,000	110,636
Credit Agricole SA
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021(b)(c)(d)(e)	EUR	300,000	352,916
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025(a)(c)(d)(e)		200,000	207,859
Elis SA
1.88%, 2/15/2023(b)	EUR	300,000	338,278
Europcar Mobility Group
4.13%, 11/15/2024(b)	EUR	100,000	108,540
Faurecia SA
3.63%, 6/15/2023(b)	EUR	100,000	113,493
La Financiere Atalian SASU
4.00%, 5/15/2024(b)	EUR	200,000	187,929
5.13%, 5/15/2025(a)	EUR	100,000	96,511
Loxam SAS
4.25%, 4/15/2024(b)	EUR	250,000	290,384
Novafives SAS
5.00%, 6/15/2025(b)	EUR	200,000	179,325
Orano SA
4.38%, 11/6/2019(b)	EUR	50,000	58,093
3.13%, 3/20/2023(b)	EUR	300,000	334,498
Paprec Holding SA
4.00%, 3/31/2025(b)	EUR	100,000	99,330
Peugeot SA
2.38%, 4/14/2023(b)	EUR	450,000	526,100
Picard Groupe SAS
(EURIBOR 3 Month + 3.00%, 3.00% Floor), 3.00%, 11/30/2023(b)(d)	EUR	100,000	110,137
Rexel SA
2.63%, 6/15/2024(b)	EUR	300,000	337,502
Societe Generale SA
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(c)(d)(e)		200,000	200,500
SPIE SA
3.13%, 3/22/2024(b)	EUR	300,000	332,250
TOTAL SA
(EUR Swap Annual 5 Year + 1.86%), 2.25%, 2/26/2021(b)(c)(d)(e)	EUR	125,000	142,397
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(b)(c)(d)(e)	EUR	100,000	118,587
Vallourec SA
6.63%, 10/15/2022(b)	EUR	100,000	87,266
2.25%, 9/30/2024(b)	EUR	100,000	73,132

			6,118,601

Germany — 1.7%
Blitz F18-674 GmbH
6.00%, 7/30/2026(b)	EUR	250,000	276,122

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Germany — continued
CTC BondCo GmbH
5.25%, 12/15/2025(b)	EUR	200,000	215,407
Deutsche Bank AG
4.25%, 10/14/2021		200,000	195,135
Douglas GmbH
6.25%, 7/15/2022(b)	EUR	100,000	91,557
IHO Verwaltungs GmbH
4.50% (cash), 9/15/2023(a)(g)		200,000	186,000
3.75% (cash), 9/15/2026(b)(g)	EUR	225,000	245,489
K+S AG
3.25%, 7/18/2024(b)	EUR	100,000	109,395
Nidda BondCo GmbH
5.00%, 9/30/2025(b)	EUR	225,000	228,210
Nidda Healthcare Holding GmbH
3.50%, 9/30/2024(b)	EUR	200,000	214,205
ProGroup AG
3.00%, 3/31/2026(b)	EUR	125,000	140,192
Senvion Holding GmbH
3.88%, 10/25/2022(b)	EUR	100,000	80,958
Tele Columbus AG
3.88%, 5/2/2025(b)	EUR	100,000	103,564
thyssenkrupp AG
1.38%, 3/3/2022(b)	EUR	300,000	328,573
2.50%, 2/25/2025(b)	EUR	100,000	110,647
Unitymedia GmbH
3.75%, 1/15/2027(b)	EUR	200,000	234,582
Unitymedia Hessen GmbH & Co. KG
3.50%, 1/15/2027(b)	EUR	100,000	117,372
WEPA Hygieneprodukte GmbH
3.75%, 5/15/2024(b)	EUR	200,000	214,798

			3,092,206

Greece — 0.5%
Alpha Bank AE
2.50%, 2/5/2023(b)	EUR	440,000	502,211
Crystal Almond SARL
10.00%, 11/1/2021(b)	EUR	79,000	94,564
National Bank of Greece SA
2.75%, 10/19/2020(b)	EUR	100,000	115,781
OTE plc
3.50%, 7/9/2020(b)	EUR	100,000	116,460

			829,016

Guatemala — 0.1%
Comunicaciones Celulares SA 6.88%, 2/6/2024(b)		200,000	204,075

Hong Kong — 0.1%
WTT Investment Ltd. 5.50%, 11/21/2022(a)		200,000	196,250

India — 0.2%
ABJA Investment Co. Pte. Ltd.
5.45%, 1/24/2028(b)		260,000	223,275
JSW Steel Ltd.
5.25%, 4/13/2022(b)		200,000	193,577

			416,852

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)		230,000	234,123

Ireland — 1.4%
AerCap Ireland Capital DAC
4.63%, 7/1/2022		330,000	332,732
3.65%, 7/21/2027		180,000	157,114
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025(b)(d)	EUR	100,000	116,063
Ardagh Packaging Finance plc
4.13%, 5/15/2023(b)	EUR	200,000	232,364
6.75%, 5/15/2024(b)	EUR	275,000	328,933
7.25%, 5/15/2024(a)		210,000	212,100
Bank of Ireland
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024(b)(d)	EUR	100,000	114,214
eircom Finance DAC
4.50%, 5/31/2022(b)	EUR	200,000	230,155
James Hardie International Finance DAC
4.75%, 1/15/2025(a)		200,000	185,000
Park Aerospace Holdings Ltd.
5.50%, 2/15/2024(a)		129,000	129,791
Smurfit Kappa Acquisitions ULC
2.38%, 2/1/2024(b)	EUR	350,000	402,020

			2,440,486

Israel — 0.2%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/2024(b)	EUR	100,000	96,721
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026		145,000	117,954
6.75%, 3/1/2028		200,000	202,843

			417,518

Italy — 1.8%
Enel Finance International NV
5.63%, 8/14/2024(b)	GBP	50,000	72,073
3.50%, 4/6/2028(a)		200,000	167,376
EVOCA SpA
7.00%, 10/15/2023(b)	EUR	200,000	235,913
Intesa Sanpaolo SpA
3.88%, 7/14/2027(a)		275,000	224,241
Leonardo SpA
4.88%, 3/24/2025	EUR	300,000	374,510
Nexi Capital SpA
4.13%, 11/1/2023(b)	EUR	200,000	223,898

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Italy — continued
Rossini SARL
6.75%, 10/30/2025(a)	EUR	250,000	283,110
Saipem Finance International BV
2.63%, 1/7/2025(b)	EUR	250,000	261,444
Telecom Italia SpA
5.25%, 2/10/2022(b)	EUR	100,000	122,163
3.25%, 1/16/2023(b)	EUR	200,000	228,261
3.63%, 1/19/2024(b)	EUR	225,000	259,393
3.63%, 5/25/2026(b)	EUR	225,000	248,609
2.38%, 10/12/2027(b)	EUR	150,000	147,972
Wind Tre SpA
2.63%, 1/20/2023(b)	EUR	250,000	256,845
2.63%, 1/20/2023(a)	EUR	150,000	154,107

			3,259,915

Kazakhstan — 0.1%
KazMunayGas National Co. JSC 4.75%, 4/19/2027(b)		250,000	237,950

Kuwait — 0.3%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023(b)		200,000	198,250
4.50%, 2/23/2027(b)		270,000	242,662

			440,912

Luxembourg — 1.7%
Altice Finco SA
4.75%, 1/15/2028(b)	EUR	225,000	205,037
Altice Luxembourg SA
7.25%, 5/15/2022(b)	EUR	200,000	219,052
6.25%, 2/15/2025(b)	EUR	300,000	287,905
Auris Luxembourg II SA
8.00%, 1/15/2023(b)	EUR	100,000	115,786
Galapagos SA
5.38%, 6/15/2021(b)	EUR	150,000	125,493
Garfunkelux Holdco 3 SA
7.50%, 8/1/2022(b)	EUR	100,000	100,397
INEOS Group Holdings SA
5.38%, 8/1/2024(b)	EUR	100,000	113,127
5.63%, 8/1/2024(a)		200,000	186,000
Intelsat Connect Finance SA
9.50%, 2/15/2023(a)		30,000	28,050
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		70,000	61,775
8.00%, 2/15/2024(a)		158,000	165,315
8.50%, 10/15/2024(a)		59,000	58,416
9.75%, 7/15/2025(a)		157,000	162,103
Intelsat Luxembourg SA
7.75%, 6/1/2021		4,000	3,770
8.13%, 6/1/2023		16,000	13,200
Matterhorn Telecom Holding SA
4.88%, 5/1/2023(b)	EUR	300,000	324,184
Monitchem HoldCo 3 SA
5.25%, 6/15/2021(b)	EUR	100,000	109,225
SES SA
(EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(c)(d)(e)	EUR	350,000	402,919
Telenet Finance VI Luxembourg SCA
4.88%, 7/15/2027(b)	EUR	270,000	327,153

			3,008,907

Mexico — 0.6%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(c)(d)(e)		200,000	187,000
BBVA Bancomer SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(a)(d)		200,000	167,000
Cemex SAB de CV
7.75%, 4/16/2026(a)		200,000	209,320
Nemak SAB de CV
4.75%, 1/23/2025(a)		200,000	185,250
Petroleos Mexicanos
4.88%, 1/24/2022		170,000	163,710
5.35%, 2/12/2028(b)		290,000	249,255

			1,161,535

Morocco — 0.1%
OCP SA 4.50%, 10/22/2025(b)		250,000	233,750

Netherlands — 1.1%
ABN AMRO Bank NV 4.75%, 7/28/2025(a)		200,000	197,950
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(c)(d)(e)		220,000	220,000
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028(d)	EUR	100,000	117,630
Promontoria Holding 264 BV 6.75%, 8/15/2023(b)	EUR	100,000	110,930
Sigma Holdco BV 5.75%, 5/15/2026(b)	EUR	225,000	227,805
Sunshine Mid BV 6.50%, 5/15/2026(a)	EUR	200,000	210,899
UPCB Finance IV Ltd.
4.00%, 1/15/2027(b)	EUR	270,000	313,257
Ziggo Bond Co. BV
4.63%, 1/15/2025(b)	EUR	300,000	330,069

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Netherlands — continued
Ziggo BV
4.25%, 1/15/2027(b)	EUR	200,000	223,899

			1,952,439

Peru — 0.3%
Nexa Resources SA
5.38%, 5/4/2027(b)		400,000	385,000
Southern Copper Corp.
5.88%, 4/23/2045		140,000	138,425

			523,425

Portugal — 0.2%
EDP — Energias de Portugal SA
(EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075(b)(d)	EUR	100,000	120,003
EDP Finance BV
2.38%, 3/23/2023(b)	EUR	200,000	239,285

			359,288

Qatar — 0.1%
ABQ Finance Ltd.
3.50%, 2/22/2022(b)		200,000	192,500
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 9/30/2020(b)		55,150	55,839

			248,339

South Korea — 0.1%
Woori Bank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 5/16/2022(b)(c)(d)(e)		200,000	194,150

Spain — 1.7%
Bankia SA
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 3/15/2027(b)(d)	EUR	100,000	114,127
Bankinter SA
(EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027(b)(d)	EUR	100,000	111,746
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(b)(c)(d)(e)	EUR	400,000	469,242
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(b)(d)	EUR	100,000	116,474
Cellnex Telecom SA
2.88%, 4/18/2025(b)	EUR	100,000	115,637
Cirsa Finance International SARL
6.25%, 12/20/2023(a)	EUR	300,000	344,055
eDreams ODIGEO SA
5.50%, 9/1/2023(a)	EUR	200,000	215,088
Grifols SA
3.20%, 5/1/2025(b)	EUR	200,000	224,217
Repsol International Finance BV
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(d)	EUR	200,000	229,443
Telefonica Europe BV
(EUR Swap Annual 6 Year + 3.80%), 5.00%, 3/31/2020(b)(c)(d)(e)	EUR	200,000	235,454
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 3/15/2022(b)(c)(d)(e)	EUR	400,000	453,428
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 6/7/2023(b)(c)(d)(e)	EUR	200,000	208,302
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 12/4/2023(b)(c)(d)(e)	EUR	100,000	104,921
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024(b)(c)(d)(e)	EUR	100,000	121,137

			3,063,271

Sweden — 1.3%
Nordea Hypotek AB
Series 5531, 1.00%, 4/8/2022(b)	SEK	7,000,000	785,837
Skandinaviska Enskilda Banken AB
(EUR Swap Annual 5 Year + 1.45%), 2.50%, 5/28/2026(b)(d)	EUR	100,000	117,164
Stadshypotek AB
Series 1586, 4.50%, 9/21/2022(b)	SEK	6,000,000	758,404
Telefonaktiebolaget LM Ericsson
1.88%, 3/1/2024(b)	EUR	225,000	253,105
Verisure Midholding AB
5.75%, 12/1/2023(b)	EUR	200,000	222,897
Volvo Car AB
3.25%, 5/18/2021(b)	EUR	100,000	118,163
2.00%, 1/24/2025(b)	EUR	100,000	105,593

			2,361,163

Switzerland — 1.2%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(c)(d)(e)		650,000	661,375
4.28%, 1/9/2028(a)		250,000	238,293
Dufry One BV
2.50%, 10/15/2024(b)	EUR	100,000	109,812

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Switzerland — continued
Glencore Finance Europe Ltd.
6.00%, 4/3/2022(b)(f)	GBP	100,000	140,791
Kongsberg Actuation Systems BV
5.00%, 7/15/2025(b)	EUR	100,000	106,764
UBS Group AG (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(c)(d)(e)	EUR	600,000	727,557
UBS Group Funding Switzerland AG (USD Swap Semi 5 Year + 5.46%), 7.13%, 2/19/2020(b)(c)(d)(e)		220,000	221,644

			2,206,236

Turkey — 0.3%
Akbank T.A.S.
(USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028(b)(d)		210,000	166,162
Petkim Petrokimya Holding A/S
5.88%, 1/26/2023(b)		260,000	235,300
Turkiye Garanti Bankasi A/S
5.25%, 9/13/2022(b)		210,000	192,150

			593,612

United Arab Emirates — 0.0%(h)
Shelf Drilling Holdings Ltd.
8.25%, 2/15/2025(a)		47,000	44,297

United Kingdom — 3.7%
Algeco Global Finance plc
6.50%, 2/15/2023(b)	EUR	200,000	222,571
BAT Capital Corp.
3.56%, 8/15/2027		270,000	240,519
4.39%, 8/15/2037		315,000	266,684
Corral Petroleum Holdings AB
11.75% (cash), 5/15/2021(b)(g)(i)	EUR	100,000	119,329
CPUK Finance Ltd.
4.25%, 8/28/2022(b)	GBP	200,000	249,529
EC Finance plc
2.38%, 11/15/2022(b)	EUR	300,000	333,415
Fiat Chrysler Automobiles NV
3.75%, 3/29/2024(b)	EUR	200,000	241,726
Fiat Chrysler Finance Europe SA
4.75%, 3/22/2021(b)	EUR	225,000	274,853
4.75%, 7/15/2022(b)	EUR	100,000	124,531
HSBC Holdings plc
3.40%, 3/8/2021		280,000	276,863
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(c)(d)(e)	EUR	220,000	265,886
(ICE LIBOR USD 3 Month + 1.00%), 3.64%, 5/18/2024(d)		237,000	233,311
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025(c)(d)(e)		200,000	191,000
Iceland Bondco plc
4.63%, 3/15/2025(b)	GBP	125,000	138,654
4.63%, 3/15/2025(a)	GBP	100,000	110,924
Lloyds Banking Group plc
4.58%, 12/10/2025		200,000	188,800
Merlin Entertainments plc
2.75%, 3/15/2022(b)	EUR	100,000	115,501
Nomad Foods Bondco plc
3.25%, 5/15/2024(b)	EUR	200,000	225,305
Pizzaexpress Financing 2 plc
6.63%, 8/1/2021(b)	GBP	100,000	108,307
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021(c)(d)(e)		200,000	206,000
6.10%, 6/10/2023		252,000	256,152
Santander UK Group Holdings plc
3.57%, 1/10/2023		400,000	382,243
Sky plc
1.50%, 9/15/2021(b)	EUR	200,000	233,117
Standard Chartered plc
(USD Swap Semi 5 Year + 5.72%), 7.75%, 4/2/2023(a)(c)(d)(e)		200,000	198,000
Synlab Unsecured Bondco plc
8.25%, 7/1/2023(b)	EUR	200,000	239,136
Tesco Corporate Treasury Services plc
2.13%, 11/12/2020(b)	EUR	250,000	290,710
2.50%, 7/1/2024(b)	EUR	400,000	466,181
Virgin Media Finance plc
4.50%, 1/15/2025(b)	EUR	200,000	226,420
Virgin Media Secured Finance plc
5.50%, 8/15/2026(a)		200,000	188,310
Worldpay Finance plc
3.75%, 11/15/2022(b)	EUR	100,000	120,795

			6,734,772

United States — 30.3%
21st Century Fox America, Inc.
4.95%, 10/15/2045		120,000	127,176
Acadia Healthcare Co., Inc.
6.50%, 3/1/2024		104,000	101,920
ACCO Brands Corp.
5.25%, 12/15/2024(a)		120,000	110,700
ACE Cash Express, Inc.
12.00%, 12/15/2022(a)		25,000	24,625
Adient Global Holdings Ltd.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
3.50%, 8/15/2024(b)	EUR	300,000	271,697
ADT Security Corp. (The)
4.13%, 6/15/2023		154,000	143,605
AECOM
5.88%, 10/15/2024		95,000	95,356
AES Corp.
5.50%, 4/15/2025		100,000	100,750
Ahern Rentals, Inc.
7.38%, 5/15/2023(a)		30,000	26,850
Air Lease Corp.
3.00%, 9/15/2023		45,000	42,217
Air Medical Group Holdings, Inc.
6.38%, 5/15/2023(a)		70,000	58,100
AK Steel Corp.
6.38%, 10/15/2025		30,000	24,375
7.00%, 3/15/2027		28,000	23,240
Albertsons Cos. LLC
6.63%, 6/15/2024		184,000	177,330
5.75%, 3/15/2025		25,000	22,312
Alliance Data Systems Corp.
5.38%, 8/1/2022(a)		124,000	123,380
Allison Transmission, Inc.
5.00%, 10/1/2024(a)		20,000	19,225
4.75%, 10/1/2027(a)		50,000	45,000
Ally Financial, Inc.
4.13%, 2/13/2022		125,000	123,125
4.63%, 5/19/2022		405,000	405,000
Altria Group, Inc.
4.00%, 1/31/2024		40,000	39,961
4.25%, 8/9/2042		15,000	12,885
3.88%, 9/16/2046		115,000	92,477
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		146,000	132,130
AMC Networks, Inc.
5.00%, 4/1/2024		184,000	176,870
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		241,000	240,397
6.25%, 4/1/2025		92,000	85,560
6.50%, 4/1/2027		43,000	39,023
American Tower Corp.
REIT, 5.00%, 2/15/2024		570,000	588,869
American Woodmark Corp.
4.88%, 3/15/2026(a)		210,000	190,575
AmeriGas Partners LP
5.50%, 5/20/2025		50,000	46,312
Amkor Technology, Inc.
6.38%, 10/1/2022		130,000	130,647
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)		80,000	76,600
Andeavor Logistics LP
6.25%, 10/15/2022		9,000	9,225
Antero Resources Corp.
5.13%, 12/1/2022		328,000	321,440
Aramark International Finance SARL
3.13%, 4/1/2025(b)	EUR	100,000	116,391
Arconic, Inc.
5.90%, 2/1/2027		337,000	323,520
AT&T, Inc.
4.75%, 5/15/2046		75,000	64,709
Avantor, Inc.
6.00%, 10/1/2024(a)		200,000	198,250
Avis Budget Car Rental LLC
5.50%, 4/1/2023		115,000	113,419
6.38%, 4/1/2024(a)		45,000	43,911
5.25%, 3/15/2025(a)		21,000	18,716
Avis Budget Finance plc
4.13%, 11/15/2024(b)	EUR	100,000	113,029
Axalta Coating Systems LLC
4.25%, 8/15/2024(b)	EUR	100,000	114,268
B&G Foods, Inc.
5.25%, 4/1/2025		20,000	18,902
Ball Corp.
4.38%, 12/15/2023	EUR	250,000	314,899
Bank of America Corp.
2.63%, 4/19/2021		270,000	264,401
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)		810,000	776,668
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(c)(d)(e)		230,000	239,775
Series L, 4.18%, 11/25/2027		180,000	172,118
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(c)(d)(e)		335,000	319,925
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)		74,000	76,498
4.50%, 5/15/2023(b)	EUR	300,000	332,837
5.88%, 5/15/2023(a)		393,000	381,701
7.00%, 3/15/2024(a)		160,000	167,400
6.13%, 4/15/2025(a)		445,000	417,722
Becton Dickinson and Co.
1.40%, 5/24/2023	EUR	100,000	113,929
Belden, Inc.
3.38%, 7/15/2027(b)	EUR	300,000	319,320
Berry Global, Inc.
5.13%, 7/15/2023		75,000	74,297
4.50%, 2/15/2026(a)		13,000	12,220
Big River Steel LLC
7.25%, 9/1/2025(a)		10,000	10,200
Blue Racer Midstream LLC
6.13%, 11/15/2022(a)		130,000	128,700
Boyd Gaming Corp.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
6.88%, 5/15/2023		80,000	83,000
6.38%, 4/1/2026		89,000	88,444
Brink’s Co. (The) 4.63%, 10/15/2027(a)		27,000	24,840
Broadcom Corp. 3.63%, 1/15/2024		210,000	198,611
Buckeye Partners LP 4.15%, 7/1/2023		171,000	166,471
3.95%, 12/1/2026		30,000	26,850
(ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078(d)		45,000	38,968
BWAY Holding Co. 5.50%, 4/15/2024(a)		75,000	71,812
Cablevision Systems Corp. 8.00%, 4/15/2020		119,000	123,760
California Resources Corp. 8.00%, 12/15/2022(a)		22,000	16,720
Callon Petroleum Co. 6.13%, 10/1/2024		45,000	43,425
Calpine Corp. 5.25%, 6/1/2026(a)		107,000	99,510
Camelot Finance SA 7.88%, 10/15/2024(a)		121,000	119,487
Capital One Financial Corp. 4.20%, 10/29/2025		175,000	167,153
3.80%, 1/31/2028		180,000	165,462
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023		47,000	44,767
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)		15,000	14,212
CBS Radio, Inc. 7.25%, 11/1/2024(a)		16,000	15,320
CCO Holdings LLC 5.88%, 4/1/2024(a)		84,000	84,735
5.38%, 5/1/2025(a)		65,000	63,862
5.75%, 2/15/2026(a)		785,000	785,008
5.13%, 5/1/2027(a)		505,000	478,488
Centene Corp. 6.13%, 2/15/2024		134,000	139,347
Central Garden & Pet Co. 6.13%, 11/15/2023		20,000	20,308
5.13%, 2/1/2028		95,000	85,975
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021		50,000	51,125
Series T, 5.80%, 3/15/2022		55,000	54,656
Series W, 6.75%, 12/1/2023		150,000	150,375
CF Industries, Inc. 4.50%, 12/1/2026(a)		190,000	186,335
Charter Communications Operating LLC
4.91%, 7/23/2025		279,000	277,757
5.38%, 5/1/2047		138,000	123,137
Chemours Co. (The)
6.63%, 5/15/2023		40,000	40,600
7.00%, 5/15/2025		42,000	42,367
4.00%, 5/15/2026	EUR	200,000	212,835
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025		148,000	152,440
Cheniere Energy Partners LP
5.25%, 10/1/2025		30,000	29,212
Chesapeake Energy Corp.
8.00%, 1/15/2025		45,000	43,312
8.00%, 6/15/2027		65,000	61,750
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)		134,000	117,501
Cinemark USA, Inc.
4.88%, 6/1/2023		10,000	9,725
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)		27,000	26,764
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(d)		100,000	97,639
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(c)(d)(e)		200,000	201,500
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020		172,000	171,785
Series B, 6.50%, 11/15/2022		570,000	578,721
Clearwater Paper Corp.
4.50%, 2/1/2023		32,000	28,960
Clearway Energy Operating LLC
5.00%, 9/15/2026		44,000	39,930
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(a)		15,000	14,025
5.75%, 3/1/2025		10,000	9,175
CNG Holdings, Inc.
9.38%, 5/15/2020(a)		60,000	55,800
CNO Financial Group, Inc.
5.25%, 5/30/2025		15,000	14,653
CNX Midstream Partners LP
6.50%, 3/15/2026(a)		20,000	19,329
CNX Resources Corp.
5.88%, 4/15/2022		21,000	20,554
Cogent Communications Finance, Inc.
5.63%, 4/15/2021(a)		75,000	75,187
Cogent Communications Group, Inc.
5.38%, 3/1/2022(a)		25,000	25,031
Comcast Corp.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
3.95%, 10/15/2025		250,000	249,129
4.20%, 8/15/2034		170,000	160,886
4.60%, 8/15/2045		105,000	100,668
4.00%, 3/1/2048		90,000	79,159
4.70%, 10/15/2048		120,000	117,102
Commercial Metals Co.
4.88%, 5/15/2023		65,000	62,237
CommScope Technologies LLC
6.00%, 6/15/2025(a)		330,000	305,679
Community Health Systems, Inc.
5.13%, 8/1/2021		33,000	31,247
6.25%, 3/31/2023		21,000	19,478
8.63%, 1/15/2024(a)		37,000	37,601
8.13%, 6/30/2024(a)		60,000	45,750
Concho Resources, Inc.
3.75%, 10/1/2027		53,000	49,240
Constellation Merger Sub, Inc.
8.50%, 9/15/2025(a)		22,000	20,845
Constellium NV
4.25%, 2/15/2026(b)	EUR	200,000	211,137
Cooper-Standard Automotive, Inc.
5.63%, 11/15/2026(a)		105,000	95,550
CoreCivic, Inc.
REIT, 4.63%, 5/1/2023		70,000	64,837
Coty, Inc.
6.50%, 4/15/2026(a)		75,000	66,000
Covanta Holding Corp.
5.88%, 7/1/2025		41,000	38,591
Crestwood Midstream Partners LP
6.25%, 4/1/2023(f)		35,000	34,737
5.75%, 4/1/2025		30,000	28,800
Crown Americas LLC
4.25%, 9/30/2026		74,000	68,820
Crown European Holdings SA
4.00%, 7/15/2022(b)	EUR	350,000	430,906
2.63%, 9/30/2024(b)	EUR	125,000	140,628
CSC Holdings LLC
5.25%, 6/1/2024		97,000	92,150
6.63%, 10/15/2025(a)		210,000	218,375
CSI Compressco LP
7.50%, 4/1/2025(a)		10,000	9,775
Curo Group Holdings Corp.
8.25%, 9/1/2025(a)		110,000	91,850
CVR Partners LP
9.25%, 6/15/2023(a)		133,000	139,690
CVS Health Corp.
4.30%, 3/25/2028		100,000	97,408
4.78%, 3/25/2038		65,000	62,105
Dana Financing Luxembourg SARL
6.50%, 6/1/2026(a)		210,000	204,225
Darling Global Finance BV
3.63%, 5/15/2026(b)	EUR	125,000	141,866
DaVita, Inc.
5.13%, 7/15/2024		82,000	78,925
5.00%, 5/1/2025		115,000	108,100
DCP Midstream Operating LP
3.88%, 3/15/2023		109,000	104,367
Delek Logistics Partners LP
6.75%, 5/15/2025		56,000	55,020
Dell International LLC
5.88%, 6/15/2021(a)		90,000	91,263
7.13%, 6/15/2024(a)		95,000	99,572
6.02%, 6/15/2026(a)		255,000	257,888
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025		15,000	13,387
Diamondback Energy, Inc.
4.75%, 11/1/2024		38,000	36,860
DISH DBS Corp.
6.75%, 6/1/2021		10,000	10,162
5.88%, 7/15/2022		157,000	149,739
5.00%, 3/15/2023		125,000	109,375
5.88%, 11/15/2024		415,000	353,787
7.75%, 7/1/2026		122,000	108,199
DJO Finance LLC
8.13%, 6/15/2021(a)		65,000	67,356
Dole Food Co., Inc.
7.25%, 6/15/2025(a)		39,000	36,660
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023(a)		50,000	50,500
Eldorado Resorts, Inc.
7.00%, 8/1/2023		40,000	41,800
Encompass Health Corp.
5.75%, 11/1/2024		85,000	85,107
5.75%, 9/15/2025		105,000	104,081
Endo Finance LLC
5.75%, 1/15/2022(a)		67,000	59,630
Energizer Gamma Acquisition	BV
4.63%, 7/15/2026(b)	EUR	100,000	107,787
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)		70,000	64,269
Energy Transfer LP
5.88%, 1/15/2024		54,000	55,687
EnLink Midstream Partners LP
4.40%, 4/1/2024		20,000	19,089
4.15%, 6/1/2025		20,000	18,108
4.85%, 7/15/2026		25,000	22,848
5.60%, 4/1/2044		20,000	15,590
Ensco plc
5.20%, 3/15/2025		11,000	8,229
Entegris, Inc.
4.63%, 2/10/2026(a)		108,000	99,942
Enterprise Development Authority (The)
12.00%, 7/15/2024(a)		65,000	62,075

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
Enterprise Products Operating LLC
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(d)		125,000	106,453
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(d)		28,000	24,066
Envision Healthcare Corp.
8.75%, 10/15/2026(a)		130,000	121,862
EP Energy LLC
9.38%, 5/1/2024(a)		81,000	44,550
8.00%, 11/29/2024(a)		87,000	75,690
8.00%, 2/15/2025(a)		68,000	34,000
7.75%, 5/15/2026(a)		172,000	165,550
Equinix, Inc.
REIT, 5.38%, 4/1/2023		60,000	60,450
REIT, 2.88%, 10/1/2025	EUR	325,000	355,919
REIT, 5.88%, 1/15/2026		130,000	131,950
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(a)		133,000	127,181
Exela Intermediate LLC
10.00%, 7/15/2023(a)		56,000	56,560
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/2025(a)		32,000	31,360
First Data Corp.
5.38%, 8/15/2023(a)		190,000	191,187
7.00%, 12/1/2023(a)		138,000	142,830
5.75%, 1/15/2024(a)		250,000	250,938
FirstCash, Inc.
5.38%, 6/1/2024(a)		15,000	14,737
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027		295,000	282,447
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		121,000	115,101
3.88%, 3/15/2023		85,000	79,156
4.55%, 11/14/2024		150,000	139,313
Frontier Communications Corp.
8.75%, 4/15/2022		35,000	25,637
8.50%, 4/1/2026(a)		145,000	131,598
FXI Holdings, Inc.
7.88%, 11/1/2024(a)		40,000	35,750
Gates Global LLC
6.00%, 7/15/2022(a)		60,000	59,700
GCI LLC
6.88%, 4/15/2025		90,000	89,775
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035		200,000	161,300
General Electric Co.
1.50%, 5/17/2029	EUR	100,000	94,264
6.15%, 8/7/2037		16,000	15,141
5.88%, 1/14/2038		4,000	3,716
4.50%, 3/11/2044		120,000	95,462
General Motors Co. 5.15%, 4/1/2038		115,000	97,901
5.20%, 4/1/2045		165,000	137,705
General Motors Financial Co., Inc. 4.00%, 1/15/2025		330,000	309,995
Genesis Energy LP 5.63%, 6/15/2024		75,000	66,000
GEO Group, Inc. (The)
REIT, 5.88%, 10/15/2024		80,000	72,000
REIT, 6.00%, 4/15/2026		50,000	44,375
Gilead Sciences, Inc. 4.00%, 9/1/2036		20,000	18,297
Global Partners LP 6.25%, 7/15/2022		25,000	24,633
7.00%, 6/15/2023		25,000	24,625
GLP Capital LP
REIT, 5.25%, 6/1/2025		65,000	64,578
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		50,000	49,000
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(d)(e)		405,000	357,412
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(d)		205,000	195,648
(ICE LIBOR USD 3 Month + 1.60%), 4.31%, 11/29/2023(d)		130,000	131,394
(ICE LIBOR USD 3 Month + 1.17%), 3.79%, 5/15/2026(d)		201,000	196,278
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(c)(d)(e)		190,000	178,524
3.85%, 1/26/2027		210,000	197,623
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(d)		67,000	62,226
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026		149,000	135,962
4.88%, 3/15/2027		21,000	18,874
Gray Escrow, Inc. 7.00%, 5/15/2027(a)		60,000	60,900
Gulfport Energy Corp. 6.00%, 10/15/2024		88,000	80,520
H&E Equipment Services, Inc. 5.63%, 9/1/2025		15,000	13,988
Hanesbrands, Inc.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
4.88%, 5/15/2026(a)		51,000	47,940
Harris Corp.
4.85%, 4/27/2035		185,000	183,883
HCA, Inc.
5.88%, 3/15/2022		158,000	164,202
5.88%, 5/1/2023		213,000	220,455
5.38%, 2/1/2025		630,000	633,937
5.88%, 2/15/2026		375,000	386,250
Hertz Corp. (The)
7.38%, 1/15/2021		15,000	14,835
7.63%, 6/1/2022(a)		35,000	34,475
5.50%, 10/15/2024(a)		200,000	158,500
Hertz Holdings Netherlands BV
4.13%, 10/15/2021(b)	EUR	125,000	141,088
Hilcorp Energy I LP
5.00%, 12/1/2024(a)		51,000	46,282
5.75%, 10/1/2025(a)		25,000	23,125
6.25%, 11/1/2028(a)		25,000	23,438
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023(a)		175,000	177,844
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026(a)		10,000	9,800
Hilton Grand Vacations Borrower LLC
6.13%, 12/1/2024		23,000	22,971
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		65,000	62,725
4.88%, 4/1/2027		53,000	50,549
Holly Energy Partners LP
6.00%, 8/1/2024(a)		72,000	71,100
Hologic, Inc.
4.38%, 10/15/2025(a)		140,000	133,000
Home Depot, Inc. (The)
3.90%, 12/6/2028		140,000	140,310
Hughes Satellite Systems Corp.
5.25%, 8/1/2026		104,000	96,980
Huntsman International LLC
5.13%, 4/15/2021	EUR	200,000	243,981
5.13%, 11/15/2022		135,000	137,431
Icahn Enterprises LP
6.00%, 8/1/2020		45,000	45,394
IHS Markit Ltd.
4.00%, 3/1/2026(a)		21,000	19,699
Infor Software Parent LLC
7.13% (cash), 5/1/2021(a)(g)		136,000	135,660
Infor US, Inc.
6.50%, 5/15/2022		226,000	224,870
Intel Corp.
2.60%, 5/19/2026		15,000	13,871
International Game Technology plc
4.75%, 2/15/2023(b)	EUR	200,000	240,401
IQVIA, Inc.
3.50%, 10/15/2024(b)	EUR	250,000	287,276
3.25%, 3/15/2025(b)	EUR	200,000	223,015
5.00%, 10/15/2026(a)		200,000	192,500
IRB Holding Corp.
6.75%, 2/15/2026(a)		25,000	23,063
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		376,000	359,550
REIT, 3.00%, 1/15/2025(b)	EUR	100,000	109,310
ITC Holdings Corp.
3.35%, 11/15/2027		140,000	131,165
Jack Ohio Finance LLC
6.75%, 11/15/2021(a)		125,000	128,125
Jaguar Holding Co. II
6.38%, 8/1/2023(a)		20,000	19,750
JBS USA LUX SA
6.75%, 2/15/2028(a)		150,000	144,392
JELD-WEN, Inc.
4.63%, 12/15/2025(a)		70,000	62,650
Kaiser Aluminum Corp.
5.88%, 5/15/2024		10,000	9,950
Kennedy-Wilson, Inc.
5.88%, 4/1/2024		14,000	13,281
Kinetic Concepts, Inc.
7.88%, 2/15/2021(a)		90,000	91,575
Kraft Heinz Foods Co.
4.38%, 6/1/2046		55,000	44,720
Kraton Polymers LLC
5.25%, 5/15/2026(a)	EUR	100,000	104,108
Kroger Co. (The)
2.65%, 10/15/2026		135,000	118,976
Kronos International, Inc.
3.75%, 9/15/2025(a)	EUR	100,000	101,889
L Brands, Inc.
5.63%, 10/15/2023		45,000	45,394
5.25%, 2/1/2028		18,000	15,879
6.75%, 7/1/2036		70,000	58,275
Lamar Media Corp.
5.75%, 2/1/2026		50,000	50,875
Lennar Corp.
5.88%, 11/15/2024		103,000	103,258
4.75%, 11/29/2027		25,000	23,000
Level 3 Financing, Inc.
5.25%, 3/15/2026		284,000	274,202
Level 3 Parent LLC
5.75%, 12/1/2022		350,000	350,000
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)		15,000	16,800
Live Nation Entertainment, Inc.
4.88%, 11/1/2024‡(a)		137,000	132,548
LKQ Italia Bondco SpA
3.88%, 4/1/2024(b)	EUR	100,000	116,040

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
LPL Holdings, Inc. 5.75%, 9/15/2025(a)		38,000	36,005
Marathon Petroleum Corp. 4.75%, 9/15/2044		53,000	47,176
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(a)		16,000	15,960
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		125,000	113,405
4.25%, 12/15/2047		150,000	119,878
Martin Midstream Partners LP 7.25%, 2/15/2021		46,000	44,620
Masco Corp.
4.38%, 4/1/2026		114,000	112,358
3.50%, 11/15/2027		15,000	13,619
MasTec, Inc. 4.88%, 3/15/2023		167,000	161,781
Mattel, Inc.
3.15%, 3/15/2023		10,000	8,500
6.75%, 12/31/2025(a)		104,000	98,020
MetLife, Inc. 6.40%, 12/15/2036		20,000	20,200
MGM Resorts International
6.00%, 3/15/2023		477,000	484,752
4.63%, 9/1/2026		55,000	49,981
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(c)(d)(e)		100,000	100,125
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(c)(d)(e)		100,000	100,875
3.70%, 10/23/2024		360,000	350,178
3.63%, 1/20/2027		200,000	188,599
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)		15,000	14,161
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(d)		240,000	214,407
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)		59,000	58,779
Mylan, Inc. 4.20%, 11/29/2023		270,000	263,999
Nabors Industries, Inc. 5.50%, 1/15/2023		53,000	46,640
5.10%, 9/15/2023		9,000	7,561
5.75%, 2/1/2025		90,000	73,403
Nationstar Mortgage LLC
6.50%, 7/1/2021		109,000	108,864
6.50%, 6/1/2022		45,000	44,325
Netflix, Inc. 4.38%, 11/15/2026		70,000	64,408
3.63%, 5/15/2027	EUR	100,000	109,811
4.88%, 4/15/2028		175,000	161,437
New Albertsons LP
8.00%, 5/1/2031		123,000	103,935
New Home Co., Inc. (The)
7.25%, 4/1/2022		33,000	32,010
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)		10,000	9,425
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(a)		110,000	110,378
5.00%, 2/1/2025(a)		40,000	39,000
Nielsen Finance LLC
5.00%, 4/15/2022(a)		38,000	37,160
Noble Energy, Inc.
3.85%, 1/15/2028		410,000	373,969
Noble Holding International Ltd.
7.75%, 1/15/2024		7,000	6,125
7.88%, 2/1/2026(a)		45,000	41,963
Northern Oil and Gas, Inc.
9.50% (Blend (cash 8.50% + PIK 1.00%)), 5/15/2023(a)(g)		30,000	29,499
Novelis Corp.
5.88%, 9/30/2026(a)		74,000	69,005
NRG Energy, Inc.
6.63%, 1/15/2027		93,000	94,736
Nuance Communications, Inc.
5.63%, 12/15/2026		50,000	48,015
NuStar Logistics LP
5.63%, 4/28/2027		30,000	28,350
NVA Holdings, Inc.
6.88%, 4/1/2026(a)		20,000	19,075
Oasis Petroleum, Inc.
6.88%, 1/15/2023		160,000	157,600
OI European Group BV
3.13%, 11/15/2024(b)	EUR	150,000	169,883
ONEOK, Inc.
4.00%, 7/13/2027		130,000	122,349
Outfront Media Capital LLC
5.88%, 3/15/2025		75,000	75,187
Owens Corning
4.30%, 7/15/2047		165,000	125,978
Party City Holdings, Inc.
6.63%, 8/1/2026(a)		27,000	26,060
Pattern Energy Group, Inc.
5.88%, 2/1/2024(a)		20,000	19,450
PBF Holding Co. LLC
7.25%, 6/15/2025		22,000	21,780
Peabody Energy Corp.
6.00%, 3/31/2022(a)		20,000	19,763
Penske Automotive Group, Inc.
5.75%, 10/1/2022		35,000	35,175
PetSmart, Inc.
7.13%, 3/15/2023(a)		87,000	58,290

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
5.88%, 6/1/2025(a)		85,000	65,025
8.88%, 6/1/2025(a)		14,000	9,485
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)		60,000	58,350
Post Holdings, Inc.
5.50%, 3/1/2025(a)		10,000	9,537
5.00%, 8/15/2026(a)		63,000	57,803
5.75%, 3/1/2027(a)		50,000	46,875
5.63%, 1/15/2028(a)		50,000	46,375
PPL Capital Funding, Inc.
3.10%, 5/15/2026		130,000	120,137
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)		106,000	112,360
PSPC Escrow Corp.
6.00%, 2/1/2023(b)	EUR	100,000	116,472
PVH Corp.
3.63%, 7/15/2024(b)	EUR	225,000	273,932
QEP Resources, Inc.
5.38%, 10/1/2022		38,000	37,430
5.63%, 3/1/2026		5,000	4,569
Quicken Loans, Inc.
5.75%, 5/1/2025(a)		164,000	155,390
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)		136,000	115,260
Radian Group, Inc.
4.50%, 10/1/2024		25,000	23,625
Rain CII Carbon LLC
7.25%, 4/1/2025(a)		50,000	46,250
Range Resources Corp.
4.88%, 5/15/2025		100,000	91,000
Realty Income Corp.
REIT, 3.65%, 1/15/2028		150,000	143,006
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)		9,000	8,882
8.25%, 11/15/2026(a)		9,000	8,572
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		121,138	120,987
5.13%, 7/15/2023(a)		76,000	74,195
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2021		110,000	108,900
Rite Aid Corp.
6.13%, 4/1/2023(a)		80,000	68,800
Rockwell Collins, Inc.
3.70%, 12/15/2023		325,000	322,358
3.20%, 3/15/2024		400,000	382,606
3.50%, 3/15/2027		340,000	319,683
Roper Technologies, Inc.
3.80%, 12/15/2026		280,000	268,095
Sabre GLBL, Inc.
5.38%, 4/15/2023(a)		85,000	84,575
SBA Communications Corp.
REIT, 4.88%, 9/1/2024		45,000	43,763
Scientific Games International, Inc.
10.00%, 12/1/2022		29,000	30,102
5.00%, 10/15/2025(a)		55,000	51,488
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		225,000	227,813
Sealed Air Corp.
5.13%, 12/1/2024(a)		94,000	91,650
SemGroup Corp.
5.63%, 11/15/2023		63,000	58,590
Seminole Hard Rock Entertainment, Inc.
5.88%, 5/15/2021(a)		25,000	25,110
Sempra Energy
3.80%, 2/1/2038		145,000	122,421
Sensata Technologies BV
4.88%, 10/15/2023(a)		85,000	83,300
Service Corp. International
5.38%, 1/15/2022		50,000	50,250
7.50%, 4/1/2027		70,000	76,125
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023		225,000	210,623
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR	200,000	227,420
Sinclair Television Group, Inc.
6.13%, 10/1/2022		25,000	25,344
5.63%, 8/1/2024(a)		266,000	253,365
Sirius XM Radio, Inc.
4.63%, 5/15/2023(a)		10,000	9,715
6.00%, 7/15/2024(a)		410,000	419,738
5.38%, 4/15/2025(a)		162,000	159,570
5.00%, 8/1/2027(a)		12,000	11,280
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)		40,000	38,300
Solera LLC
10.50%, 3/1/2024(a)		45,000	48,488
Sotheby’s
4.88%, 12/15/2025(a)		25,000	23,000
Southwestern Energy Co.
6.20%, 1/23/2025(f)		130,000	124,638
Spectrum Brands Holdings, Inc.
7.75%, 1/15/2022		80,000	81,600
Spectrum Brands, Inc.
6.63%, 11/15/2022		158,000	161,239
5.75%, 7/15/2025		40,000	37,850
Springleaf Finance Corp.
6.13%, 5/15/2022		111,000	111,000
5.63%, 3/15/2023		60,000	57,750
7.13%, 3/15/2026		32,000	30,080
Sprint Capital Corp.
8.75%, 3/15/2032		175,000	190,094
Sprint Corp.
7.88%, 9/15/2023		490,000	514,500
7.13%, 6/15/2024		80,000	81,200

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
7.63%, 2/15/2025	559,000	575,071
SPX FLOW, Inc. 5.63%, 8/15/2024(a)	50,000	48,313
Standard Industries, Inc.
6.00%, 10/15/2025(a)	24,000	23,400
4.75%, 1/15/2028(a)	109,000	95,375
Staples, Inc. 8.50%, 9/15/2025(a)	160,000	141,600
Station Casinos LLC 5.00%, 10/1/2025(a)	10,000	9,138
Steel Dynamics, Inc. 5.00%, 12/15/2026	40,000	38,450
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	16,000	15,800
Summit Materials LLC 6.13%, 7/15/2023	153,000	152,044
Summit Midstream Holdings LLC
5.50%, 8/15/2022	20,000	19,400
5.75%, 4/15/2025	20,000	18,900
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	130,000	112,896
Sunoco LP
4.88%, 1/15/2023(a)	20,000	19,500
5.50%, 2/15/2026(a)	15,000	14,288
Synchrony Financial 4.25%, 8/15/2024	50,000	45,951
Syneos Health, Inc. 7.50%, 10/1/2024(a)	51,000	53,550
Talen Energy Supply LLC 6.50%, 6/1/2025	20,000	14,525
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)	28,000	28,070
Targa Resources Partners LP
4.25%, 11/15/2023	109,000	103,414
6.75%, 3/15/2024	170,000	176,587
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	41,000	33,825
TEGNA, Inc. 6.38%, 10/15/2023	111,000	113,497
Tempur Sealy International, Inc.
5.63%, 10/15/2023	55,000	54,038
5.50%, 6/15/2026	50,000	47,125
Tenet Healthcare Corp.
4.50%, 4/1/2021	124,000	122,785
7.50%, 1/1/2022(a)	200,000	207,500
8.13%, 4/1/2022	145,000	150,256
6.75%, 6/15/2023	185,000	182,687
5.13%, 5/1/2025	134,000	127,049
Tenneco, Inc. 5.00%, 7/15/2026	65,000	52,325
Terex Corp. 5.63%, 2/1/2025(a)	65,000	59,820
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	10,000	9,369
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	17,000	16,150
6.62%, 6/15/2025(a)(f)	34,000	35,020
5.00%, 1/31/2028(a)	21,000	18,801
T-Mobile USA, Inc.
6.50%, 1/15/2024‡	150,000	—
6.38%, 3/1/2025	150,000	154,312
6.50%, 1/15/2026‡	160,000	—
6.50%, 1/15/2026	400,000	415,000
4.50%, 2/1/2026	50,000	46,923
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	21,000	20,475
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	40,800	39,984
Transocean, Inc.
9.00%, 7/15/2023(a)	37,000	37,809
7.25%, 11/1/2025(a)	22,000	20,350
7.50%, 1/15/2026(a)	61,000	56,730
7.50%, 4/15/2031	9,000	7,245
6.80%, 3/15/2038	36,000	25,740
9.35%, 12/15/2041(f)	29,000	26,100
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)	50,000	49,438
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	17,000	15,003
Triumph Group, Inc.
4.88%, 4/1/2021	10,000	9,275
7.75%, 8/15/2025	75,000	69,000
Tronox, Inc. 6.50%, 4/15/2026(a)	19,000	16,435
Tutor Perini Corp. 6.88%, 5/1/2025(a)	54,000	51,840
Ultra Resources, Inc. 6.88%, 4/15/2022‡(a)	175,000	106,750
United Continental Holdings, Inc.
4.25%, 10/1/2022	15,000	14,794
5.00%, 2/1/2024	25,000	24,562
United Rentals North America, Inc.
5.75%, 11/15/2024	120,000	119,250
5.50%, 5/15/2027	399,000	376,556
United States Cellular Corp. 6.70%, 12/15/2033	90,000	90,214
United States Steel Corp.
6.88%, 8/15/2025	9,000	8,528
6.25%, 3/15/2026	28,000	25,602
United Technologies Corp.
3.95%, 8/16/2025	125,000	123,528
4.13%, 11/16/2028	150,000	147,326
Uniti Group LP
REIT, 6.00%, 4/15/2023(a)	85,000	80,963

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
United States — continued
REIT, 8.25%, 10/15/2023		85,000	78,731
Univision Communications, Inc.
5.13%, 5/15/2023(a)		61,000	57,111
5.13%, 2/15/2025(a)		21,000	19,155
US Concrete, Inc.
6.38%, 6/1/2024		153,000	144,968
Valvoline, Inc.
4.38%, 8/15/2025		30,000	27,638
Vantiv LLC
3.88%, 11/15/2025(b)	GBP	100,000	121,914
Venator Finance SARL
5.75%, 7/15/2025(a)		20,000	16,100
Verscend Escrow Corp.
9.75%, 8/15/2026(a)		4,000	3,850
Vertiv Group Corp.
9.25%, 10/15/2024(a)		97,000	94,575
VICI Properties 1 LLC
REIT, 8.00%, 10/15/2023		275,000	299,063
Vista Outdoor, Inc.
5.88%, 10/1/2023		85,000	80,538
Vistra Energy Corp.
5.88%, 6/1/2023		140,000	141,575
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)		55,000	54,106
Warner Media LLC
2.95%, 7/15/2026		42,000	37,252
Weatherford International Ltd.
9.88%, 2/15/2024		23,000	15,410
6.50%, 8/1/2036		38,000	21,280
7.00%, 3/15/2038		21,000	12,023
Welbilt, Inc.
9.50%, 2/15/2024		140,000	150,325
WellCare Health Plans, Inc.
5.25%, 4/1/2025		42,000	41,633
Wells Fargo & Co.
4.90%, 11/17/2045		150,000	143,386
WESCO Distribution, Inc.
5.38%, 6/15/2024		147,000	141,120
Western Digital Corp.
4.75%, 2/15/2026		50,000	45,750
Western Gas Partners LP
4.75%, 8/15/2028		120,000	113,160
Whiting Petroleum Corp.
5.75%, 3/15/2021		85,000	83,937
6.63%, 1/15/2026		45,000	43,313
Williams Cos., Inc. (The)
4.00%, 9/15/2025		275,000	264,479
Windstream Services LLC
9.00%, 6/30/2025(a)		226,000	164,980
WMG Acquisition Corp.
4.13%, 11/1/2024(b)	EUR	135,000	158,374
4.88%, 11/1/2024(a)		113,000	109,327
WPX Energy, Inc. 8.25%, 8/1/2023		70,000	76,475
Wyndham Destinations, Inc. 5.75%, 4/1/2027(f)		10,000	9,226
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)		10,000	9,625
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)		100,000	95,250
XPO Logistics, Inc. 6.50%, 6/15/2022(a)		90,000	91,575
Zayo Group LLC
6.38%, 5/15/2025		203,000	199,194
5.75%, 1/15/2027(a)		21,000	20,055

			55,054,581

TOTAL CORPORATE BONDS (COST 108,254,223)			102,002,734

FOREIGN GOVERNMENT SECURITIES — 16.6%
Angola — 0.1%
Republic of Angola 9.50%, 11/12/2025(b)		200,000	210,500

Argentina — 0.2%
Bonos de la Nacion Argentina con Ajuste por CER 4.00%, 3/6/2020	ARS	5,348,025	170,484
Provincia de Buenos Aires 5.38%, 1/20/2023(b)	EUR	170,000	156,894

			327,378

Australia — 0.5%
Commonwealth of Australia 3.00%, 3/21/2047(b)	AUD	1,280,000	914,321

Belarus — 0.2%
Republic of Belarus
7.63%, 6/29/2027(a)		200,000	201,500
7.63%, 6/29/2027(b)		200,000	201,500

Colombia — 0.1%
Republic of Colombia 5.00%, 6/15/2045		200,000	186,800

Costa Rica — 0.1%
Republic of Costa Rica 7.00%, 4/4/2044(b)		203,000	176,356

Cyprus — 0.5%
Republic of Cyprus 4.25%, 11/4/2025(b)	EUR	670,000	870,766

Dominican Republic — 0.2%
Government of Dominican Republic 6.88%, 1/29/2026(b)		350,000	360,500

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
FOREIGN GOVERNMENT SECURITIES — continued
Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/2020(b)		350,000	360,237

Egypt — 0.5%
Arab Republic of Egypt
5.88%, 6/11/2025(b)		950,000	865,688

El Salvador — 0.1%
Republic of El Salvador
7.75%, 1/24/2023(b)		152,000	154,660

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/2024(b)		200,000	188,500

Gabon — 0.1%
Gabonese Republic
6.38%, 12/12/2024(b)		200,000	175,250

Greece — 0.7%
Greece Government Bond
3.38%, 2/15/2025(b)	EUR	1,166,000	1,280,217

Indonesia — 2.1%
Republic of Indonesia
8.25%, 7/15/2021	IDR	20,461,000,000	1,447,756
8.75%, 5/15/2031	IDR	20,434,000,000	1,478,706
8.25%, 5/15/2036	IDR	7,468,000,000	518,230
6.63%, 2/17/2037(b)		340,000	383,627

			3,828,319

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/2028(b)		250,000	226,250

Ivory Coast — 0.1%
Republic of Cote d’Ivoire
5.13%, 6/15/2025(b)	EUR	240,000	260,496

Kenya — 0.1%
Republic of Kenya
8.25%, 2/28/2048(b)		250,000	215,000

Lebanon — 0.1%
Republic of Lebanon
5.45%, 11/28/2019(b)		272,000	258,060

Nigeria — 0.3%
Federal Republic of Nigeria
8.75%, 1/21/2031(a)		320,000	307,600
7.63%, 11/28/2047(a)		270,000	227,812

			535,412

Oman — 0.2%
Oman Government International Bond
4.75%, 6/15/2026(a)		400,000	360,000

Paraguay — 0.2%
Republic of Paraguay
5.00%, 4/15/2026(b)		420,000	415,800

Peru — 0.3%
Republic of Peru
5.94%, 2/12/2029(b)	PEN	1,620,000	478,695

Portugal — 4.2%
Portugal Obrigacoes do Tesouro
3.85%, 4/15/2021(b)	EUR	1,440,000	1,781,483
5.13%, 10/15/2024(b)		820,000	848,946
2.88%, 10/15/2025(b)	EUR	860,000	1,074,959
2.88%, 7/21/2026(b)	EUR	1,425,000	1,772,789
4.13%, 4/14/2027(b)	EUR	1,295,000	1,745,854
2.25%, 4/18/2034(b)	EUR	350,000	390,830

			7,614,861

Qatar — 0.7%
State of Qatar
2.38%, 6/2/2021(b)		410,000	397,700
3.88%, 4/23/2023(a)		620,000	621,550
4.63%, 6/2/2046(b)		200,000	197,500

			1,216,750

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
5.00%, 4/17/2049(b)		260,000	250,055

Senegal — 0.2%
Republic of Senegal
6.75%, 3/13/2048(b)		400,000	330,000

Serbia — 0.2%
Republic of Serbia
4.88%, 2/25/2020(b)		300,000	302,250

South Africa — 2.1%
Republic of South Africa
4.88%, 4/14/2026		200,000	186,750
6.50%, 2/28/2041	ZAR	71,840,000	3,632,179

			3,818,929

Spain — 1.6%
Kingdom of Spain
2.90%, 10/31/2046(b)	EUR	1,545,000	1,848,450
2.70%, 10/31/2048(b)	EUR	844,000	958,913

			2,807,363

Turkey — 0.2%
Republic of Turkey
5.20%, 2/16/2026	EUR	340,000	377,216

Ukraine — 0.2%
Republic of Ukraine
8.99%, 2/1/2024(a)		220,000	207,350
7.38%, 9/25/2032(b)		200,000	161,500

			368,850

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $32,211,579)			30,138,479

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — 8.6%
Cayman Islands — 0.7%
Apidos CLO
Series XXXA, Class A2, 4.02%, 10/18/2031(a)(i)	250,000	247,256
Benefit Street Partners CLO XI
Series 2017-11A, Class A2A, 4.19%, 4/15/2029(a)(i)	250,000	250,061
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 4.22%, 10/20/2030‡(a)(i)	350,000	350,595
Renew
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	75,834	77,170
Shackleton CLO Ltd.
Series 2014-6RA, Class B, 4.07%, 7/17/2028‡(a)(i)	260,000	257,223

		1,182,305

United States — 7.9%
Accelerated Assets LLC
Series 2018-1, Class C, 6.65%, 12/2/2033(a)	277,251	280,482
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(a)	47,000	47,366
Series 2018-3, Class C, 3.75%, 10/15/2024(a)	60,000	59,952
Business Jet Securities LLC
Series 2018-2, Class C, 6.66%, 6/15/2033(a)	216,324	217,007
Chase Funding Trust
Series 2003-6, Class 1A7, 5.06%, 11/25/2034‡(f)	158,957	162,829
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(a)	72,847	72,924
Series 2015-PM3, Class C, 6.99%, 5/16/2022‡(a)	53,127	53,127
CLUB Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/2023(a)	20,646	20,593
Series 2017-P1, Class B, 3.56%, 9/15/2023(a)	115,000	114,499
Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	144,381	143,442
CPS Auto Receivables Trust
Series 2018-A, Class B, 2.77%, 4/18/2022(a)	640,000	633,780
Series 2018-A, Class D, 3.66%, 12/15/2023(a)	400,000	397,827
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027(a)	250,000	247,922
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	250,000	249,398
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 3.23%, 1/25/2034‡(i)	126,405	126,399
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class AF5, 5.14%, 2/25/2034‡(f)	128,839	131,785
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	256,000	257,421
Series 2018-4, Class C, 3.66%, 11/15/2024	260,000	260,853
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	100,000	99,532
Series 2018-2A, Class D, 4.15%, 3/15/2024(a)	320,000	320,372
Series 2018-3A, Class C, 3.79%, 7/15/2024(a)	260,000	260,935
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022(a)	100,000	102,319
Series 2015-3A, Class D, 6.55%, 10/17/2022(a)	220,000	228,051
Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	99,000	99,024
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	180,000	179,462
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	350,000	359,665
Series 2018-3A, Class D, 4.35%, 6/17/2024(a)	210,000	210,988
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	315,738	315,188
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	280,000	275,910
Series 2017-2, Class E, 5.55%, 7/15/2024(a)	380,000	383,713
Series 2018-3, Class C, 3.79%, 12/16/2024(a)	170,000	169,614
Series 2018-3, Class D, 4.15%, 12/16/2024(a)	40,000	39,974
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(a)	117,539	117,383

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	100,000	99,947
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025‡(a)	350,000	354,143
Marlette Funding Trust
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(a)	100,000	98,857
Series 2018-1A, Class C, 3.69%, 3/15/2028(a)	100,000	98,586
Series 2018-2A, Class B, 3.61%, 7/17/2028‡(a)	410,000	407,570
Series 2018-2A, Class C, 4.37%, 7/17/2028‡(a)	280,000	278,595
Series 2018-3A, Class A, 3.20%, 9/15/2028(a)	80,036	79,816
MFA LLC
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(a)(f)	178,110	177,449
MFA Trust
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(a)(f)	252,200	248,611
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC8, Class B1, 4.94%, 9/25/2034‡(i)	321,757	321,331
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(a)	100,000	99,886
Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	160,000	161,381
OneMain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	100,000	98,893
Oportun Funding VI LLC
Series 2017-A, Class B, 3.97%, 6/8/2023‡(a)(i)	293,000	289,499
Prestige Auto Receivables Trust
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	440,000	440,561
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	75,000	75,178
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032(a)(i)	189,522	186,988
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033‡(a)(f)	208,471	206,263
Series 2018-NPL4, Class A1, 4.83%, 9/27/2058(a)(f)	250,000	250,000
Progress Residential Trust
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(a)	262,000	261,975
Prosper Marketplace Issuance Trust
Series 2018-1A, Class B, 3.90%, 6/17/2024(a)	100,000	99,705
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	350,000	349,732
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027‡(a)	100,000	98,517
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023‡(a)(f)	220,521	218,904
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 3.29%, 9/25/2034‡(i)	86,621	84,201
Series 2005-HE3, Class M1, 3.04%, 9/25/2035‡(i)	120,474	119,956
T-Mobile USA, Inc. 6.00%, 4/15/2024‡	328,000	—
Tricolor Auto Securitization Trust
Series 2018-2A, Class A, 3.96%, 10/15/2021(a)	230,000	230,173
Series 2018-2A, Class C, 5.75%, 5/16/2022(a)	400,000	400,891
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023(a)	49,340	49,185
VOLT LX LLC
Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(a)(f)	214,971	213,278
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(a)(f)	73,063	72,325
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(f)	69,851	69,222
VOLT LXIX LLC
Series 2018-NPL5, Class A2, 5.80%, 8/25/2048‡(a)(f)	389,000	386,574
VOLT LXVIII LLC

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2018-NPL4, Class A2, 5.93%, 7/27/2048‡(a)(f)	300,000	298,317
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.56%, 9/25/2048‡(a)(f)	330,000	329,322
Westlake Automobile Receivables Trust
Series 2018-3A, Class C, 3.61%, 10/16/2023(a)	130,000	129,328
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	80,000	79,632
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	310,000	308,398

		14,412,925

TOTAL ASSET-BACKED SECURITIES (COST 15,634,172)		15,595,230

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
United States — 6.4%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023(a)	400,000	282,358
Banc of America Commercial Mortgage Trust
Series 2006-1, Class E, 6.21%, 9/10/2045‡(a)(i)	25,989	26,762
Series 2007-5, Class AJ, 6.23%, 2/10/2051(i)	530,274	543,238
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054(a)	105,000	81,187
BHMS ATLS
Series 2018-ATLS, Class A, 3.56%, 7/15/2035(a)(i)	492,000	491,379
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 4.01%, 11/15/2035(a)(i)	370,000	370,115
Series 2018-BIOA, Class D, 3.63%, 3/15/2037‡(a)(i)	485,000	484,084
BX Trust
Series 2018-MCSF, Class B, 3.11%, 4/15/2035‡(a)(i)	100,000	99,250
Series 2018-MCSF, Class C, 3.31%, 4/15/2035‡(a)(i)	100,000	99,250
BXMT Ltd.
Series 2017-FL1, Class D, 5.00%, 6/15/2035‡(a)(i)	210,000	211,566
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	205,000	169,518
Series 2016-P5, Class C, 4.47%, 10/10/2049‡(i)	350,000	337,769
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.01%, 5/15/2046(i)	204,205	204,781
Series 2007-C3, Class B, 6.01%, 5/15/2046‡(i)	570,000	568,051
Cold Storage Trust
Series 2017-ICE3, Class B, 3.56%, 4/15/2036‡(a)(i)	300,000	299,806
Commercial Mortgage Trust
Series 2004-GG1, Class H, 6.60%, 6/10/2036‡(a)(i)	120,000	122,798
Series 2015-CR23, Class CME, 3.81%, 5/10/2048(a)(i)	540,000	533,120
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, 4.32%, 6/15/2050‡	100,000	95,711
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.42%, 7/25/2023(i)	4,029,184	51,393
Series K153, Class X3, IO, 3.90%, 4/25/2035(i)	340,000	114,213
Series K036, Class X3, IO, 2.18%, 12/25/2041(i)	2,640,000	241,697
Series K720, Class X3, IO, 1.38%, 8/25/2042(i)	6,800,000	291,470
Series K041, Class X3, IO, 1.70%, 11/25/2042(i)	3,470,000	290,123
Series K042, Class X3, IO, 1.66%, 1/25/2043(i)	3,025,000	247,802
Series K718, Class X3, IO, 1.49%, 2/25/2043(i)	10,025,000	432,661
Series K045, Class X3, IO, 1.55%, 4/25/2043(i)	1,915,000	151,036
Series K054, Class X3, IO, 1.65%, 4/25/2043(i)	1,365,000	129,686
Series K050, Class X3, IO, 1.61%, 10/25/2043(i)	1,010,000	88,121
Series K051, Class X3, IO, 1.67%, 10/25/2043(i)	1,395,000	131,199

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series K052, Class X3, IO, 1.67%, 1/25/2044(i)	750,000	71,607
Series K726, Class X3, IO, 2.20%, 7/25/2044(i)	2,890,000	288,788
Series K067, Class X3, IO, 2.19%, 9/25/2044(i)	950,000	136,743
Series K072, Class X3, IO, 2.21%, 12/25/2045(i)	400,000	60,996
Series K078, Class X3, IO, 2.29%, 6/25/2046(i)	1,820,000	297,368
FREMF
Series 2018-KF46, Class B, 4.26%, 3/25/2028(a)(i)	799,978	797,600
FREMF Mortgage Trust
Series 2017-KF31, Class B, 5.21%, 4/25/2024(a)(i)	70,839	70,830
Series 2017-KF36, Class B, 4.96%, 8/25/2024(a)(i)	97,655	98,392
Series 2017-KF38, Class B, 4.81%, 9/25/2024(a)(i)	84,322	84,507
Series 2018-KF47, Class B, 4.31%, 5/25/2025(a)(i)	49,988	49,488
Series 2018-KF49, Class B, 4.21%, 6/25/2025(a)(i)	599,974	599,977
Series 2017-K728, Class B, 3.76%, 11/25/2050(a)(i)	190,000	185,299
Series 2017-K728, Class C, 3.76%, 11/25/2050(a)(i)	105,000	98,284
GNMA
Series 2017-23, IO, 0.73%, 5/16/2059(i)	697,565	41,811
GRACE Mortgage Trust
Series 2014-GRCE, Class B, 3.52%, 6/10/2028‡(a)	100,000	99,597
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.90%, 11/10/2045‡(a)(i)	320,000	312,231
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class C, 5.07%, 1/12/2037‡(i)	85,000	85,663
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.09%, 7/15/2044(i)	70,740	71,736
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(i)	250,770	173,045
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.55%, 11/14/2042‡(i)	76,648	77,754
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(i)	308,085	309,297
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043(i)	110,000	111,168
Series 2007-C30, Class C, 5.48%, 12/15/2043‡(i)	205,000	205,513
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.24%, 5/15/2048(i)	100,000	92,547

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST 11,663,517)		11,610,385

MORTGAGE-BACKED SECURITIES — 3.7%
United States — 3.7%
FHLMC Gold Pools, 15 Year, Single Family Pool # G18702, 3.50%, 8/1/2033	2,469,230	2,477,125
FHLMC Gold Pools, 30 Year, Single Family Pool # G67705, 4.00%, 10/1/2047 2,022,696		2,048,283
FNMA, 15 Year, Single Family Pool # 890789, 3.00%, 9/1/2032 2,166,674		2,140,742

TOTAL MORTGAGE-BACKED SECURITIES (COST 6,710,144)		6,666,150

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Netherlands — 0.1%
Permanent Master Issuer plc
Series 2018-1A, Class 1A1, 2.82%, 7/15/2058(a)(i)	255,000	254,183

United States — 2.5%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	184,520	183,077
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	114,904	114,780
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	171,917	171,041

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	206,642	176,490
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A5, 4.29%, 2/25/2037(i)	54,043	54,401
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1, 6.50%, 10/25/2037	74,948	61,058
FHLMC REMIC
Series 2916, Class S, IF, IO, 4.94%, 1/15/2035(i)	2,757,203	448,039
Series 4689, Class SD, IF, IO, 3.84%, 6/15/2047(i)	787,052	135,920
Series 4714, Class SA, IF, IO, 3.84%, 8/15/2047(i)	607,308	103,137
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.62%, 9/25/2030(i)	60,000	59,333
FNMA REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	577,722	38,356
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	2,513,725	216,271
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,337,903	140,642
Series 2012-93, Class SE, IF, IO, 3.78%, 9/25/2042(i)	177,861	28,620
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	250,283	53,359
Series 2012-133, Class NS, IF, IO, 3.83%, 12/25/2042(i)	340,153	58,275
Series 2017-31, Class SG, IF, IO, 3.78%, 5/25/2047(i)	1,889,318	320,728
Series 2017-39, Class ST, IF, IO, 3.78%, 5/25/2047(i)	507,431	80,586
Series 2017-69, Class SH, IF, IO, 3.88%, 9/25/2047(i)	869,609	156,788
FNMA STRIPS
Series 409, Class 27, IO, 4.00%, 4/25/2027(i)	392,280	35,522
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 4.66%, 1/25/2031(i)	10,000	9,928
Series 2018-C06, Class 1M2, 4.31%, 3/25/2031(i)	130,000	127,192
Series 2018-C06, Class 2M2, 4.41%, 3/25/2031(i)	30,000	29,386
GNMA
Series 2015-H13, Class GI, IO, 1.59%, 4/20/2065(i)	311,497	15,262
Series 2017-H14, Class FG, 3.53%, 6/20/2067(i)	407,021	417,541
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(a)(i)	93,262	92,874
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A1, 2.87%, 7/25/2029(i)	120,032	114,639
OBX Trust
Series 2018-EXP1, Class 2A1, 3.16%, 4/25/2048(a)(i)	283,879	282,831
PNMAC GMSR Issuer Trust
Series 2018-GT2, Class A, 4.96%, 8/25/2025(a)(i)	210,000	210,579
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 3A, 4.28%, 7/25/2034(i)	26,923	26,697
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(f)	240,000	239,966
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(a)(i)	229,667	228,442

		4,431,760

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,814,570)		4,685,943

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds 3.00%, 2/15/2048 90,000		84,779
U.S. Treasury Notes 2.88%, 5/15/2028 1,970,000		1,948,607

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,046,005)		2,033,386

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value
SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 6.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(j)(k)(Cost $11,025,624)	11,025,624	11,025,624

Total Investments — 101.3% (Cost 192,359,834)		183,757,931
Liabilities in Excess of Other Assets — 1.3%		(2,271,844)

Net Assets — 100.0%		181,486,087

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of November 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Buxl	12	12/2018	EUR	2,426,317	34,082
Long Gilt	1	03/2019	GBP	156,274	381
U.S. Treasury 10 Year Note	28	03/2019	USD	3,346,438	13,611
U.S. Treasury 2 Year Note	3	03/2019	USD	633,047	463
U.S. Treasury 5 Year Note	70	03/2019	USD	7,910,000	18,993

					67,530

Short Contracts
Australia 10 Year Bond	(26)	12/2018	AUD	(2,467,050)	319
Euro-Bobl	(104)	12/2018	EUR	(15,537,937)	(52,479)
Euro-Bund	(27)	12/2018	EUR	(4,937,745)	(36,058)
Euro-Schatz	(222)	12/2018	EUR	(28,149,791)	(6,978)
U.S. Treasury 10 Year Note	(34)	03/2019	USD	(4,063,531)	(16,973)
U.S. Treasury 10 Year Ultra Note	(21)	03/2019	USD	(2,658,797)	(14,976)
U.S. Treasury 5 Year Note	(40)	03/2019	USD	(4,520,000)	(11,334)
U.S. Treasury Long Bond	(1)	03/2019	USD	(140,094)	(713)
U.S. Treasury Ultra Bond	(1)	03/2019	USD	(152,625)	(174)
3 Month Eurodollar	(194)	09/2019	USD	(47,061,975)	6,827

					(132,539)

					(65,009)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of November 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ARS	9,293,520	USD	237,647	Barclays Bank plc**	12/5/2018	8,316
ARS	4,330,210	USD	112,479	Goldman Sachs International**	12/5/2018	2,125
AUD	1,279,632	USD	926,192	BNP Paribas SA	12/5/2018	9,107
CNY	18,211,535	USD	2,619,021	Barclays Bank plc**	12/5/2018	3,354
EUR	65,045	USD	73,580	Barclays Bank plc	12/5/2018	64
EUR	2,966,421	USD	3,350,869	Citibank NA	12/5/2018	7,668
EUR	77,720	USD	87,930	Goldman Sachs International	12/5/2018	63
EUR	141,717	USD	159,593	National Australia Bank Ltd.	12/5/2018	857
EUR	66,284	USD	74,763	Royal Bank of Canada	12/5/2018	283
HUF	40,000,076	USD	139,492	BNP Paribas SA	12/5/2018	429
IDR	54,015,660,955	USD	3,733,199	Goldman Sachs International**	12/5/2018	41,955
MXN	23,880,066	USD	1,164,511	Royal Bank of Canada	12/5/2018	8,549
USD	257,967	ARS	9,570,578	Barclays Bank plc**	12/5/2018	4,672
USD	108,956	ARS	4,053,152	Goldman Sachs International**	12/5/2018	1,685
USD	902,980	BRL	3,290,008	Goldman Sachs International**	12/5/2018	52,247
USD	1,191,523	COP	3,777,039,177	Citibank NA**	12/5/2018	23,675
USD	11,725,502	EUR	10,295,465	Barclays Bank plc	12/5/2018	69,131
USD	461,832	EUR	404,642	BNP Paribas SA	12/5/2018	3,703
USD	529,062	EUR	466,104	Citibank NA	12/5/2018	1,345
USD	978,837	EUR	849,740	Deutsche Bank AG	12/5/2018	16,774
USD	54,860	EUR	47,957	Goldman Sachs International	12/5/2018	564
USD	242,790	EUR	211,238	Royal Bank of Canada	12/5/2018	3,629
USD	29,556,450	EUR	26,005,610	State Street Corp.	12/5/2018	113,288
USD	988,485	GBP	775,450	Citibank NA	12/5/2018	326
USD	143,077	HUF	40,000,076	HSBC Bank NA	12/5/2018	3,156
USD	1,179,280	MXN	23,880,066	Credit Suisse International	12/5/2018	6,219
USD	328,555	RUB	21,773,000	Citibank NA**	12/5/2018	3,627
USD	326,373	RUB	21,773,697	Goldman Sachs International**	12/5/2018	1,435
ZAR	28,062,332	USD	2,013,470	Deutsche Bank AG	12/5/2018	11,174
CLP	603,195,253	USD	894,232	Goldman Sachs International**	1/7/2019	4,043
EUR	152,401	USD	172,749	Citibank NA	1/7/2019	405
EUR	43,270	USD	48,998	Goldman Sachs International	1/7/2019	165
HUF	72,176,169	USD	253,347	Royal Bank of Canada	1/7/2019	16
IDR	25,671,185,311	USD	1,784,456	Goldman Sachs International**	1/7/2019	230
MXN	2,318,444	USD	113,024	Barclays Bank plc	1/7/2019	279
TRY	4,949,225	USD	894,232	HSBC Bank NA	1/7/2019	36,224
USD	902,312	CLP	603,195,253	Goldman Sachs International**	1/7/2019	4,036
USD	7,762,237	EUR	6,827,051	Citibank NA	1/7/2019	5,493
USD	1,198,214	EUR	1,052,888	Merrill Lynch International	1/7/2019	1,947
USD	1,065,671	EUR	933,109	National Australia Bank Ltd.	1/7/2019	5,493
USD	29,805,566	EUR	26,211,958	State Street Corp.	1/7/2019	24,115
USD	865,431	GBP	676,047	Royal Bank of Canada	1/7/2019	2,071
USD	124,744	GBP	97,348	State Street Corp.	1/7/2019	424
USD	1,825	HUF	511,809	TD Bank Financial Group	1/7/2019	29
USD	1,558,608	SEK	14,103,523	Goldman Sachs International	1/7/2019	3,515
USD	694,339	ZAR	9,648,390	HSBC Bank NA	1/7/2019	1,061
USD	523,613	ZAR	7,225,308	TD Bank Financial Group	1/7/2019	4,443
USD	891,585	COP	2,816,499,934	Goldman Sachs International**	1/8/2019	22,436
USD	603,822	HUF	168,971,184	Goldman Sachs International	1/14/2019	10,390
USD	731,796	HUF	206,242,384	HSBC Bank NA	1/14/2019	7,466

Total unrealized appreciation						533,701

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,290,008	USD	883,058	Goldman Sachs International**	12/5/2018	(32,325)
COP	3,777,039,177	USD	1,184,957	Goldman Sachs International**	12/5/2018	(17,108)
EUR	444,352	USD	508,042	Australia & New Zealand Banking Group Ltd.	12/5/2018	(4,954)
EUR	559,666	USD	637,528	Barclays Bank plc	12/5/2018	(3,882)
EUR	381,588	USD	434,661	BNP Paribas SA	12/5/2018	(2,634)
EUR	7,430,618	USD	8,425,595	Citibank NA	12/5/2018	(12,760)
EUR	451,101	USD	514,574	National Australia Bank Ltd.	12/5/2018	(3,844)
EUR	323,293	USD	369,052	Royal Bank of Canada	12/5/2018	(3,025)
EUR	25,525,353	USD	28,922,456	State Street Corp.	12/5/2018	(23,035)
GBP	99,403	USD	129,560	Morgan Stanley	12/5/2018	(2,890)
GBP	676,047	USD	863,736	Royal Bank of Canada	12/5/2018	(2,246)
RUB	43,546,697	USD	661,744	Citibank NA**	12/5/2018	(11,877)
SEK	14,103,523	USD	1,552,771	Goldman Sachs International	12/5/2018	(3,439)
USD	898,942	AUD	1,279,632	HSBC Bank NA	12/5/2018	(36,357)
USD	2,612,959	CNY	18,211,535	HSBC Bank NA**	12/5/2018	(9,417)
USD	172,152	EUR	152,401	Citibank NA	12/5/2018	(394)
USD	3,536,757	IDR	54,015,660,955	Goldman Sachs International**	12/5/2018	(238,398)
USD	1,544,190	SEK	14,103,523	Goldman Sachs International	12/5/2018	(5,141)
USD	1,900,261	ZAR	28,062,332	Barclays Bank plc	12/5/2018	(124,383)
BRL	3,370,584	USD	894,232	Citibank NA**	1/7/2019	(24,188)
EUR	350,741	USD	398,786	Citibank NA	1/7/2019	(282)
EUR	272,822	USD	310,669	Royal Bank of Canada	1/7/2019	(695)
EUR	274,301	USD	312,702	State Street Corp.	1/7/2019	(1,047)
HUF	254,194,691	USD	906,706	BNP Paribas SA	1/7/2019	(14,396)
HUF	44,512,780	USD	156,341	Royal Bank of Canada	1/7/2019	(86)
TRY	4,619,629	USD	874,019	HSBC Bank NA	1/7/2019	(5,528)
USD	227,023	ARS	9,293,520	Barclays Bank plc**	1/7/2019	(7,735)
USD	926,726	AUD	1,279,632	BNP Paribas SA	1/7/2019	(9,122)
USD	865,266	BRL	3,370,584	Citibank NA**	1/7/2019	(4,778)
USD	2,616,051	CNY	18,211,535	Barclays Bank plc**	1/7/2019	(976)
USD	1,770,530	EUR	1,558,681	Barclays Bank plc	1/7/2019	(410)
USD	3,742,162	EUR	3,302,128	Citibank NA	1/7/2019	(9,643)
USD	140,032	HUF	40,000,076	BNP Paribas SA	1/7/2019	(382)
USD	3,717,782	IDR	54,015,660,955	Goldman Sachs International**	1/7/2019	(37,440)
USD	1,158,392	MXN	23,880,066	Royal Bank of Canada	1/7/2019	(8,633)
USD	2,005,542	ZAR	28,062,332	Deutsche Bank AG	1/7/2019	(10,857)
ZAR	24,480,953	USD	1,784,456	BNP Paribas SA	1/7/2019	(25,395)
COP	2,816,499,934	USD	894,232	Citibank NA**	1/8/2019	(25,083)
HUF	44,841,813	USD	158,185	HSBC Bank NA	1/14/2019	(698)

Total unrealized depreciation						(725,483)

Net unrealized depreciation						(191,782)

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ARS AUD	Argentine Peso Australian Dollar
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CLP	Chile Peso
CNY	Chinese Yuan
COP	Colombian Peso
CMBS EUR EURIBOR	Commercial Mortgage-Backed Security Euro Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amounts shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OYJ	Public Limited Company
PEN	Peruvian Nuevo
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TRY	New Turkish Lira
USD	United States Dollar
ZAR	South African Rand

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(j)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2018.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETF”) (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$497,317	$684,988	$1,182,305
United States	—	9,132,112	5,280,813	14,412,925

Total Asset-Backed Securities	—	9,629,429	5,965,801	15,595,230

Collateralized Mortgage Obligations	—	4,685,943	—	4,685,943
Commercial Mortgage-Backed Securities
United States	—	8,142,017	3,468,368	11,610,385
Corporate Bonds
United States	—	54,815,283	239,298	55,054,581
Other Corporate Bonds	—	46,948,153	—	46,948,153

Total Corporate Bonds	—	101,763,436	239,298	102,002,734

Mortgage-Backed Securities	—	6,666,150	—	6,666,150
Foreign Government Securities	—	30,138,479	—	30,138,479
U.S. Treasury Obligations	—	2,033,386	—	2,033,386
Short-Term Investments
Investment Companies	11,025,624	—	—	11,025,624

Total Investments in Securities	$11,025,624	$163,058,840	$9,673,467	$183,757,931

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$533,701	$—	$533,701
Futures Contracts	74,676	—	—	74,676

Total Appreciation in Other Financial Instruments	$74,676	$533,701	$—	$608,377

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(725,483)	$—	$(725,483)
Futures Contracts	(139,685)	—	—	(139,685)

Total Depreciation in Other Financial Instruments	$(139,685)	$(725,483)	$—	$(865,168)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2018.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Global Bond Opportunities ETF	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$95,564	$(341)	$(2,206)	$(12)	$610,000	$(18,017)	$—	$—	$684,988
Asset-Backed Securities — United States	2,264,474	(6,933)	(17,409)	(1,494)	2,511,216	(797,120)	1,328,079	—	5,280,813
Commercial Mortgage-Backed Securities — United States	2,953,242	(9,686)	(17,124)	2,984	983,575	(1,154,730)	993,870	(283,763)	3,468,368
Corporate Bonds — United States	—	(1,244)	(70,098)	12	283,315	(34,300)	61,613	—	239,298

	$5,313,280	$(18,204)	$(106,837)	$1,490	$4,388,106	$(2,004,167)	$2,383,562	$(283,763)	$9,673,467

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to $(110,869).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,357,987	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (16.71%)
			Constant Default Rate	0.00% - 3.06% (0.50%)
			Yield (Discount Rate of Cash Flows)	3.46% - 7.08% (4.82%)

Asset-Backed Securities	5,357,987

	3,256,803	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(33.20)% - 32.39% (7.84%)

Commercial Mortgage-Backed Securities	3,256,803

Total	$8,614,790

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was $1,058,682. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 98.3%(a)
Alabama — 2.7%
Education — 1.1%
Alabama Public School and College Authority, Capital Improvement Economic Development and Training Series 2012-B, Rev., 5.00%, 3/1/2019	25,000	25,193
Auburn University Series A, Rev., 5.00%, 6/1/2030	35,000	40,335
University of Alabama (The) Series B-2, Rev., 5.00%, 9/1/2031	170,000	196,393

		261,921

General Obligation — 0.5%
City of Pell City Series A, GO, 5.00%, 2/1/2025	100,000	114,306

Transportation — 0.9%
Alabama Federal Aid Highway Finance Authority Series A, Rev., 5.00%, 9/1/2034	200,000	228,200

Utility — 0.2%
Southeast Alabama Gas District, Project No.1 Series A, Rev., 4.00%, 4/1/2024(b)	50,000	51,855

Total Alabama		656,282

Alaska — 0.1%
Other Revenue — 0.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 10/1/2025	20,000	22,415

Arizona — 1.0%
General Obligation — 0.7%
City of Chandler GO, 4.00%, 7/1/2022	50,000	53,272
City of Phoenix GO, 5.00%, 7/1/2027	25,000	29,290
City of Tempe Series B, GO, 4.00%, 7/1/2024	25,000	27,261
Lake Havasu City, Wastewater System, Senior Lien Series A, GO, AGM, 5.00%, 7/1/2033	25,000	28,008
Maricopa County School District No. 3 Tempe Elementary, School Improvement Series A, GO, 5.00%, 7/1/2027	30,000	35,286

		173,117

Other Revenue — 0.1%
Town of Queen Creek, Excise Tax Series A, Rev., 5.00%, 8/1/2033	25,000	29,032

Prerefunded — 0.1%
Scottsdale Preserve Authority Rev., 5.25%, 7/1/2020(c)	25,000	26,242

Transportation — 0.1%
Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund Rev., 5.25%, 7/1/2024	30,000	34,640

Total Arizona		263,031

Arkansas — 0.4%
Education — 0.1%
University of Arkansas, UAMS Campus Rev., 5.00%, 11/1/2021	25,000	26,955

Water & Sewer — 0.3%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	84,970

Total Arkansas		111,925

California — 1.1%
Other Revenue — 1.1%
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	273,467

Colorado — 1.3%
Education — 0.2%
University of Colorado, University Enterprise Series A-2, Rev., 5.00%, 6/1/2026	40,000	47,076

General Obligation — 1.1%
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	263,790

Total Colorado		310,866

Connecticut — 1.4%
General Obligation — 0.9%
State of Connecticut Series A, GO, 5.00%, 4/15/2033	210,000	230,036

Hospital — 0.2%
Connecticut State Health and Educational Facilities Authority, University of New Haven Issue Series K-1, Rev., 5.00%, 7/1/2032	50,000	54,954

Special Tax — 0.3%
State of Connecticut Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 8/1/2023	75,000	82,735

Total Connecticut		367,725

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
District of Columbia — 0.7%
General Obligation — 0.3%
District of Columbia Series D, GO, 5.00%, 6/1/2031	65,000	75,269

Other Revenue — 0.1%
District of Columbia, Income Tax Secured Series C, Rev., 5.00%, 12/1/2021	25,000	27,033

Water & Sewer — 0.3%
District of Columbia, Water and Sewer Authority Series B, Rev., 5.00%, 10/1/2025	65,000	75,689

Total District of Columbia		177,991

Florida — 5.6%
Certificate of Participation/Lease — 0.9%
South Florida Water Management District COP, 5.00%, 10/1/2036	200,000	221,508

Education — 0.4%
Escambia County School Board, Sales Tax Rev., 5.00%, 9/1/2027	25,000	28,934
State of Florida, State Board of Education Lottery Series A, Rev., 5.00%, 7/1/2026	75,000	88,142

		117,076

General Obligation — 1.0%
Reedy Creek Improvement District Series 2016-A, GO, 5.00%, 6/1/2026	50,000	58,117
School Board of Miami-Dade County (The) GO, 5.00%, 3/15/2034	100,000	111,921
State of Florida, State Board of Education Full Faith and Credit, Public Education Capital Outlay Bonds
Series B, GO, 5.00%, 6/1/2024	20,000	22,841
Series C, GO, 4.00%, 6/1/2025	20,000	21,246
Series B, GO, 5.00%, 6/1/2026	20,000	23,555

		237,680

Hospital — 1.3%
Palm Beach County Health Facilities Authority, ACTS Retirement Life Communities Inc. Obligated Group Rev., 5.00%, 11/15/2032	290,000	316,384

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Florida Department of Environmental Protection Series 2014-A, Rev., 5.00%, 7/1/2020	35,000	36,628

Other Revenue — 1.0%
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	82,714
Series B, Rev., 5.00%, 10/1/2024	60,000	68,643
County of Lee Rev., 5.00%, 10/1/2025	40,000	46,273
County of Miami-Dade Series A, Rev., 5.00%, 4/1/2036	25,000	27,453
Palm Beach County Solid Waste Authority Rev., BHAC-CR, 4.00%, 10/1/2019	25,000	25,434

		250,517

Transportation — 0.2%
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	46,192

Utility — 0.1%
County of Sarasota, Utilities System Rev., 5.00%, 10/1/2022	30,000	33,122

Water & Sewer — 0.6%
City of Cape Coral, Water and Sewer Rev., 5.00%, 10/1/2022	25,000	27,495
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	28,406
East Central Regional Wastewater Treatment Facilities Operation Board, Green Bonds, Bio Solids Project Rev., 5.00%, 10/1/2024	30,000	34,410
Tampa Bay Water, Regional Water Supply Authority Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	63,815

		154,126

Total Florida		1,413,233

Georgia — 0.8%
General Obligation — 0.2%
State of Georgia Series D, GO, 5.00%, 2/1/2020	50,000	51,773

Hospital — 0.4%
Clarke County Hospital Authority, Piedmont Healthcare, Inc. Project Series 2016-A, Rev., 5.00%, 7/1/2020	100,000	104,395

Water & Sewer — 0.2%
County of DeKalb, Water and Sewer Series B, Rev., AGM, 5.25%, 10/1/2032	25,000	29,222
County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2026	25,000	29,876

		59,098

Total Georgia		215,266

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Hawaii — 1.2%
General Obligation — 1.0%
City & County of Honolulu Series A, GO, 5.00%, 10/1/2023	50,000	56,264
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	51,928
State of Hawaii
Series EP, GO, 5.00%, 8/1/2023	40,000	44,934
Series FK, GO, 5.00%, 5/1/2033	100,000	114,319

		267,445

Prerefunded — 0.1%
City & County of Honolulu Series A, GO, 5.00%, 8/1/2021(c)	25,000	26,857

Transportation — 0.1%
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	29,258

Total Hawaii		323,560

Illinois — 5.0%
General Obligation — 4.5%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	51,111
City of Decatur GO, 5.00%, 3/1/2027	255,000	285,447
City of Peoria Series B, GO, 5.00%, 1/1/2027	230,000	261,094
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	28,401
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 5.00%, 1/1/2024	30,000	33,351
Kendall and Kane Counties Community Unit School District No. 115, School Bonds Series B, GO, 5.00%, 1/1/2027	25,000	28,577
Lake and McHenry Counties Community Unit School District No. 118 Wauconda GO, 5.00%, 1/1/2022	50,000	53,717
Metropolitan Water Reclamation District of Greater Chicago, Unlimited Tax Series A, GO, 5.00%, 12/1/2029	145,000	164,372
State of Illinois
GO, 5.00%, 4/1/2024	30,000	31,507
Series A, GO, 5.00%, 10/1/2024	30,000	31,570
Series A, GO, 5.00%, 12/1/2024	30,000	31,589
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	138,992

		1,139,728

Transportation — 0.3%
Chicago O’Hare International Airport, General Airport, Senior Lien Series B, Rev., 5.00%, 1/1/2034	40,000	44,403
Illinois State Toll Highway Authority Series D, Rev., 5.00%, 1/1/2024	25,000	28,096

		72,499

Water & Sewer — 0.2%
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	39,806

Total Illinois		1,252,033

Indiana — 2.6%
Education — 1.3%
Adams Central Elementary School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	23,288
Ball State University, Board Trustees University Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	39,800
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	85,702
Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	27,456
Series Y, Rev., 5.00%, 8/1/2028	25,000	29,593
Perry Township Multi School Building Corp. Rev., 5.00%, 7/15/2025	35,000	40,063
Warsaw Multi-School Building Corp., Ad Valorem Property Tax Rev., 4.00%, 1/15/2020	100,000	102,138

		348,040

Housing — 1.1%
Decatur County Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	285,702

Other Revenue — 0.1%
Indiana Finance Authority, State Revolving Fund Program Series A, Rev., 5.00%, 2/1/2031	25,000	28,688

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Transportation — 0.1%
Indiana Finance Authority, Highway Series C, Rev., 5.00%, 12/1/2025	25,000	29,188

Total Indiana		691,618

Iowa — 0.9%
General Obligation — 0.5%
City of Davenport Series A, GO, 5.00%, 6/1/2023	65,000	72,423
City of West Des Moines, Urban Renewal Series B, GO, 5.00%, 6/1/2024	35,000	39,807

		112,230

Other Revenue — 0.2%
Iowa Finance Authority, State Revolving Fund, Green Bonds Rev., 5.00%, 8/1/2027	30,000	35,810

Water & Sewer — 0.2%
City of Cedar Rapids Series D, Rev., 5.00%, 6/1/2022	50,000	54,727

Total Iowa		202,767

Kansas — 0.2%
General Obligation — 0.2%
County of Johnson Series A, GO, 5.00%, 9/1/2031	50,000	58,398

Kentucky — 2.0%
Hospital — 0.8%
Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	200,000	193,820

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	183,115

Water & Sewer — 0.5%
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2019	100,000	101,355
Series B, Rev., 5.00%, 5/15/2024	25,000	28,342

		129,697

Total Kentucky		506,632

Louisiana — 0.4%
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Public Improvement Rev., 5.00%, 11/1/2024	30,000	34,168

Prerefunded — 0.3%
State of Louisiana Gasoline and Fuels Tax
Series B, Rev., 5.00%, 5/1/2020(c)	25,000	26,046
Series A-1, Rev., 5.00%, 5/1/2022(c)	55,000	60,234

		86,280

Total Louisiana		120,448

Maine — 0.3%
Other Revenue — 0.3%
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	86,129

Maryland — 2.8%
General Obligation — 1.3%
County of Charles, Public Improvement GO, 5.00%, 3/1/2021	25,000	26,620
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	78,425
State of Maryland, State and Local Facilities Loan of 2017
Series C, GO, 5.00%, 8/1/2024	50,000	57,319
Series A, GO, 5.00%, 8/1/2025	45,000	52,425
Series A, GO, 5.00%, 8/1/2028	55,000	65,379
Washington Suburban Sanitary Commission, Maryland Consolidated Public Improvement GO, 5.00%, 6/1/2020	50,000	52,259

		332,427

Hospital — 1.0%
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 4.00%, 7/1/2035	250,000	243,507

Transportation — 0.5%
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	100,000	117,907

Total Maryland		693,841

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Massachusetts — 1.2%
Education — 0.2%
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	53,196

General Obligation — 0.5%
Commonwealth of Massachusetts
Series B, GO, 5.00%, 7/1/2020	25,000	26,190
Series B, GO, 5.00%, 7/1/2023	25,000	28,083
Series C, GO, 5.00%, 10/1/2026	25,000	29,542
Town of Hopkinton GO, 5.00%, 11/15/2024	30,000	34,719

		118,534

Hospital — 0.1%
Massachusetts Health and Educational Facilities Authority, Tufts University Series M, Rev., 5.25%, 2/15/2021	35,000	37,376

Water & Sewer — 0.4%
Massachusetts Water Resources Authority, Green Bonds Series C, Rev., 5.00%, 8/1/2030	80,000	92,352

Total Massachusetts		301,458

Michigan — 0.5%
General Obligation — 0.3%
Byron Center Public Schools GO, Q-SBLF, 5.00%, 5/1/2021	50,000	53,204
Novi Community School District GO, Q-SBLF, 5.00%, 5/1/2024	20,000	22,618

		75,822

Hospital — 0.1%
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	28,874

Transportation — 0.1%
State of Michigan Trunk Line Rev., 5.00%, 11/15/2021	25,000	26,959

Total Michigan		131,655

Minnesota — 1.7%
Education — 0.5%
University of Minnesota, Board of Regents
Series A, Rev., 5.00%, 12/1/2020(c)	50,000	52,894
Series B, Rev., 5.00%, 12/1/2025	65,000	75,824

		128,718

General Obligation — 0.2%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series A, GO, 5.00%, 2/1/2022	30,000	32,613
St Louis Park Independent School District No. 283 Series A, GO, 5.00%, 2/1/2030	25,000	28,872

		61,485

Housing — 1.0%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	250,000	239,027

Total Minnesota		429,230

Mississippi — 2.6%
Education — 0.3%
Mississippi Development Bank Special Obligation, Hinds County School District Project Rev., 4.00%, 3/1/2031	25,000	26,382
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	40,027

		66,409

General Obligation — 0.1%
State of Mississippi Series B, GO, 5.00%, 12/1/2025	20,000	23,245

Industrial Development Revenue/Pollution Control Revenue — 1.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series D, Rev., VRDO, 1.62%, 12/3/2018(b)	400,000	400,000

Utility — 0.6%
West Rankin Utility Authority Rev., AGM, 5.00%, 1/1/2029	135,000	151,806

Total Mississippi		641,460

Missouri — 2.6%
Hospital — 2.2%
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	224,848
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015-B, Rev., 5.00%, 12/1/2026	300,000	338,064

		562,912

Utility — 0.1%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2025	25,000	28,224

Water & Sewer — 0.3%
City of Kansas, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	28,852
Metropolitan St. Louis Sewer District Wastewater System Improvement Series A, Rev., 5.00%, 5/1/2027	45,000	53,543

		82,395

Total Missouri		673,531

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Montana — 0.6%
General Obligation — 0.6%
County of Missoula Series A, GO, 5.00%, 7/1/2030	120,000	138,367

Nebraska — 3.3%
Utility — 2.9%
Central Plains Energy Project, Gas Project No. 3 Series A, Rev., 5.00%, 9/1/2030	320,000	360,627
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	80,000	94,388
Rev., 5.00%, 9/1/2028	50,000	58,702
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	120,000	137,211
Series A, Rev., 5.00%, 2/1/2026	40,000	46,674
Series A, Rev., 5.00%, 2/1/2027	30,000	34,796

		732,398

Water & Sewer — 0.4%
City of Omaha Rev., 4.00%, 11/15/2022	100,000	107,377

Total Nebraska		839,775

Nevada — 1.7%
General Obligation — 1.4%
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	107,343
Series A, GO, 4.00%, 6/15/2035	250,000	254,988

		362,331

Transportation — 0.1%
County of Clark Rev., 5.00%, 7/1/2028	25,000	29,226

Water & Sewer — 0.2%
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	58,161

Total Nevada		449,718

New Jersey — 5.0%
Education — 1.8%
New Jersey Economic Development Authority, School Facilities Construction
Series NN, Rev., 5.00%, 3/1/2022	160,000	170,742
Series GG, Rev., 5.00%, 9/1/2022	50,000	52,465
Series II, Rev., 5.00%, 3/1/2027	215,000	227,550

		450,757

General Obligation — 0.2%
South Brunswick Township Board of Education Series 2, GO, 4.00%, 8/1/2026	45,000	50,079

Other Revenue — 1.2%
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2027	265,000	301,761

Prerefunded — 0.6%
New Jersey Turnpike Authority Series A, Rev., 5.00%, 1/1/2022(c)	115,000	125,059
Township of Berlin Series A, GO, 5.00%, 1/1/2021(c)	25,000	26,510

		151,569

Transportation — 1.2%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Subseries A-1 & A-2, Rev., 5.00%, 6/15/2019	50,000	50,720
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	244,760

		295,480

Total New Jersey		1,249,646

New Mexico — 2.6%
Education — 0.1%
University of New Mexico (The), Board of Regents, Subordinate Lien System Rev., 5.00%, 6/1/2029	20,000	23,239

General Obligation — 0.6%
City of Albuquerque, General Purpose Series A, GO, 5.00%, 7/1/2023	75,000	83,920
Santa Fe Community College District Series A, GO, 5.00%, 8/1/2023	50,000	55,847
State of New Mexico Series B, GO, 5.00%, 3/1/2025	25,000	28,807

		168,574

Other Revenue — 1.3%
City of Albuquerque, Gross Receipts Series A, Rev., 5.00%, 7/1/2026	235,000	270,212
State of New Mexico, Severance Tax Permanent Fund Series B, Rev., 4.00%, 7/1/2021	40,000	41,890

		312,102

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Transportation — 0.5%
New Mexico Finance Authority, State Transportation, Subordinate Lien Series A, Rev., 5.00%, 6/15/2027	100,000	118,251

Utility — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series E, Rev., 5.00%, 6/1/2024	25,000	28,387

Total New Mexico		650,553

New York — 2.5%
Education — 0.2%
New York State Dormitory Authority Series A, Rev., 5.00%, 7/1/2034	20,000	23,080
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	28,954

		52,034

General Obligation — 1.0%
City of New York, Fiscal Year 2013
Series I, GO, 5.00%, 8/1/2023	25,000	28,029
Series J, GO, 5.00%, 8/1/2023	35,000	39,241
City of New York, Fiscal Year 2018 Series 2018-1, GO, 5.00%, 8/1/2032	50,000	57,544
City of Rochester Series II, GO, 5.00%, 2/1/2021	50,000	53,249
County of Onondaga GO, 5.00%, 2/15/2019	30,000	30,200
Pittsford Central School District GO, 4.00%, 10/1/2022	45,000	48,201

		256,464

Housing — 0.2%
New York City Transitional Finance Authority Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	58,259

Other Revenue — 1.0%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series C, Rev., 5.00%, 11/1/2022	25,000	27,656
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	29,450
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2025	25,000	29,186
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	176,239

		262,531

Transportation — 0.1%
Port Authority of New York and New Jersey Rev., 5.00%, 9/1/2037	25,000	28,539

Total New York		657,827

North Carolina — 1.1%
General Obligation — 0.6%
County of Davidson GO, 5.00%, 6/1/2027	35,000	41,667
County of Guilford, Public Improvement Series B, GO, 5.00%, 5/1/2029	25,000	29,475
County of Wake, Public Improvement Series B, GO, 5.00%, 3/1/2020	60,000	62,279

		133,421

Other Revenue — 0.5%
County of Wake Series A, Rev., 5.00%, 12/1/2027	30,000	35,148
County of Wayne Rev., 5.00%, 6/1/2024	25,000	28,438
State of North Carolina Rev., 5.00%, 3/1/2021	25,000	26,616
State of North Carolina, Limited Obligation
Series C, Rev., 5.00%, 5/1/2024	25,000	28,492
Series B, Rev., 5.00%, 5/1/2028	20,000	23,596

		142,290

Total North Carolina		275,711

Ohio — 4.1%
Education — 1.0%
Bowling Green State University
Series A, Rev., 5.00%, 6/1/2024	25,000	28,282
Series A, Rev., 5.00%, 6/1/2035	200,000	221,432

		249,714

General Obligation — 1.0%
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2022	100,000	110,134
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2021	60,000	64,199
State of Ohio, Infrastructure Improvement Bonds Series A, GO, 5.00%, 9/1/2028	25,000	30,081

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
General Obligation — continued
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	41,770

		246,184

Hospital — 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group Rev., 5.00%, 1/1/2028	25,000	29,469

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2026	45,000	53,380

Other Revenue — 0.1%
State of Ohio, Capital Facilities Lease-Appropriation Series 2018-A, Rev., 5.00%, 6/1/2025	25,000	28,855

Prerefunded — 0.8%
South-Western City School District, School Facilities Construction and Improvement Bonds GO, 5.00%, 6/1/2022(c)	160,000	175,488
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2024(c)	25,000	28,490

		203,978

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission Series A, Rev., 5.00%, 2/15/2027	135,000	157,646

Utility — 0.1%
American Municipal Power, Inc., Greenup Hydro-Electric Project Series A, Rev., 5.00%, 2/15/2030	25,000	28,160

Water & Sewer — 0.2%
Ohio Water Development Authority, Fresh Water Series B, Rev., 5.00%, 6/1/2026	30,000	35,326

Total Ohio		1,032,712

Oklahoma — 0.7%
Hospital — 0.2%
Oklahoma Development Finance Authority, St. John Health System Rev., 5.00%, 2/15/2020(c)	55,000	56,916

Transportation — 0.5%
Oklahoma Capitol Improvement Authority, State Highway Rev., 5.00%, 7/1/2024	100,000	113,925

Total Oklahoma		170,841

Oregon — 1.6%
General Obligation — 1.2%
City of Portland Series A, GO, 5.00%, 4/1/2025	30,000	34,831
State of Oregon Series A, GO, 5.00%, 5/1/2023	50,000	55,957
State of Oregon, Article XI-Q State Projects Series A, GO, 5.00%, 5/1/2030	155,000	181,153
Washington County School District No. 1 West Union, Hillsborough School District GO, 5.00%, 6/15/2028	25,000	29,539

		301,480

Transportation — 0.3%
State of Oregon, Department of Transportation User Tax Series A, Rev., 5.00%, 11/15/2025	30,000	35,065
Tri-County Metropolitan Transportation District of Oregon Series A, Rev., 5.00%, 9/1/2030	45,000	52,389

		87,454

Water & Sewer — 0.1%
City of Portland, Sewer System Series A, Rev., 5.00%, 10/1/2021	25,000	27,008

Total Oregon		415,942

Pennsylvania — 7.0%
General Obligation — 1.0%
Abington School District GO, 5.00%, 10/1/2020	20,000	21,065
Aliquippa School District GO, 3.88%, 12/1/2037	200,000	200,464
Upper Merion Area School District GO, 5.00%, 1/15/2034	20,000	22,525

		244,054

Hospital — 2.8%
Berks County Industrial Development Authority, Healthcare Facilities, The Highlands at Wyomissing Series 2017-A, Rev., 5.00%, 5/15/2037	250,000	266,672
County of Lehigh, Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	200,000	198,200
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Rev., 4.00%, 9/1/2038	225,000	226,681

		691,553

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.6%
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(b)	150,000	149,975

Other Revenue — 1.4%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	250,000	275,130
Monroeville Finance Authority, UPMC Obligated Group Rev., 5.00%, 2/15/2022	60,000	65,033

		340,163

Prerefunded — 0.4%
Pennsylvania Turnpike Commission Series B, Rev., 5.25%, 12/1/2021(c)	95,000	103,737

Transportation — 0.8%
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	120,935
Series A-1, Rev., 5.00%, 12/1/2031	60,000	68,129

		189,064

Total Pennsylvania		1,718,546

Rhode Island — 0.4%
General Obligation — 0.4%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2018 Series A, GO, 5.00%, 4/1/2029	75,000	88,388

South Carolina — 0.6%
General Obligation — 0.2%
Richland County School District No. 1 GO, SCSDE, 4.00%, 3/1/2019	50,000	50,268

Other Revenue — 0.1%
South Carolina Public Service Authority Series A, Rev., 5.00%, 12/1/2032	25,000	27,003

Water & Sewer — 0.3%
City of Charleston, Waterworks and Sewer System Rev., 5.00%, 1/1/2026	25,000	29,339
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2030	35,000	40,682

		70,021

Total South Carolina		147,292

Tennessee — 3.0%
General Obligation — 1.4%
County of Franklin, Public Improvement GO, 5.00%, 6/1/2027	50,000	59,351
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	29,559
Metropolitan Government of Nashville and Davidson County
Series A, GO, 5.00%, 7/1/2020	20,000	20,941
GO, 4.00%, 7/1/2035	250,000	264,973

		374,824

Utility — 1.6%
Tennessee Energy Acquisition Corp., Gas Project Series A, Rev., 4.00%, 5/1/2023(b)	385,000	398,668

Total Tennessee		773,492

Texas — 9.6%
Education — 2.1%
Regents of the University of Texas Series A, Rev., 5.00%, 2/15/2024	35,000	39,478
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2028	130,000	153,062
Series E, Rev., 5.00%, 5/15/2030	170,000	197,844
University of Texas (The), Board of Regents, Financing System Series D, Rev., 5.00%, 8/15/2024	40,000	45,783
University of Texas, Board of Regents, Permanent University Fund Series A, Rev., 5.00%, 7/1/2024	85,000	97,013

		533,180

General Obligation — 4.2%
Allen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2032	55,000	62,474
City of Hutto GO, 5.00%, 8/1/2026	40,000	46,434
City of Pflugerville GO, 5.00%, 8/1/2026	25,000	29,158
City of San Marcos, Certificates of Obligation GO, 5.00%, 8/15/2031	270,000	310,281
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	28,197
County of Bexar, Certificates of Obligation Series A, GO, 5.00%, 6/15/2031	160,000	182,906
County of Bexar, Limited Tax GO, 5.00%, 6/15/2023	50,000	55,896
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	23,151
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	28,648

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
General Obligation — continued
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	46,640
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	28,428
North East Independent School District GO, PSF-GTD, 5.00%, 8/1/2025	20,000	23,102
Northside Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	65,000	74,163
Pearland Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	27,738
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	28,433
Sherman Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	29,348
State of Texas, Transportation Commission Mobility Series 2015-A, GO, 5.00%, 10/1/2024	50,000	57,262

		1,082,259

Transportation — 1.0%
Central Texas Regional Mobility Authority, Subordinated Lien Rev., 5.00%, 1/1/2030	200,000	220,786
Metropolitan Transit Authority of Harris County Series B, Rev., 5.00%, 11/1/2029	25,000	29,444

		250,230

Utility — 1.7%
City of Houston, Utility System Revenue Refunding Series D, Rev., 5.00%, 11/15/2030	45,000	52,967
City of San Antonio, Electric and Gas Systems
Series C, Rev., 3.00%, 12/1/2019(b)	50,000	50,545
Rev., 5.00%, 2/1/2028	100,000	118,501
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2020	30,000	31,275
Rev., 5.00%, 5/15/2035	155,000	174,696

		427,984

Water & Sewer — 0.6%
City of Amarillo, Waterworks and Sewer System Series A, Rev., 4.00%, 4/1/2025	25,000	27,358
City of San Antonio, Water System, Junior Lien Series A, Rev., 5.00%, 5/15/2025	25,000	28,795
North Texas Municipal Water District, Water System Rev., 5.00%, 6/1/2027	20,000	23,623
Trinity River Authority LLC, Tarrant County Water Project Rev., 5.00%, 2/1/2026	60,000	69,326

		149,102

Total Texas		2,442,755

Utah — 0.5%
Education — 0.2%
Utah State Board of Regents, University of Utah (The) Series A, Rev., 5.00%, 8/1/2031	40,000	46,606

Other Revenue — 0.1%
City of Park City Rev., 5.00%, 6/15/2022	30,000	32,799

Prerefunded — 0.1%
Utah State Board of Regents, University of Utah (The) Series B, Rev., 5.00%, 8/1/2023(c)	25,000	28,121

Water & Sewer — 0.1%
South Valley Water Reclamation Facility Rev., AGM, 5.00%, 2/15/2025	25,000	28,441

Total Utah		135,967

Virginia — 5.0%
Education — 0.5%
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017-C, Rev., 5.00%, 2/1/2024	65,000	73,780
Virginia Public School Authority Series 2015-A, Rev., 4.00%, 8/1/2020	50,000	51,656

		125,436

General Obligation — 1.3%
City of Richmond Series B, GO, 5.00%, 7/15/2027	175,000	208,873
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	29,847
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	102,219

		340,939

Housing — 0.1%
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	27,530

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Albermarle County Economic Development Authority, Public Facility Rev., 5.00%, 6/1/2019	25,000	25,382

Prerefunded — 0.2%
Virginia Commonwealth Transportation Board Series 2012-A, Rev., 4.00%, 3/15/2022(c)	35,000	37,115

Transportation — 0.6%
Virginia Commonwealth Transportation Board Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	100,000	111,596
Virginia Resources Authority, Infrastructure and State Moral Obligation Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	39,487

		151,083

Water & Sewer — 2.2%
Hampton Roads Sanitation District, Wastewater Series A, Rev., 5.00%, 10/1/2027	465,000	553,396

Total Virginia		1,260,881

Washington — 5.9%
Certificate of Participation/Lease — 0.2%
State of Washington Series 2015-C, COP, 5.00%, 1/1/2029	55,000	62,694

Education — 0.5%
University of Washington Rev., 5.00%, 4/1/2032	115,000	132,801

General Obligation — 3.6%
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	58,981
King County Public Hospital District No. 2, EvergreenHealth GO, 5.00%, 12/1/2031	105,000	117,180
King County School District No. 405 Bellevue, Credit Enhancement Program
GO, 5.00%, 12/1/2021	30,000	32,484
GO, 5.00%, 12/1/2026	20,000	23,619
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2031	225,000	259,213
King County School District No. 412 Shoreline, Unlimited Tax, Credit Enhancement Program GO, 5.00%, 12/1/2020	70,000	74,073
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 5.00%, 12/1/2023	50,000	56,540
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	52,212
Pasco School District No. 1, Franklin County, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	40,487
Pierce and King Counties School District No. 417 Fife GO, 4.00%, 12/1/2020	75,000	77,889
Pierce County, White River School District No. 416 GO, 5.00%, 12/1/2025	50,000	58,113
Snohomish County Edmonds School District No. 15 GO, 5.00%, 12/1/2025	25,000	29,122
Spokane County, Mead School District No. 354 GO, 5.00%, 12/1/2024	20,000	22,943
State of Washington, Various Purpose Series C, GO, 5.00%, 2/1/2038	25,000	28,105

		930,961

Hospital — 0.5%
Washington Health Care Facilities Authority, MultiCare Health System Series B, Rev., 5.00%, 8/15/2032	110,000	125,628

Other Revenue — 0.2%
Washington State Convention Center Public Facilities District Rev., 5.00%, 7/1/2032	35,000	40,191

Prerefunded — 0.1%
State of Washington, Various Purpose Series 2011-A, GO, 5.00%, 8/1/2020(c)	25,000	26,214

Transportation — 0.2%
Central Puget Sound Regional Transit Authority, Sales Tax Series S-1, Rev., 5.00%, 11/1/2024	30,000	34,467
Port of Seattle, Intermediate Lien Series B, Rev., 5.00%, 3/1/2022	30,000	32,599

		67,066

Utility — 0.5%
Energy Northwest, Electric
Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	29,046
Series A, Rev., 5.00%, 7/1/2028	55,000	64,994
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series A, Rev., 5.00%, 1/1/2023	25,000	27,648

		121,688

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Water & Sewer — 0.1%
City of Seattle, Wastewater System Improvement Rev., 5.00%, 8/1/2024	25,000	28,597

Total Washington		1,535,840

Wisconsin — 4.0%
General Obligation — 2.8%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	25,000	27,875
City of West Allis, Corporate Purpose Series A, GO, 4.00%, 4/1/2022(d)	475,000	498,750
State of Wisconsin
Series 3, GO, 5.00%, 11/1/2021	75,000	81,132
Series B, GO, 4.00%, 5/1/2023	40,000	43,003
Series 1, GO, 5.00%, 11/1/2024	40,000	45,942

		696,702

Industrial Development Revenue/Pollution Control Revenue — 0.3%
State of Wisconsin Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	40,721
Series A, Rev., 5.00%, 6/1/2026	20,000	23,581

		64,302

Prerefunded — 0.1%
State of Wisconsin Series C, GO, 4.00%, 5/1/2021(c)	25,000	26,106

Transportation — 0.8%
Wisconsin Department of Transportation Series 2, Rev., 5.00%, 7/1/2031	180,000	209,124

Total Wisconsin		996,234

TOTAL MUNICIPAL BONDS (Cost $24,603,428)		24,905,448

	Shares
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Institutional Tax Free Money Market Fund, Class IM Shares, 1.60%(e)(f)(Cost $747,050)	747,050	747,050

Total Investments — 101.3% (Cost $25,350,478)		25,652,498
Liabilities in Excess of Other Assets — (1.3%)		(334,525)

Net Assets — 100.0%		25,317,973

Percentages indicated are based on net assets.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
GAN	Grant Anticipation Notes
GO	General Obligation
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(c)	Security is prerefunded or escrowed to maturity.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2018.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$747,050	$24,905,448	$—	$25,652,498

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels for the period ended November 30, 2018.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 61.9%
Aerospace & Defense — 0.4%
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.29%), 2.91%, 5/11/2020(a)	834,000	835,163
Lockheed Martin Corp. 4.25%, 11/15/2019	8,237,000	8,316,006
Rockwell Collins, Inc. 5.25%, 7/15/2019	1,000,000	1,011,839
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.65%), 3.28%, 8/16/2021(a)	6,381,000	6,384,741

		16,547,749

Automobiles — 3.1%
BMW US Capital LLC (Germany) 1.50%, 4/11/2019(b)	7,438,000	7,393,005
1.45%, 9/13/2019(b)	12,245,000	12,080,080
(ICE LIBOR USD 3 Month + 0.37%), 2.98%, 8/14/2020(a)(b)	5,881,000	5,871,786
(ICE LIBOR USD 3 Month + 0.41%), 2.84%, 4/12/2021(a)(b)	1,910,000	1,899,495
Daimler Finance North America LLC (Germany) 2.25%, 7/31/2019(b)	4,070,000	4,038,578
1.75%, 10/30/2019(b)	1,000,000	984,163
2.30%, 1/6/2020(b)	8,299,000	8,191,739
2.25%, 3/2/2020(b)	13,300,000	13,098,808
(ICE LIBOR USD 3 Month + 0.39%), 2.97%, 5/4/2020(a)(b)	1,971,000	1,968,122
3.10%, 5/4/2020(b)	2,363,000	2,347,466
2.20%, 5/5/2020(b)	1,905,000	1,871,533
(ICE LIBOR USD 3 Month + 0.53%), 3.11%, 5/5/2020(a)(b)	3,495,000	3,490,013
(ICE LIBOR USD 3 Month + 0.43%), 3.05%, 2/12/2021(a)(b)	2,900,000	2,888,574
(ICE LIBOR USD 3 Month + 0.45%), 3.13%, 2/22/2021(a)(b)	2,100,000	2,090,958
General Motors Co. (ICE LIBOR USD 3 Month + 0.90%), 3.23%, 9/10/2021(a)	5,644,000	5,599,272
Nissan Motor Acceptance Corp. 2.00%, 3/8/2019(b)	800,000	797,738
1.55%, 9/13/2019(b)	3,196,000	3,152,424
2.25%, 1/13/2020(b)	15,977,000	15,739,198
(ICE LIBOR USD 3 Month + 0.58%), 3.02%, 1/13/2020(a)(b)	630,000	630,191
2.13%, 3/3/2020(b)	4,651,000	4,562,139
(ICE LIBOR USD 3 Month + 0.39%), 2.78%, 9/28/2020(a)(b)	4,850,000	4,839,438
(ICE LIBOR USD 3 Month + 0.52%), 2.85%, 3/15/2021(a)(b)	5,826,000	5,814,946
Volkswagen Group of America Finance LLC (Germany) 2.13%, 5/23/2019(b)	4,945,000	4,924,493
2.45%, 11/20/2019(b)	8,042,000	7,970,390
2.40%, 5/22/2020(b)	1,200,000	1,178,603
(ICE LIBOR USD 3 Month + 0.77%), 3.39%, 11/13/2020(a)(b)	8,000,000	7,980,927
(ICE LIBOR USD 3 Month + 0.94%), 3.56%, 11/12/2021(a)(b)	5,200,000	5,169,763

		136,573,842

Banks — 25.2%
ABN AMRO Bank NV (Netherlands) 1.80%, 9/20/2019(b)	31,928,000	31,542,054
2.45%, 6/4/2020(b)	6,402,000	6,304,421
(ICE LIBOR USD 3 Month + 0.41%), 2.86%, 1/19/2021(a)(b)	3,900,000	3,888,573
(ICE LIBOR USD 3 Month + 0.57%), 3.26%, 8/27/2021(a)(b)	5,978,000	5,973,158
ANZ New Zealand Int’l Ltd. (New Zealand) 2.25%, 2/1/2019(b)	1,760,000	1,758,086
2.60%, 9/23/2019(b)	1,590,000	1,581,525
(ICE LIBOR USD 3 Month + 1.01%), 3.52%, 7/28/2021(a)(b)	4,365,000	4,415,675
Australia & New Zealand Banking Group Ltd. (Australia) 2.25%, 6/13/2019	8,396,000	8,358,595
1.60%, 7/15/2019	2,785,000	2,759,418
2.05%, 9/23/2019	3,913,000	3,880,422
(ICE LIBOR USD 3 Month + 0.32%), 2.72%, 7/2/2020(a)(b)	3,000,000	3,000,135
(ICE LIBOR USD 3 Month + 0.32%), 2.92%, 11/9/2020(a)(b)	3,841,000	3,837,038
(ICE LIBOR USD 3 Month + 0.46%), 3.10%, 5/17/2021(a)(b)	2,300,000	2,293,514
(ICE LIBOR USD 3 Month + 0.99%), 3.31%, 6/1/2021(a)(b)	2,100,000	2,121,365
Bank of America Corp.
Series L, 2.60%, 1/15/2019	250,000	249,893
Series L, 2.25%, 4/21/2020	5,635,000	5,550,534

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Banks — continued
Bank of America NA (ICE LIBOR USD 3 Month + 0.25%), 2.96%, 8/28/2020(a)	10,470,000	10,431,648
Bank of Montreal (Canada) 1.50%, 7/18/2019	5,750,000	5,696,234
(ICE LIBOR USD 3 Month + 0.60%), 2.93%, 12/12/2019(a)	4,381,000	4,392,088
(ICE LIBOR USD 3 Month + 0.34%), 2.78%, 7/13/2020(a)	7,700,000	7,695,438
Series D, (ICE LIBOR USD 3 Month + 0.46%), 2.90%, 4/13/2021(a)	1,319,000	1,318,340
Bank of Nova Scotia (The) (Canada) 2.05%, 6/5/2019	7,913,000	7,875,204
1.65%, 6/14/2019	4,404,000	4,371,556
(ICE LIBOR USD 3 Month + 0.66%), 2.99%, 6/14/2019(a)	475,000	476,154
Banque Federative du Credit Mutuel SA (France) 2.75%, 1/22/2019(b)	715,000	714,785
1.90%, 3/28/2019(b)	6,903,000	6,876,113
2.00%, 4/12/2019(b)	21,661,000	21,573,375
(ICE LIBOR USD 3 Month + 0.49%), 2.96%, 7/20/2020(a)(b)	250,000	249,882
Barclays Bank plc (United Kingdom) 2.50%, 2/20/2019	1,581,000	1,578,698
5.13%, 1/8/2020	1,277,000	1,298,421
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 8/7/2020(a)	1,750,000	1,748,037
BB&T Corp. 2.45%, 1/15/2020	12,425,000	12,313,330
(ICE LIBOR USD 3 Month + 0.57%), 2.90%, 6/15/2020(a)	2,000,000	2,001,838
BNP Paribas SA (France) 2.45%, 3/17/2019	760,000	758,602
BNZ International Funding Ltd. (New Zealand) 2.35%, 3/4/2019(b)	10,575,000	10,555,777
2.40%, 2/21/2020(b)	2,895,000	2,858,402
(ICE LIBOR USD 3 Month + 0.70%), 3.35%, 2/21/2020(a)(b)	3,737,000	3,747,919
Branch Banking & Trust Co. 1.45%, 5/10/2019	1,902,000	1,890,008
2.10%, 1/15/2020	1,261,000	1,245,343
(ICE LIBOR USD 3 Month + 0.22%), 2.54%, 6/1/2020(a)	4,200,000	4,189,026
Capital One NA 2.40%, 9/5/2019	5,617,000	5,580,296
1.85%, 9/13/2019	13,286,000	13,138,503
2.35%, 1/31/2020	6,154,000	6,078,529
Citibank NA (ICE LIBOR USD 3 Month + 0.32%), 2.86%, 5/1/2020(a)	8,558,000	8,532,770
(ICE LIBOR USD 3 Month + 0.50%), 2.83%, 6/12/2020(a)	1,190,000	1,190,745
(ICE LIBOR USD 3 Month + 0.30%), 2.77%, 10/20/2020(a)	13,000,000	12,959,602
(ICE LIBOR USD 3 Month + 0.57%), 3.05%, 7/23/2021(a)	8,559,000	8,543,679
Citigroup, Inc. 2.50%, 7/29/2019	886,000	882,097
(ICE LIBOR USD 3 Month + 0.79%), 3.20%, 1/10/2020(a)	1,329,000	1,331,272
(ICE LIBOR USD 3 Month + 1.38%), 3.77%, 3/30/2021(a)	7,813,000	7,927,776
(ICE LIBOR USD 3 Month + 1.19%), 3.75%, 8/2/2021(a)	7,700,000	7,769,309
Citizens Bank NA 2.30%, 12/3/2018	750,000	750,000
2.50%, 3/14/2019	3,630,000	3,625,002
2.45%, 12/4/2019	3,817,000	3,784,031
2.25%, 3/2/2020	6,169,000	6,078,077
(ICE LIBOR USD 3 Month + 0.54%), 2.86%, 3/2/2020(a)	2,685,000	2,683,365
2.20%, 5/26/2020	2,500,000	2,451,674
(ICE LIBOR USD 3 Month + 0.57%), 3.26%, 5/26/2020(a)	1,900,000	1,899,446
Comerica, Inc. 2.13%, 5/23/2019	11,625,000	11,566,002
Commonwealth Bank of Australia (Australia) 2.25%, 3/13/2019	1,000,000	998,585
2.05%, 3/15/2019	1,455,000	1,451,822
2.30%, 9/6/2019	6,371,000	6,330,516
5.00%, 10/15/2019(b)	10,344,000	10,505,091
1.75%, 11/7/2019(b)	11,325,000	11,174,166
2.25%, 3/10/2020(b)	1,888,000	1,861,654
(ICE LIBOR USD 3 Month + 0.45%), 2.78%, 3/10/2020(a)(b)	680,000	680,838
2.30%, 3/12/2020	2,650,000	2,617,237
Compass Bank 2.75%, 9/29/2019	10,062,000	10,014,864
(ICE LIBOR USD 3 Month + 0.73%), 3.06%, 6/11/2021(a)	9,251,000	9,231,958
Cooperatieve Rabobank UA (Netherlands) 1.38%, 8/9/2019	9,260,000	9,155,921
2.25%, 1/14/2020	12,456,000	12,325,348
4.75%, 1/15/2020(b)	10,067,000	10,221,119
(ICE LIBOR USD 3 Month + 0.43%), 2.94%, 4/26/2021(a)	4,750,000	4,742,281

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Banks — continued
Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.63%, 0.63% Floor), 3.02%, 10/3/2021(a)	15,022,000	14,975,913
Credit Agricole SA (France) 2.75%, 6/10/2020(b)	13,800,000	13,621,718
(ICE LIBOR USD 3 Month + 0.97%), 3.30%, 6/10/2020(a)(b)	3,049,000	3,073,252
DBS Group Holdings Ltd. (Singapore) 2.25%, 7/16/2019(b)	14,760,000	14,651,269
(ICE LIBOR USD 3 Month + 0.49%), 2.82%, 6/8/2020(a)(b)	9,339,000	9,347,544
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.37%), 2.77%, 10/2/2020(a)(b)	7,000,000	6,987,355
Fifth Third Bancorp 2.30%, 3/1/2019	6,062,000	6,051,172
Fifth Third Bank 2.30%, 3/15/2019	6,168,000	6,156,851
1.63%, 9/27/2019	7,195,000	7,107,105
(ICE LIBOR USD 3 Month + 0.59%), 2.97%, 9/27/2019(a)	1,278,000	1,280,394
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 10/30/2020(a)	3,455,000	3,438,182
(ICE LIBOR USD 3 Month + 0.44%), 2.95%, 7/26/2021(a)	1,300,000	1,296,353
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.60%), 3.24%, 5/18/2021(a)	7,201,000	7,159,234
(ICE LIBOR USD 3 Month + 1.66%), 4.35%, 5/25/2021(a)	6,790,000	6,921,794
Huntington National Bank (The) 2.20%, 4/1/2019	5,000,000	4,988,231
2.38%, 3/10/2020	3,967,000	3,919,526
2.40%, 4/1/2020	3,086,000	3,043,489
KeyBank NA 1.60%, 8/22/2019	11,116,000	10,992,564
2.50%, 12/15/2019	9,321,000	9,251,713
2.25%, 3/16/2020	10,276,000	10,147,791
Lloyds Bank plc (United Kingdom) 2.05%, 1/22/2019	4,677,000	4,670,346
(ICE LIBOR USD 3 Month + 1.00%), 3.47%, 1/22/2019(a)	200,000	200,140
5.80%, 1/13/2020(b)	11,470,000	11,740,639
(ICE LIBOR USD 3 Month + 0.49%), 3.08%, 5/7/2021(a)	2,101,000	2,087,807
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.65%), 3.16%, 7/26/2021(a)	8,560,000	8,573,127
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019(b)	18,374,000	18,251,926
Mizuho Bank Ltd. (Japan) 2.45%, 4/16/2019(b)	2,575,000	2,568,757
2.65%, 9/25/2019(b)	8,809,000	8,780,280
2.40%, 3/26/2020(b)	12,580,000	12,424,477
MUFG Bank Ltd. (Japan) 2.30%, 3/10/2019(b)	6,600,000	6,586,289
2.35%, 9/8/2019(b)	14,049,000	13,962,683
2.30%, 3/5/2020(b)	4,390,000	4,327,921
National Australia Bank Ltd. (Australia) 2.40%, 12/9/2019(b)	3,000,000	2,976,398
2.25%, 1/10/2020	2,857,000	2,826,604
(ICE LIBOR USD 3 Month + 0.51%), 3.19%, 5/22/2020(a)(b)	23,959,000	23,990,314
(ICE LIBOR USD 3 Month + 0.35%), 2.78%, 1/12/2021(a)(b)	7,170,000	7,160,557
(ICE LIBOR USD 3 Month + 1.00%), 3.43%, 7/12/2021(a)(b)	4,490,000	4,541,074
National Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.60%), 3.05%, 1/17/2020(a)	5,030,000	5,044,536
Nordea Bank AB (Finland) 1.63%, 9/30/2019(b)	3,766,000	3,720,346
4.88%, 1/27/2020(b)	9,975,000	10,140,880
(ICE LIBOR USD 3 Month + 0.47%), 3.18%, 5/29/2020(a)(b)	4,461,000	4,464,274
PNC Bank NA 2.20%, 1/28/2019	1,190,000	1,188,747
1.95%, 3/4/2019	3,250,000	3,241,969
2.25%, 7/2/2019	5,334,000	5,311,299
1.45%, 7/29/2019	7,500,000	7,421,811
2.40%, 10/18/2019	6,922,000	6,881,861
(ICE LIBOR USD 3 Month + 0.25%), 2.72%, 1/22/2021(a)	1,000,000	994,022
Regions Bank (ICE LIBOR USD 3 Month + 0.38%), 2.78%, 4/1/2021(a)	4,950,000	4,908,764
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.71%), 3.15%, 4/15/2019(a)	665,000	666,289
1.50%, 7/29/2019	10,000,000	9,899,875
(ICE LIBOR USD 3 Month + 0.30%), 2.77%, 7/22/2020(a)	6,317,000	6,326,212
(ICE LIBOR USD 3 Month + 0.39%), 2.91%, 4/30/2021(a)	7,000,000	6,985,622
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	9,246,000	9,234,086
2.35%, 9/10/2019	10,103,000	10,040,941
(ICE LIBOR USD 3 Month + 0.62%), 2.94%, 6/1/2021(a)	2,800,000	2,788,044

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.66%), 3.28%, 11/15/2021(a)	5,788,000	5,751,478
Skandinaviska Enskilda Banken AB (Sweden) 2.38%, 3/25/2019(b)	8,714,000	8,693,714
1.50%, 9/13/2019	25,598,000	25,272,406
2.30%, 3/11/2020	3,330,000	3,283,918
(ICE LIBOR USD 3 Month + 0.43%), 3.07%, 5/17/2021(a)(b)	7,500,000	7,479,555
Societe Generale SA (France) (ICE LIBOR USD 3 Month + 1.33%), 3.74%, 4/8/2021(a)(b)	4,900,000	4,992,468
Standard Chartered plc (United Kingdom) 2.10%, 8/19/2019(b)	26,308,000	26,085,662
2.40%, 9/8/2019(b)	3,165,000	3,140,452
2.25%, 4/17/2020(b)	3,572,000	3,498,124
(ICE LIBOR USD 3 Month + 1.15%), 3.56%, 1/20/2023(a)(b)	10,500,000	10,420,452
Sumitomo Mitsui Banking Corp. (Japan) 2.25%, 7/11/2019	1,835,000	1,825,164
2.45%, 1/16/2020	14,747,000	14,598,033
2.51%, 1/17/2020	13,722,000	13,599,388
(ICE LIBOR USD 3 Month + 0.35%), 2.80%, 1/17/2020(a)	9,863,000	9,854,979
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.05%, 3/6/2019(b)	4,916,000	4,903,328
(ICE LIBOR USD 3 Month + 0.51%), 2.83%, 3/6/2019(a)(b)	1,383,000	1,384,065
1.95%, 9/19/2019(b)	2,432,000	2,407,697
2.05%, 10/18/2019(b)	4,798,000	4,749,961
(ICE LIBOR USD 3 Month + 0.91%), 3.35%, 10/18/2019(a)(b)	4,200,000	4,225,286
SunTrust Banks, Inc. 2.50%, 5/1/2019	10,233,000	10,212,171
Svenska Handelsbanken AB (Sweden) 2.25%, 6/17/2019	2,414,000	2,402,591
1.50%, 9/6/2019	11,103,000	10,976,588
(ICE LIBOR USD 3 Month + 0.49%), 2.81%, 9/6/2019(a)	4,811,000	4,816,724
5.13%, 3/30/2020(b)	17,779,000	18,176,236
(ICE LIBOR USD 3 Month + 0.47%), 3.16%, 5/24/2021(a)	4,075,000	4,073,664
Swedbank AB (Sweden) 2.38%, 2/27/2019(b)	7,613,000	7,601,284
2.20%, 3/4/2020(b)	250,000	246,386
Toronto-Dominion Bank (The) (Canada) 1.95%, 1/22/2019	650,000	649,147
1.45%, 8/13/2019	1,000,000	989,514
(ICE LIBOR USD 3 Month + 0.28%), 2.61%, 6/11/2020(a)	8,231,000	8,228,812
(ICE LIBOR USD 3 Month + 0.26%), 2.59%, 9/17/2020(a)	8,360,000	8,345,880
UBS Group Funding Switzerland AG (Switzerland) (ICE LIBOR USD 3 Month + 1.44%), 3.81%, 9/24/2020(a)(b)	17,549,000	17,848,757
US Bank NA (ICE LIBOR USD 3 Month + 0.15%), 2.84%, 5/24/2019(a)	250,000	249,941
(ICE LIBOR USD 3 Month + 0.32%), 2.83%, 4/26/2021(a)	1,331,000	1,329,134
Wells Fargo Bank NA 2.40%, 1/15/2020	20,734,000	20,559,985
(SOFRRATE + 0.48%), 2.72%, 3/25/2020(a)	9,220,000	9,189,675
(ICE LIBOR USD 3 Month + 0.51%), 2.99%, 10/22/2021(a)	12,251,000	12,203,711
Westpac Banking Corp. (Australia) 1.65%, 5/13/2019	8,050,000	7,998,762
1.60%, 8/19/2019	15,000,000	14,837,200
4.88%, 11/19/2019	6,687,000	6,791,972
2.15%, 3/6/2020	6,112,000	6,027,546
(ICE LIBOR USD 3 Month + 0.28%), 2.90%, 5/15/2020(a)	1,283,000	1,281,666
(ICE LIBOR USD 3 Month + 0.36%), 2.68%, 9/1/2020(a)(b)	450,000	449,421

		1,112,447,463

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 6.88%, 11/15/2019	5,773,000	5,957,177
Constellation Brands, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.21%, 11/15/2021(a)	7,392,000	7,341,799
Diageo Capital plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.24%), 2.88%, 5/18/2020(a)	1,715,000	1,713,984
Molson Coors Brewing Co. 1.90%, 3/15/2019	2,500,000	2,491,212
Suntory Holdings Ltd. (Japan) 2.55%, 9/29/2019(b)	2,023,000	2,008,522

		19,512,694

Biotechnology — 0.6%
Amgen, Inc. 1.90%, 5/10/2019	7,067,000	7,026,814
2.20%, 5/22/2019	20,186,000	20,096,869

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Biotechnology — continued
Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.22%), 2.56%, 3/20/2019(a)	195,000	195,029

		27,318,712

Capital Markets — 4.6%
Bank of New York Mellon Corp. (The) 2.30%, 9/11/2019	4,978,000	4,948,153
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019(b)	1,172,000	1,188,678
CPPIB Capital, Inc. (Canada) 1.25%, 9/20/2019(b)	4,798,000	4,740,251
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	3,500,000	3,487,205
Goldman Sachs Group, Inc. (The) 2.55%, 10/23/2019	7,000,000	6,951,819
2.30%, 12/13/2019	3,037,000	3,002,702
(ICE LIBOR USD 3 Month + 0.80%), 3.13%, 12/13/2019(a)	1,575,000	1,577,333
5.38%, 3/15/2020	2,287,000	2,339,330
(ICE LIBOR USD 3 Month + 1.16%), 3.64%, 4/23/2020(a)	7,445,000	7,489,365
(ICE LIBOR USD 3 Month + 1.20%), 3.53%, 9/15/2020(a)	1,900,000	1,917,200
(ICE LIBOR USD 3 Month + 0.73%), 3.11%, 12/27/2020(a)	5,444,000	5,444,924
(ICE LIBOR USD 3 Month + 1.77%), 4.46%, 2/25/2021(a)	5,144,000	5,259,742
ING Bank NV (Netherlands) 2.30%, 3/22/2019(b)	3,766,000	3,758,508
1.65%, 8/15/2019(b)	8,700,000	8,612,172
(ICE LIBOR USD 3 Month + 0.61%), 3.23%, 8/15/2019(a)(b)	4,370,000	4,377,079
2.50%, 10/1/2019(b)	10,911,000	10,855,409
(ICE LIBOR USD 3 Month + 0.69%), 3.09%, 10/1/2019(a)(b)	2,035,000	2,041,390
2.45%, 3/16/2020(b)	2,816,000	2,782,047
(ICE LIBOR USD 3 Month + 0.97%), 3.61%, 8/17/2020(a)(b)	6,025,000	6,071,866
Macquarie Bank Ltd. (Australia) 2.40%, 1/21/2020(b)	7,338,000	7,251,435
(ICE LIBOR USD 3 Month + 1.12%), 3.63%, 7/29/2020(a)(b)	2,094,000	2,116,908
Macquarie Group Ltd. (Australia) 7.63%, 8/13/2019(b)	1,572,000	1,617,019
6.00%, 1/14/2020(b)	17,507,000	17,954,881
Morgan Stanley 7.30%, 5/13/2019	3,350,000	3,410,488
2.38%, 7/23/2019	1,093,000	1,086,965
5.63%, 9/23/2019	15,704,000	15,986,955
5.50%, 1/26/2020	1,600,000	1,636,986
2.65%, 1/27/2020	5,922,000	5,872,893
(ICE LIBOR USD 3 Month + 1.14%), 3.65%, 1/27/2020(a)	4,000,000	4,033,238
Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 3.41%, 2/14/2020(a)	3,212,000	3,212,483
(ICE LIBOR USD 3 Month + 0.55%), 3.17%, 2/10/2021(a)	5,000,000	4,969,139
Nomura Holdings, Inc. (Japan) 2.75%, 3/19/2019	11,377,000	11,367,461
6.70%, 3/4/2020	7,946,000	8,264,669
UBS AG (Switzerland) 2.38%, 8/14/2019	25,875,000	25,722,260
2.20%, 6/8/2020(b)	2,895,000	2,839,213
USAA Capital Corp. 2.13%, 6/3/2019(b)	651,000	648,472

		204,836,638

Chemicals — 1.4%
Air Liquide Finance SA (France) 1.38%, 9/27/2019(b)	22,316,000	22,009,869
Dow Chemical Co. (The) 8.55%, 5/15/2019	11,009,000	11,269,890
DowDuPont, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.42%, 11/15/2020(a)	6,599,000	6,601,296
LyondellBasell Industries NV 5.00%, 4/15/2019	16,130,000	16,157,355
Nutrien Ltd. (Canada) 6.50%, 5/15/2019	6,260,000	6,352,420

		62,390,830

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 5.00%, 3/1/2020	5,601,000	5,712,193

Construction Materials — 0.1%
Martin Marietta Materials, Inc. (ICE LIBOR USD 3 Month + 0.65%), 3.33%, 5/22/2020(a)	5,627,000	5,639,946

Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland) 3.75%, 5/15/2019	4,050,000	4,053,003
American Express Co. (ICE LIBOR USD 3 Month + 0.53%), 3.17%, 5/17/2021(a)	3,354,000	3,349,539
(ICE LIBOR USD 3 Month + 0.60%), 3.20%, 11/5/2021(a)	7,500,000	7,487,850
American Express Credit Corp. 1.88%, 5/3/2019	3,923,000	3,904,082
(ICE LIBOR USD 3 Month + 0.49%), 3.11%, 8/15/2019(a)	3,303,000	3,306,096
1.70%, 10/30/2019	9,547,000	9,428,871
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 10/30/2019(a)	1,024,000	1,025,585

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Consumer Finance — continued
American Honda Finance Corp. 1.20%, 7/12/2019	10,000,000	9,888,081
Capital One Financial Corp. 2.45%, 4/24/2019	1,582,000	1,577,854
2.50%, 5/12/2020	3,500,000	3,448,118
(ICE LIBOR USD 3 Month + 0.76%), 3.38%, 5/12/2020(a)	7,750,000	7,772,657
Caterpillar Financial Services Corp. 2.10%, 6/9/2019	1,629,000	1,620,703
(ICE LIBOR USD 3 Month + 0.18%), 2.80%, 5/15/2020(a)	6,853,000	6,837,302
(ICE LIBOR USD 3 Month + 0.28%), 2.60%, 9/7/2021(a)	4,763,000	4,751,623
General Motors Financial Co., Inc. 2.40%, 5/9/2019	2,838,000	2,825,584
3.50%, 7/10/2019	1,097,000	1,097,616
3.15%, 1/15/2020	6,081,000	6,039,550
(ICE LIBOR USD 3 Month + 0.93%), 3.37%, 4/13/2020(a)	2,368,000	2,366,066
HSBC USA, Inc. 2.25%, 6/23/2019	8,668,000	8,624,094
2.38%, 11/13/2019	8,826,000	8,754,993
2.35%, 3/5/2020	6,500,000	6,416,010
ICBCIL Finance Co. Ltd. (China) 2.38%, 5/19/2019(b)	1,595,000	1,585,414
John Deere Capital Corp. 1.70%, 1/15/2020	5,495,000	5,410,185
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.82%, 11/13/2020(a)	11,340,000	11,337,800
(ICE LIBOR USD 3 Month + 0.26%), 2.88%, 5/10/2021(a)	879,000	879,256
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.20%), 2.75%, 6/3/2020(a)	3,500,000	3,484,065

		127,271,997

Diversified Financial Services — 0.9%
AIG Global Funding 1.95%, 10/18/2019(b)	2,306,000	2,282,492
(ICE LIBOR USD 3 Month + 0.48%), 2.88%, 7/2/2020(a)(b)	3,956,000	3,961,247
Boeing Capital Corp. 4.70%, 10/27/2019	3,910,000	3,976,752
Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.85%, 10/30/2020(a)(b)	700,000	699,041
National Rural Utilities Cooperative Finance Corp. 1.65%, 2/8/2019	3,505,000	3,496,565
2.00%, 1/27/2020	2,787,000	2,749,083
(ICE LIBOR USD 3 Month + 0.38%), 2.77%, 6/30/2021(a)	7,159,000	7,162,344
Nationwide Building Society (United Kingdom) 2.35%, 1/21/2020(b)	9,799,000	9,659,776
Siemens Financieringsmaatschappij NV (Germany) (ICE LIBOR USD 3 Month + 0.34%), 2.67%, 3/16/2020(a)(b)	4,036,000	4,037,827

		38,025,127

Diversified Telecommunication Services — 1.8%
AT&T, Inc. 5.80%, 2/15/2019	3,370,000	3,389,108
British Telecommunications plc (United Kingdom) 2.35%, 2/14/2019	12,679,000	12,655,709
Deutsche Telekom International Finance BV (Germany) 6.00%, 7/8/2019	2,048,000	2,082,115
1.50%, 9/19/2019(b)	1,855,000	1,829,507
(ICE LIBOR USD 3 Month + 0.45%), 2.79%, 9/19/2019(a)(b)	4,490,000	4,498,147
2.23%, 1/17/2020(b)	4,909,000	4,850,180
(ICE LIBOR USD 3 Month + 0.58%), 3.03%, 1/17/2020(a)(b)	3,009,000	3,015,766
Orange SA (France) 2.75%, 2/6/2019	11,817,000	11,807,308
5.38%, 7/8/2019	14,821,000	15,013,046
1.63%, 11/3/2019	8,493,000	8,359,550
SES GLOBAL Americas Holdings GP (Luxembourg) 2.50%, 3/25/2019(b)	4,371,000	4,358,388
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.20%, 5/22/2020(a)	5,434,000	5,445,734

		77,304,558

Electric Utilities — 2.3%
Alabama Power Co. Series Z, 5.13%, 2/15/2019	3,159,000	3,171,708
Arizona Public Service Co. 8.75%, 3/1/2019	1,998,000	2,025,210
Duke Energy Florida LLC 2.10%, 12/15/2019	331,875	329,985
1.85%, 1/15/2020	2,325,000	2,290,309
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	1,373,000	1,383,918
Duke Energy Progress LLC 5.30%, 1/15/2019	4,842,000	4,854,574
Eversource Energy 4.50%, 11/15/2019	4,818,000	4,869,215
Kansas City Power & Light Co. Series 09A, 7.15%, 4/1/2019	2,403,000	2,437,735

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Electric Utilities — continued
Metropolitan Edison Co. 7.70%, 1/15/2019	1,392,000	1,399,269
MidAmerican Energy Co. 2.40%, 3/15/2019	2,399,000	2,394,683
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 3.03%, 3/27/2020(a)	2,849,000	2,849,199
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	5,902,000	5,888,389
(ICE LIBOR USD 3 Month + 0.55%), 3.26%, 8/28/2021(a)	12,660,000	12,668,253
Niagara Mohawk Power Corp. 4.88%, 8/15/2019(b)	8,505,000	8,591,435
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019	11,509,000	11,450,520
Progress Energy, Inc. 7.05%, 3/15/2019	6,603,000	6,676,487
Public Service Co. of Oklahoma 5.15%, 12/1/2019	1,673,000	1,706,231
Public Service Electric & Gas Co. Series I, 1.80%, 6/1/2019	5,631,000	5,592,533
State Grid Overseas Investment Ltd. (China) 2.75%, 5/7/2019(b)	12,372,000	12,340,193
Virginia Electric & Power Co. 5.00%, 6/30/2019	4,973,000	5,026,062
Wisconsin Power & Light Co.
5.00%, 7/15/2019	3,338,000	3,380,358
4.60%, 6/15/2020	1,368,000	1,392,298

		102,718,564

Electrical Equipment — 0.0%(c)
Emerson Electric Co. 5.00%, 4/15/2019	1,245,000	1,254,268

Energy Equipment & Services — 0.0%(c)
Schlumberger Holdings Corp. 2.35%, 12/21/2018(b)	600,000	599,830

Entertainment — 0.1%
NBCUniversal Enterprise, Inc. 1.97%, 4/15/2019(b)	2,370,000	2,360,454

Equity Real Estate Investment Trusts (REITs) — 1.2%
ERP Operating LP 2.38%, 7/1/2019	1,889,000	1,878,974
HCP, Inc. 2.63%, 2/1/2020	18,164,000	17,983,020
Scentre Group Trust 1 (Australia) 2.38%, 11/5/2019(b)	10,902,000	10,787,085
VEREIT Operating Partnership LP 3.00%, 2/6/2019	6,325,000	6,321,822
WEA Finance LLC (France) 2.70%, 9/17/2019(b)	10,346,000	10,298,077
Welltower, Inc. 4.13%, 4/1/2019	5,273,000	5,276,724

		52,545,702

Food & Staples Retailing — 0.8%
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019(b)	11,543,000	11,415,178
(ICE LIBOR USD 3 Month + 0.50%), 2.83%, 12/13/2019(a)(b)	4,800,000	4,799,223
Kroger Co. (The)
1.50%, 9/30/2019	9,361,000	9,223,587
6.15%, 1/15/2020	7,740,000	7,969,315
Walmart, Inc.
(ICE LIBOR USD 3 Month + 0.04%), 2.41%, 6/23/2020(a)	3,899,000	3,896,739

		37,304,042

Food Products — 0.6%
Conagra Brands, Inc. (ICE LIBOR USD 3 Month + 0.75%), 3.22%, 10/22/2020(a)	13,830,000	13,802,052
General Mills, Inc. 5.65%, 2/15/2019	2,050,000	2,058,753
Mondelez International Holdings Netherlands BV (ICE LIBOR USD 3 Month + 0.61%), 3.12%, 10/28/2019(a)(b)	6,000,000	6,007,152
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 3.16%, 5/30/2019(a)	697,000	697,067
2.65%, 8/15/2019	2,000,000	1,989,239
(ICE LIBOR USD 3 Month + 0.55%), 2.87%, 6/2/2020(a)	1,372,000	1,372,567

		25,926,830

Gas Utilities — 0.0%(c)
Atmos Energy Corp. 8.50%, 3/15/2019	440,000	446,636

Health Care Equipment & Supplies — 0.0%(c)
Zimmer Biomet Holdings, Inc. (ICE LIBOR USD 3 Month + 0.75%), 3.09%, 3/19/2021(a)	1,050,000	1,046,524

Health Care Providers & Services — 0.6%
Cardinal Health, Inc. 1.95%, 6/14/2019	5,946,000	5,903,981
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.96%, 3/9/2020(a)	12,450,000	12,459,296
3.13%, 3/9/2020	4,650,000	4,626,049
Express Scripts Holding Co. 2.25%, 6/15/2019	1,143,000	1,137,747

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
(ICE LIBOR USD 3 Month + 0.75%), 3.46%, 11/30/2020(a)	2,500,000	2,500,113

		26,627,186

Independent Power and Renewable Electricity Producers — 0.5%
Exelon Generation Co. LLC
5.20%, 10/1/2019	11,471,000	11,649,142
2.95%, 1/15/2020	11,755,000	11,680,710

		23,329,852

Industrial Conglomerates — 0.4%
Hutchison Whampoa International Ltd. (Hong Kong)
7.63%, 4/9/2019(b)	14,015,000	14,221,110
5.75%, 9/11/2019(b)	1,826,000	1,861,269

		16,082,379

Insurance — 5.2%
AIA Group Ltd. (Hong Kong) 2.25%, 3/11/2019(b)	10,464,000	10,431,169
(ICE LIBOR USD 3 Month + 0.52%), 2.86%, 9/20/2021(a)(b)	10,683,000	10,688,973
American International Group, Inc. 2.30%, 7/16/2019	14,153,000	14,071,148
Athene Global Funding 2.75%, 4/20/2020(b)	5,608,000	5,534,885
(ICE LIBOR USD 3 Month + 1.14%), 3.61%, 4/20/2020(a)(b)	6,795,000	6,847,450
Berkshire Hathaway Finance Corp. (ICE LIBOR USD 3 Month + 0.32%), 2.73%, 1/10/2020(a)	7,157,000	7,163,306
Jackson National Life Global Funding 2.30%, 4/16/2019(b)	2,050,000	2,044,682
(ICE LIBOR USD 3 Month + 0.30%), 2.81%, 4/27/2020(a)(b)	7,309,000	7,305,479
(ICE LIBOR USD 3 Month + 0.30%), 2.74%, 10/15/2020(a)(b)	17,022,000	17,031,851
(ICE LIBOR USD 3 Month + 0.48%), 2.81%, 6/11/2021(a)(b)	3,446,000	3,437,612
MassMutual Global Funding II 1.55%, 10/11/2019(b)	5,428,000	5,359,639
Metropolitan Life Global Funding I
1.55%, 9/13/2019(b)	4,212,000	4,163,059
1.75%, 9/19/2019(b)	950,000	940,350
(ICE LIBOR USD 3 Month + 0.22%), 2.56%, 9/19/2019(a)(b)	5,759,000	5,757,010
2.00%, 4/14/2020(b)	1,125,000	1,105,507
(ICE LIBOR USD 3 Month + 0.40%), 2.73%, 6/12/2020(a)(b)	250,000	250,082
(SOFRRATE + 0.57%), 2.81%, 9/7/2020(a)(b)	12,000,000	11,953,677
New York Life Global Funding
2.15%, 6/18/2019(b)	1,075,000	1,069,744
1.50%, 10/24/2019(b)	4,625,000	4,556,110
(ICE LIBOR USD 3 Month + 0.32%), 2.91%, 8/6/2021(a)(b)	2,017,000	2,014,013
Pricoa Global Funding I
2.20%, 5/16/2019(b)	664,000	661,693
1.45%, 9/13/2019(b)	1,242,000	1,225,742
Principal Life Global Funding II
1.50%, 4/18/2019(b)	17,874,000	17,775,435
2.38%, 9/11/2019(b)	1,624,000	1,612,609
2.15%, 1/10/2020(b)	15,320,000	15,114,290
Protective Life Global Funding
1.72%, 4/15/2019(b)	8,498,000	8,455,813
1.56%, 9/13/2019(b)	10,119,000	9,994,481
2.26%, 4/8/2020(b)	12,299,000	12,113,565
(ICE LIBOR USD 3 Month + 0.37%), 2.81%, 7/13/2020(a)(b)	10,380,000	10,378,077
Reliance Standard Life Global Funding II
2.50%, 4/24/2019(b)	16,444,000	16,392,954
2.50%, 1/15/2020(b)	8,398,000	8,298,503
Suncorp-Metway Ltd. (Australia) 2.10%, 5/3/2019(b)	890,000	886,031
WR Berkley Corp. 6.15%, 8/15/2019	4,925,000	5,024,326

		229,659,265

Interactive Media & Services — 0.6%
Tencent Holdings Ltd. (China)
3.38%, 5/2/2019(b)	22,847,000	22,845,990
2.88%, 2/11/2020(b)	1,659,000	1,650,398

		24,496,388

IT Services — 0.2%
DXC Technology Co.
(ICE LIBOR USD 3 Month + 0.95%), 3.27%, 3/1/2021(a)	577,000	575,768
Western Union Co. (The) 3.35%, 5/22/2019	7,913,000	7,905,044
(ICE LIBOR USD 3 Month + 0.80%), 3.45%, 5/22/2019(a)	810,000	810,539

		9,291,351

Machinery — 0.1%
Illinois Tool Works, Inc. 6.25%, 4/1/2019	2,524,000	2,551,318

Media — 0.8%
Comcast Corp.
5.70%, 7/1/2019	3,738,000	3,792,216
5.15%, 3/1/2020	4,421,000	4,522,700

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Media — continued
(ICE LIBOR USD 3 Month + 0.33%), 2.74%, 10/1/2020(a)	12,934,000	12,927,533
Omnicom Group, Inc. 6.25%, 7/15/2019	12,078,000	12,297,964

		33,540,413

Multiline Retail — 0.3%
Dollar Tree, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.15%, 4/17/2020(a)	14,311,000	14,311,286

Multi-Utilities — 0.8%
Consolidated Edison Co. of New York, Inc.
7.13%, 12/1/2018	850,000	850,000
6.65%, 4/1/2019	1,655,000	1,674,004
Series C, (ICE LIBOR USD 3 Month + 0.40%), 2.77%, 6/25/2021(a)	2,131,000	2,129,604
Dominion Energy, Inc. 1.88%, 12/15/2018(b)	135,000	134,936
Series A, 1.88%, 1/15/2019	2,400,000	2,396,328
Series B, 1.60%, 8/15/2019	7,881,000	7,789,243
DTE Energy Co.
1.50%, 10/1/2019	9,827,000	9,682,078
2.40%, 12/1/2019	3,111,000	3,080,139
Sempra Energy 9.80%, 2/15/2019	221,000	223,785
1.63%, 10/7/2019	1,664,000	1,636,589
2.40%, 2/1/2020	2,911,000	2,858,040
(ICE LIBOR USD 3 Month + 0.50%), 2.94%, 1/15/2021(a)	772,000	765,827
(ICE LIBOR USD 3 Month + 0.45%), 2.78%, 3/15/2021(a)	1,081,000	1,076,758

		34,297,331

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp. 4.95%, 3/3/2019	3,456,000	3,472,901
Enable Midstream Partners LP 2.40%, 5/15/2019(d)	1,500,000	1,490,769
Enbridge, Inc. (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.81%, 1/10/2020(a)	7,500,000	7,471,421
Enterprise Products Operating LLC
Series N, 6.50%, 1/31/2019	9,412,000	9,455,671
2.55%, 10/15/2019	1,038,000	1,032,097
5.25%, 1/31/2020	5,438,000	5,539,482
EOG Resources, Inc.
5.63%, 6/1/2019	22,531,000	22,775,245
2.45%, 4/1/2020	5,921,000	5,843,236
Magellan Midstream Partners LP 6.55%, 7/15/2019	7,531,000	7,662,522
ONEOK Partners LP 8.63%, 3/1/2019	4,139,000	4,190,156
Phillips 66
(ICE LIBOR USD 3 Month + 0.75%), 3.19%, 4/15/2020(a)(b)	410,000	410,082
(ICE LIBOR USD 3 Month + 0.60%), 3.29%, 2/26/2021(a)	1,000,000	997,792
Spectra Energy Partners LP (ICE LIBOR USD 3 Month + 0.70%), 3.02%, 6/5/2020(a)	3,942,000	3,945,942
Total Capital International SA (France) (ICE LIBOR USD 3 Month + 0.35%), 2.69%, 6/19/2019(a)	441,000	441,253
TransCanada PipeLines Ltd. (Canada) 3.13%, 1/15/2019	1,552,000	1,551,206
7.13%, 1/15/2019	6,619,000	6,648,754
2.13%, 11/15/2019	1,513,000	1,495,523

		84,424,052

Pharmaceuticals — 0.1%
Allergan Funding SCS 2.45%, 6/15/2019	3,336,000	3,326,009
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 2.96%, 5/14/2021(a)	3,393,000	3,386,212

		6,712,221

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	2,905,000	2,943,737
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	2,239,000	2,278,802
ERAC USA Finance LLC 2.35%, 10/15/2019(b)	7,681,000	7,611,020
Ryder System, Inc.
2.55%, 6/1/2019	9,925,000	9,887,444
2.45%, 9/3/2019	3,407,000	3,382,596

		26,103,599

Technology Hardware, Storage & Peripherals — 0.0%(c)
Apple, Inc. (ICE LIBOR USD 3 Month + 0.20%), 2.79%, 2/7/2020(a)	400,000	400,382

Thrifts & Mortgage Finance — 0.8%
BPCE SA (France)
2.50%, 7/15/2019	22,087,000	21,984,517
2.25%, 1/27/2020	12,862,000	12,683,025

		34,667,542

Tobacco — 0.7%
Altria Group, Inc. 9.25%, 8/6/2019	2,406,000	2,506,370
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.59%), 3.20%, 8/14/2020(a)	1,800,000	1,796,940

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Tobacco — continued
Philip Morris International, Inc.
1.38%, 2/25/2019	5,000,000	4,978,282
2.00%, 2/21/2020	9,140,000	8,997,905
Reynolds American, Inc. (United Kingdom) 8.13%, 6/23/2019	12,777,000	13,081,717

		31,361,214

Trading Companies & Distributors — 0.7%
Air Lease Corp. 3.38%, 1/15/2019	1,337,000	1,337,215
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 3.67%, 6/1/2021(a)(b)	15,000,000	15,003,562
(ICE LIBOR USD 3 Month + 0.67%), 3.19%, 7/30/2021(a)(b)	6,254,000	6,254,991
BOC Aviation Ltd. (Singapore) (ICE LIBOR USD 3 Month + 1.05%), 3.61%, 5/2/2021(a)(b)	4,090,000	4,114,079
International Lease Finance Corp. 5.88%, 4/1/2019	5,607,000	5,647,878

		32,357,725

Transportation Infrastructure — 0.1%
Central Nippon Expressway Co. Ltd. (Japan) 2.17%, 8/5/2019(e)	2,595,000	2,576,887

Water Utilities — 0.2%
United Utilities plc (United Kingdom) 5.38%, 2/1/2019	7,055,000	7,081,182

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV (Mexico)
5.00%, 10/16/2019	13,389,000	13,549,132
5.00%, 3/30/2020	20,160,000	20,455,949

		34,005,081

TOTAL CORPORATE BONDS (Cost $2,736,547,144)		2,731,661,253

ASSET-BACKED SECURITIES — 10.3%
Allegro CLO II-S Ltd. (Cayman Islands) Series 2014-1RA, Class X, 2.80%, 10/21/2028(b)(f)	1,000,000	1,000,000
ALM VI Ltd. (Cayman Islands) Series 2012-6A, Class X, 3.04%, 7/15/2026‡(b)(f)	1,210,000	1,210,000
Americredit Automobile Receivables Trust
Series 2018-1, Class A2A, 2.71%, 7/19/2021	1,005,852	1,004,018
Series 2018-2, Class A2A, 2.86%, 11/18/2021	8,867,000	8,846,280
Series 2018-3, Class A2A, 3.22%, 1/18/2022	9,196,000	9,196,296
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class C, 2.58%, 9/8/2020	51,613	51,596
Series 2017-2, Class A2A, 1.65%, 9/18/2020	53,065	52,972
Series 2016-3, Class A3, 1.46%, 5/10/2021	176,226	175,352
Series 2017-4, Class A2A, 1.83%, 5/18/2021	175,463	174,811
Series 2016-4, Class A3, 1.53%, 7/8/2021	468,411	465,901
Anchorage Capital CLO Ltd.
(Cayman Islands) Series 2013-1A, Class X, 3.09%, 10/13/2030‡(b)(f)	741,710	741,339
Apidos CLO (Cayman Islands) Series 2015-21A, Class A1R, 3.37%, 7/18/2027(b)(f)	4,745,000	4,739,652
ARES XLVI CLO Ltd. Series 2017-46A, Class X, 3.04%, 1/15/2030‡(b)(f)	187,500	187,491
Ares XXVII CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR, 3.41%, 7/28/2029‡(b)(f)	271,875	271,861
Ares XXXVR CLO Ltd. Series 2015-35RA, Class X, 3.09%, 7/15/2030(b)(f)	1,225,000	1,224,939
Atrium XV (Cayman Islands) Series 15A, Class X, 3.45%, 1/23/2031(b)(f)(g)	2,230,000	2,230,000
Avery Point III CLO Ltd. (Cayman Islands)
Series 2013-3A, Class AR, 3.57%, 1/18/2025(b)(f)	781,638	781,230
Avery Point VI CLO Ltd. (Cayman Islands)
Series 2015-6A, Class AR, 3.63%, 8/5/2027(b)(f)	7,156,000	7,119,433
Battalion CLO VII Ltd.
(Cayman Islands) Series 2014-7A, Class XRR, 3.35%, 7/17/2028‡(b)(f)	4,750,000	4,749,763
Battalion CLO XI Ltd. (Cayman Islands) Series 2017-11A, Class X, 3.29%, 10/24/2029(b)(f)	1,900,000	1,899,050
Benefit Street Partners CLO II Ltd.
(Cayman Islands) Series 2013-IIA, Class X, 4.14%, 7/15/2029‡(b)(f)	189,063	188,968
Benefit Street Partners CLO XI (Cayman Islands)
Series 2017-11A, Class X, 3.44%, 4/15/2029‡(b)(f)	262,500	262,487
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class AR2, 3.70%, 11/20/2028(b)(f)	12,750,000	12,750,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
Series 2014-2A, Class X, 3.07%, 10/20/2030(b)(f)	3,000,000	3,000,000
Series 2016-3A, Class X, 3.26%, 11/15/2030(b)(f)	2,700,000	2,700,000
Capital Auto Receivables Asset Trust
Series 2015-2, Class C, 2.67%, 8/20/2020	365,000	364,553
Series 2018-2, Class A2, 3.02%, 2/22/2021(b)	8,933,000	8,931,153
CarMax Auto Owner Trust
Series 2017-3, Class A2A, 1.64%, 9/15/2020	82,924	82,690
Series 2018-3, Class A2A, 2.88%, 10/15/2021	6,335,000	6,318,225
CBAM Ltd. (Cayman Islands) Series 2017-3A, Class X, 3.15%, 10/17/2029(b)(f)	3,500,000	3,500,000
CIFC Funding Ltd. (Cayman Islands)
Series 2016-1A, Class A, 3.95%, 10/21/2028(b)(f)	8,490,000	8,497,106
Series 2013-1A, Class X, 3.29%, 7/16/2030(b)(f)	679,095	679,061
Series 2014-1A, Class X, 3.04%, 1/18/2031(b)(f)	1,071,429	1,071,429
Series 2013-3RA, Class X, 3.14%, 4/24/2031(b)(f)	3,500,000	3,498,250
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6, 2.15%, 7/15/2021	15,000,000	14,927,144
Clear Creek CLO Ltd. (Cayman Islands) Series 2015-1A, Class X, 3.47%, 10/20/2030‡(b)(f)	206,250	206,147
Colombia Cent CLO Ltd. (Cayman Islands) Series 2018-27A, Class X, 3.19%, 10/25/2028(b)(f)	2,150,000	2,150,000
Denali Capital CLO XII Ltd. (Cayman Islands) Series 2016-1A, Class X, 2.99%, 4/15/2031‡(b)(f)	675,000	674,663
Discover Card Execution Note Trust Series 2016-A4, Class A4, 1.39%, 3/15/2022	7,153,000	7,059,753
Drive Auto Receivables Trust
Series 2018-2, Class A2, 2.64%, 9/15/2020	597,825	597,568
Series 2017-3, Class B, 2.30%, 5/17/2021	99,468	99,298
Series 2018-2, Class A3, 2.88%, 6/15/2021	540,000	539,768
Series 2018-5, Class A2A, 3.21%, 7/15/2021	13,994,000	13,991,200
Series 2018-3, Class A3, 3.01%, 11/15/2021	3,333,000	3,326,431
Dryden 30 Senior Loan Fund (Cayman Islands)
Series 2013-30A, Class X, 3.21%, 11/15/2028‡(b)(f)	200,000	199,990
Series 2013-30A, Class AR, 3.43%, 11/15/2028(b)(f)	450,000	445,317
Dryden 50 Senior Loan Fund (Cayman Islands) Series 2017-50A, Class X, 3.24%, 7/15/2030‡(b)(f)	210,000	209,895
Dryden 61 CLO Ltd. (Cayman Islands) Series 2018-61A, Class X, 3.14%, 1/17/2032(b)(f)	4,500,000	4,500,000
Ford Credit Auto Owner Trust
Series 2014-1, Class A, 2.26%, 11/15/2025(b)	11,349,000	11,312,875
Series 2015-1, Class A, 2.12%, 7/15/2026(b)	5,224,000	5,160,172
Galaxy XVIII CLO Ltd. (Cayman Islands) Series 2018-28A, Class X, 2.99%, 7/15/2031(b)(f)	5,500,000	5,499,725
Galaxy XXI CLO Ltd. (Cayman Islands) Series 2015-21A, Class X, 2.97%, 4/20/2031‡(b)(f)	625,000	624,969
GE Capital Credit Card Master Note Trust Series 2012-7, Class A, 1.76%, 9/15/2022	20,921,000	20,707,135
GT Loan Financing I Ltd. (Cayman Islands) Series 2013-1A, Class XR, 3.17%, 7/28/2031(b)(f)	1,500,000	1,500,000
Honda Auto Receivables Owner Trust Series 2018-3, Class A2, 2.67%, 12/22/2020	10,090,000	10,063,888
ICG US CLO Ltd. (Cayman Islands)
Series 2017-2A, Class X, 3.28%, 10/23/2029(b)(f)	742,857	742,820
Series 2014-1A, Class X, 3.12%, 1/20/2030(b)(f)	1,100,000	1,099,450
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 3.24%, 1/16/2028(b)(f)	2,000,000	1,994,688
Series 11, Class X, 3.04%, 1/15/2031‡(b)(f)	975,000	974,513
KREF Ltd. Series 2018-FL1, Class A, 3.40%, 6/15/2036(b)(f)	5,000,000	4,999,740
KVK CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 3.09%, 1/14/2028‡(b)(f)	1,928,500	1,928,500
LCM XVI LP (Cayman Islands)
Series 16A, Class AR, 3.47%, 7/15/2026(b)(f)	461,732	461,732
Series 16A, Class XR, 3.10%, 10/15/2031(b)(f)	7,450,000	7,450,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
LCM XX LP (Cayman Islands) Series 20A, Class AR, 3.38%, 10/20/2027(b)(f)	8,000,000	7,970,400
Magnetite IX Ltd. (Cayman Islands) Series 2014-9A, Class A1R, 3.49%, 7/25/2026(b)(f)	13,843,740	13,841,746
Magnetite VII Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 3.24%, 1/15/2028(b)(f)	12,000,000	11,835,816
Magnetite XI Ltd. (Cayman Islands) Series 2014-11A, Class A1R, 3.56%, 1/18/2027(b)(f)	8,650,000	8,645,493
MP CLO IV Ltd. (Cayman Islands) Series 2013-2A, Class X, 3.44%, 7/25/2029(b)(f)	1,425,000	1,424,288
Neuberger Berman CLO XIV Ltd. (Cayman Islands)
Series 2013-14A, Class AR, 3.76%, 1/28/2030(b)(f)	5,000,000	5,003,820
Neuberger Berman CLO XIX Ltd. (Cayman Islands)
Series 2015-19A, Class A1R2, 3.24%, 7/15/2027(b)(f)	2,780,000	2,770,242
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands)
Series 2017-16SA, Class X, 3.04%, 1/15/2028(b)(f)	100,000	99,995
Series 2017-16SA, Class A, 3.29%, 1/15/2028(b)(f)	724,000	719,558
Oak Hill Credit Partners (Cayman Islands)
Series 2014-10RA, Class X, 0.00%, 12/12/2030(b)(f)(g)	4,150,000	4,150,000
Oak Hill Credit Partners X Ltd. (Cayman Islands)
Series 2014-10A, Class AR, 3.60%, 7/20/2026(b)(f)	1,041,468	1,041,468
Oak Hill Credit Partners XII Ltd.
Series 2015-12A, Class XR, 3.13%, 7/23/2030(b)(f)	5,425,000	5,425,000
OCP CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 3.30%, 4/17/2027(b)(f)	15,915,000	15,859,966
Series 2015-9A, Class A1R, 3.24%, 7/15/2027(b)(f)	3,285,000	3,270,530
Series 2016-12A, Class A1R, 3.56%, 10/18/2028(b)(f)	10,420,000	10,380,987
Octagon Investment Partners 24 Ltd. (Cayman Islands)
Series 2015-1A, Class A1R, 3.54%, 5/21/2027(b)(f)	20,323,000	20,270,932
Octagon Investment Partners 25 Ltd. (Cayman Islands)
Series 2015-1A, Class AR, 3.27%, 10/20/2026(b)(f)	13,000,000	12,916,852
Octagon Investment Partners 28 Ltd. (Cayman Islands)
Series 2016-1A, Class XR, 3.36%, 10/24/2030(b)(f)	1,430,000	1,430,000
Octagon Investment Partners XVII Ltd. (Cayman Islands)
Series 2013-1A, Class X, 3.09%, 1/25/2031‡(b)(f)	1,099,116	1,099,061
Octagon Investment Partners XX Ltd. (Cayman Islands)
Series 2014-1A, Class AR, 3.75%, 8/12/2026(b)(f)	6,063,105	6,062,911
OHA Credit Funding 1 Ltd. (Cayman Islands) Series 2018-1A, Class X, 3.29%, 10/20/2030(b)(f)	2,000,000	2,000,000
OHA Loan Funding Ltd. (Cayman Islands) Series 2013-2A, Class X, 3.28%, 5/23/2031‡(b)(f)	1,725,000	1,724,138
Regatta XIII Funding Ltd. (Cayman Islands) Series 2018-2A, Class X, 2.98%, 7/15/2031(b)(f)	5,650,000	5,649,718
Regatta XV Funding Ltd. (Cayman Islands) Series 2018-4A, Class X, 3.14%, 10/25/2031(b)(f)	5,300,000	5,300,000
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3, 1.87%, 12/15/2020	79,942	79,900
Series 2018-4, Class A2, 2.73%, 3/15/2021	3,045,000	3,041,175
Shackleton CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 3.39%, 10/20/2027(b)(f)	13,016,500	13,015,420
Series 2014-6RA, Class A, 3.36%, 7/17/2028(b)(f)	6,375,000	6,305,697
Symphony CLO V Ltd. (Cayman Islands) Series 2007-5A, Class A1, 3.19%, 1/15/2024(b)(f)	155,229	155,316
Symphony CLO XIV Ltd. (Cayman Islands)
Series 2014-14A, Class A1R, 3.72%, 7/14/2026(b)(f)	2,914,675	2,914,386
Series 2014-14A, Class A2R, 3.72%, 7/14/2026(b)(f)	757,815	758,274
Synchrony Credit Card Master Note Trust Series 2016-3, Class A, 1.58%, 9/15/2022	10,284,000	10,159,686
THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.79%, 4/18/2029(b)(f)	7,500,000	7,500,533
Series 2014-2A, Class X, 3.09%, 1/15/2031‡(b)(f)	750,000	749,625
Series 2014-1A, Class X, 3.04%, 7/18/2031‡(b)(f)	2,250,000	2,249,964
Toyota Auto Receivables Owner Trust Series 2018-C, Class A2A, 2.77%, 8/16/2021	8,084,000	8,061,313
Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 3.53%, 10/20/2028(b)(f)	4,527,000	4,527,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021(b)	14,000,000	13,912,041
Series 2017-3A, Class A1B, 2.57%, 4/20/2022(b)(f)	440,000	440,051
Voya CLO Ltd. (Cayman Islands)
Series 2014-3A, Class A1R, 3.21%, 7/25/2026(b)(f)	2,974,077	2,961,354
Series 2015-2A, Class AR, 3.45%, 7/23/2027(b)(f)	3,750,000	3,746,632
Series 2014-4A, Class XR, 3.14%, 7/14/2031(b)(f)	1,000,000	999,950
Series 2015-3A, Class X, 3.19%, 10/20/2031(b)(f)	3,320,000	3,320,000

TOTAL ASSET-BACKED SECURITIES (Cost $455,680,848)		455,204,525

CERTIFICATES OF DEPOSIT — 4.1%
Banks — 4.1%
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.19%), 2.51%, 3/6/2020(a)	18,000,000	17,997,779
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.19%), 2.52%, 3/11/2020(a)	22,000,000	21,989,033
(ICE LIBOR USD 3 Month + 0.30%), 2.98%, 5/22/2020(a)	2,500,000	2,501,785
(ICE LIBOR USD 3 Month + 0.28%), 2.62%, 9/21/2020(a)	3,000,000	2,998,940
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.80%, 5/2/2020(a)	4,000,000	3,993,856
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.35%), 2.87%, 7/30/2020(a)	21,500,000	21,496,371
Lloyds Bank Corporate Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.50%), 2.87%, 9/24/2020(a)	23,000,000	22,999,791
Mizuho Bank Ltd. (Japan) (ICE LIBOR USD 3 Month + 0.33%), 2.74%, 4/15/2020(a)	17,000,000	16,997,495
National Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.19%), 2.80%, 2/14/2020(a)	5,000,000	4,999,387
Nordea Bank AB (Finland)
(ICE LIBOR USD 3 Month + 0.15%), 2.76%, 2/14/2020(a)	10,140,000	10,138,757
(ICE LIBOR USD 3 Month + 0.40%), 2.78%, 3/27/2020(a)	3,040,000	3,048,182
(ICE LIBOR USD 3 Month + 0.30%), 2.62%, 6/5/2020(a)	4,000,000	4,004,685
(ICE LIBOR USD 3 Month + 0.28%), 2.61%, 9/4/2020(a)	21,000,000	20,996,434
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.37%), 2.90%, 1/31/2020(a)	6,959,000	6,963,713
(ICE LIBOR USD 3 Month + 0.41%), 2.75%, 6/18/2020(a)	4,000,000	4,001,181
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 3 Month + 0.40%), 2.80%, 4/1/2020(a)	4,965,000	4,975,917
(ICE LIBOR USD 3 Month + 0.30%), 2.63%, 6/11/2020(a)	2,773,000	2,775,046
(ICE LIBOR USD 3 Month + 0.28%), 2.62%, 9/11/2020(a)	6,000,000	5,999,986
UBS AG (Switzerland) (ICE LIBOR USD 3 Month + 0.42%), 2.74%, 3/2/2020(a)	2,040,000	2,041,990

TOTAL CERTIFICATES OF DEPOSIT (Cost $180,893,992)		180,920,328

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes
0.88%, 7/31/2019	20,595,200	20,360,286
1.00%, 11/30/2019	36,041,600	35,426,359

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,802,346)		55,786,645

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Commercial Mortgage Trust Series 2018-IND, Class A, 3.06%, 11/15/2035(b)(f)	11,760,000	11,737,897
BXMT Ltd. Series 2017-FL1, Class A, 3.17%, 6/15/2035(b)(f)	1,000,000	997,543
BXP Trust Series 2017-CQHP, Class A, 3.16%, 11/15/2034(b)(f)	500,000	500,234
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 3.10%, 7/15/2032(b)(f)	900,000	897,751

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Citigroup Commercial Mortgage Trust Series 2017-1500, Class A, 3.16%, 7/15/2032(b)(f)	1,800,000	1,799,311
Cold Storage Trust Series 2017-ICE3, Class A, 3.31%, 4/15/2036(b)(f)	4,530,000	4,525,650
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 3.13%, 6/15/2035(b)(f)	2,900,000	2,892,127
TPG Real Estate Finance Ltd. (Cayman Islands) Series 2018-FL1, Class A, 3.05%, 2/15/2035(b)(f)	1,000,000	999,824

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,400,345)		24,350,337

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Kref Frn 144a 6/15/2036	5,000,000	5,000,000
National Australia Bank Ltd 3.24%, 11/4/2021(b)	15,000,000	15,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,000,000)		20,000,000

FOREIGN GOVERNMENT SECURITIES — 0.0%(c)
Japan Bank for International Cooperation (Japan)
(ICE LIBOR USD 3 Month + 0.48%), 2.80%, 6/1/2020(a)	200,000	201,132
Japan Finance Organization for Municipalities (Japan) 2.13%, 3/6/2019(b)	1,751,000	1,747,726

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,948,477)		1,948,858

SHORT-TERM INVESTMENTS — 23.5%
CERTIFICATES OF DEPOSIT — 5.8%
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.25%), 2.59%, 3/18/2019(a)	2,200,000	2,201,200
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.28%), 2.62%, 3/20/2019(a)	1,400,000	1,400,649
(ICE LIBOR USD 3 Month + 0.26%), 2.84%, 11/4/2019(a)	2,700,000	2,701,451
Barclays Bank plc (United Kingdom) 3.00%, 9/19/2019	25,250,000	25,233,331
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.14%), 2.48%, 6/19/2019(a)	5,800,000	5,798,736
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.41%), 2.75%, 9/20/2019(a)	1,950,000	1,953,501
3.08%, 10/25/2019	32,000,000	32,013,931
Cooperatieve Rabobank UA (Netherlands) 2.91%, 7/29/2019	14,423,000	14,423,806
Credit Suisse AG (Switzerland) 2.22%, 1/16/2019	600,000	599,820
2.33%, 2/1/2019	700,000	699,674
(ICE LIBOR USD 3 Month + 0.30%), 2.63%, 3/8/2019(a)	1,500,000	1,502,148
1.75%, 3/12/2019	700,000	698,393
2.94%, 9/27/2019	21,000,000	20,977,060
Goldman Sachs Bank USA (ICE LIBOR USD 3 Month + 0.15%), 2.78%, 8/16/2019(a)	8,000,000	7,999,396
HSBC Bank USA NA 2.78%, 9/4/2019	11,000,000	10,977,835
Industrial & Commercial Bank of China Ltd. (China) 2.92%, 2/26/2019	43,000,000	43,002,014
Lloyds Bank plc 3.03%, 10/21/2019	6,000,000	5,993,780
Mizuho Bank Ltd. (Japan) (ICE LIBOR USD 3 Month + 0.40%), 2.89%, 10/25/2019(a)	9,289,000	9,303,634
Natixis SA (France)
(ICE LIBOR USD 3 Month + 0.19%), 2.73%, 2/1/2019(a)	1,300,000	1,300,302
Royal Bank of Canada (Canada) 2.24%, 2/1/2019	1,300,000	1,299,167
Societe Generale SA (France) 3.05%, 10/18/2019	12,000,000	11,995,516
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.37%), 2.79%, 7/11/2019(a)	400,000	400,428
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.27%), 2.74%, 10/21/2019(a)	15,000,000	15,002,382
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.22%), 2.56%, 3/20/2019(a)	2,300,000	2,302,631
US Bank NA 2.72%, 9/6/2019	12,080,000	12,052,892
Wells Fargo Bank NA 2.70%, 8/7/2019	8,600,000	8,585,720
Westpac Banking Corp. (Australia) 2.97%, 10/18/2019	16,600,000	16,589,374

TOTAL CERTIFICATES OF DEPOSIT (COST $257,105,894)		257,008,771

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
COMMERCIAL PAPER — 13.3%
ASSA ABLOY Financial Services AB (Sweden) 2.95%, 3/25/2019(b)(h)	12,686,000	12,567,951
AT&T, Inc.
3.00%, 5/28/2019(b)(h)	8,100,000	7,977,644
3.09%, 5/30/2019(b)(h)	3,900,000	3,840,391
3.09%, 6/5/2019(b)(h)	7,800,000	7,676,870
Bank of China Ltd. (China)
2.79%, 12/27/2018(h)	10,000,000	9,982,262
2.94%, 2/25/2019(h)	51,030,000	50,678,901
2.94%, 3/27/2019(h)	8,000,000	7,923,586
3.02%, 4/23/2019(h)	3,400,000	3,359,091
3.13%, 5/10/2019(b)(h)	10,000,000	9,863,553
BNZ International Funding Ltd. (New Zealand) 2.98%, 10/11/2019(b)(h)	12,500,000	12,171,000
BP Capital Markets plc (United Kingdom) 3.03%, 10/10/2019(b)(h)	34,700,000	33,777,186
Campbell Soup Co. Corporate Commercial Paper 2.99%, 1/28/2019(b)(h)	16,000,000	15,928,125
Coca-Cola Co. (The)
2.63%, 5/30/2019(b)(h)	3,740,000	3,687,500
2.60%, 7/17/2019(b)(h)	8,264,000	8,113,339
Dexia Credit Local SA (France) 2.61%, 5/7/2019(h)	10,000,000	9,883,036
Electricite de France SA (France) 2.55%, 1/30/2019(b)(h)	15,000,000	14,930,231
Energy Transfer Operating LP 3.01%, 12/17/2018‡(b)(h)	10,000,000	9,986,697
Entergy Corp. 2.84%, 3/5/2019(b)(h)	25,000,000	24,804,062
Federation des caisses Desjardins du Quebec (The) (Canada) 2.73%, 7/22/2019(b)(h)	1,000,000	980,916
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.60%, 1/16/2019(b)(h)	18,500,000	18,439,787
General Electric Co. 2.94%, 3/29/2019(h)	19,000,000	18,806,622
Kentucky Utilities Co. 2.92%, 1/22/2019(b)(h)	10,100,000	10,059,986
Macquarie Bank Ltd. (Australia)
2.73%, 8/8/2019(b)(h)	8,955,000	8,768,878
3.10%, 10/25/2019(b)(h)	14,000,000	13,603,628
Marriott International, Inc. 2.72%, 1/7/2019(b)(h)	25,000,000	24,930,888
Mondelez International, Inc. 2.90%, 2/8/2019(b)(h)	10,000,000	9,945,808
National Grid USA
2.89%, 2/11/2019(b)(h)	3,625,000	3,604,411
3.02%, 2/19/2019(b)(h)	24,000,000	23,846,748
NiSource, Inc. 2.83%, 2/6/2019(b)(h)	16,000,000	15,916,073
ONEOK, Inc. 2.90%, 12/7/2018(b)(h)	5,000,000	4,997,375
Parker-Hannifin Corp.
2.85%, 2/7/2019(b)(h)	17,000,000	16,919,128
2.92%, 2/21/2019(b)(h)	10,000,000	9,941,278
Public Service Enterprise Group, Inc. 2.86%, 1/11/2019(b)(h)	10,000,000	9,969,340
Puget Sound Energy, Inc. 2.81%, 1/4/2019(h)	14,000,000	13,964,448
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.89%, 2/19/2019(b)(h)	15,000,000	14,914,343
Schlumberger Holdings Corp. 2.86%, 3/1/2019(b)(h)	5,500,000	5,460,224
Societe Generale SA (France)
2.90%, 8/2/2019(h)	15,500,000	15,054,401
2.89%, 8/26/2019(h)	5,000,000	4,886,497
Suncor Energy, Inc. (Canada)
2.97%, 2/27/2019(b)(h)	16,200,000	16,084,856
0.00%3/1/2019(b)(h)	7,500,000	7,444,817
Telstra Corp. Ltd. (Australia) 3.05%, 4/29/2019(b)(h)	10,500,000	10,372,250
Toronto-Dominion Bank (The) (Canada) 3.09%, 10/18/2019(b)(h)	28,000,000	27,232,388
Walgreens Boots Alliance, Inc.
2.77%, 1/23/2019(h)	10,088,000	10,047,174
3.30%, 5/24/2019(h)	15,000,000	14,777,823
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.00%), 2.71%, 8/12/2019(a)(b)(h)	9,750,000	9,745,266

TOTAL COMMERCIAL PAPER (COST $588,135,469)		587,866,778

INVESTMENT COMPANIES — 3.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(i)(j)(Cost $161,843,998)	161,843,998	161,843,998

REPURCHASE AGREEMENTS — 0.7%
Citigroup Global Markets Holdings, Inc., 3.46%, dated 11/30/2018, due 1/18/2019, repurchase price $3,014,113, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.03%, due 11/25/2032 - 11/25/2056, with the value of $3,240,001.	3,000,000	3,000,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
REPURCHASE AGREEMENTS — continued
Merrill Lynch PFS, Inc., 2.65%, dated 11/30/2018, due 12/4/2018, repurchase price $9,002,650, collateralized by Municipal Debt Securities, 6.71%, due 6/1/2046, with the value of $9,720,000.	9,000,000	9,000,000
Wells Fargo Securities LLC, 3.31%, dated 11/30/2018, due 5/13/2019, repurchase price $20,301,578, collateralized by Collateralized Mortgage Obligations, 3.39% - 4.36%, due 11/17/2034 - 9/17/2058 with the value of $21,957,481.	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (COST $32,000,000)		32,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,039,085,361)		1,038,719,547

Total Investments - 102.2% (Cost $4,514,358,513)		4,508,591,493
Liabilities in Excess of Other Assets - (2.2%)		(96,604,724)

Net Assets - 100.0%		4,411,986,769

Percentages indicated are based on net assets.

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of November 30, 2018.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas

Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Fund”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$436,951,151	$18,253,374		$455,204,525
Certificates of Deposit	—	180,920,328	—		180,920,328
Collateralized Mortgage Obligations	—	20,000,000	—		20,000,000
Commercial Mortgage-Backed Securities	—	24,350,337	—		24,350,337
Corporate Bonds
Other Corporate Bonds	—	2,731,661,253	—		2,731,661,253
Foreign Government Securities	—	1,948,858	—		1,948,858
U.S. Treasury Obligations	—	55,786,645	—		55,786,645
Short-Term Investments
Certificates of Deposit	—	257,008,771	—		257,008,771
Commercial Paper	—	577,880,081	9,986,697		587,866,778
Investment Companies	161,843,998	—	—		161,843,998
Repurchase Agreements	—	32,000,000	—		32,000,000

Total Short-Term Investments	161,843,998	866,888,852	9,986,697		1,038,719,547
Total Investments in Securities	$161,843,998	$4,318,507,424	$28,240,071	*	$4,508,591,493

There were no significant transfers among any levels during the period ended November 30, 2018.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Ultra-Short Income ETF	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018	CK
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$—	$(358)	$(8,035)	$(108)	$18,993,738	$(6,886,747)	$5,967,393	$—	$18,065,883	—
Asset-Backed Securities — United States	—	92	262	12	249,625	(62,500)	—	—	187,491	—
Short-Term Investments — Commercial Paper	—	—	30	4,167	9,982,500	—		—	9,986,697	—

	$—	$(266)	$(7,743)	$4,071	$29,225,863	$(6,949,247)	$5,967,393	$—	$28,240,071	—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to $(7,743).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

*

Level 3 securities are valued by brokers and pricing services. At November 30, 2018, the value of these securities was $28,240,071. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 102.8%(a)
Alabama — 0.8%
Education — 0.4%
Alabama Public School and College Authority, Capital Improvement Series B, Rev., 5.00%, 1/1/2019	35,000	35,086
Alabama Public School and College Authority, Capital Improvement Economic Development and Training Series 2012-B, Rev., 5.00%, 3/1/2019	100,000	100,773

		135,859

General Obligation — 0.1%
City of Huntsville Series C, GO, 5.00%, 5/1/2019	20,000	20,254

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Alabama Water Pollution Control Authority, Revolving Loan Series A, Rev., 4.00%, 8/15/2019	20,000	20,276
Madison County Public Building Authority, Department of Human Resources Project Series 2019-0, Rev., 5.00%, 3/1/2020	30,000	30,981

		51,257

Transportation — 0.1%
Alabama Federal Aid Highway Finance Authority Rev., GAN, 5.00%, 9/1/2019	45,000	45,989

Total Alabama		253,359

Alaska — 0.4%
General Obligation — 0.1%
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2019	20,000	20,451

Prerefunded — 0.2%
Alaska Housing Finance Corp., Capital Project Series A, Rev., 5.00%, 12/1/2020(b)	50,000	52,802

Utility — 0.1%
Alaska Energy Authority, Power Sixth Series, Bradley Lake Hydroelectric Project Series 6, Rev., 5.00%, 7/1/2020	30,000	31,271

Total Alaska		104,524

Arizona — 0.2%
General Obligation — 0.1%
Pinal County, Florence Unified School District No. 1 GO, 4.00%, 7/1/2020	20,000	20,604

Transportation — 0.1%
Pima County Regional Transportation Authority Rev., 5.00%, 6/1/2020(b)	40,000	41,736

Total Arizona		62,340

Arkansas — 1.1%
General Obligation — 1.1%
Newport Special School District, Subordinate Construction GO, 2.45%, 2/1/2021	330,000	330,043

Colorado — 0.2%
General Obligation — 0.2%
Boulder Valley School District No. Re-2 Boulder, The City and County of Broomfield Series B, GO, 4.00%, 12/1/2018	45,000	45,000
Douglas County School District No. Re-1, Douglas and Elbert Counties Series B, GO, 5.00%, 12/15/2018	20,000	20,019

Total Colorado		65,019

Connecticut — 0.4%
General Obligation — 0.3%
State of Connecticut Series C, GO, 5.00%, 6/1/2020	100,000	103,829

Utility — 0.1%
Connecticut Municipal Electric Energy Cooperative, Power Supply System Series A, Rev., 4.00%, 1/1/2019	50,000	50,071

Total Connecticut		153,900

Delaware — 0.1%
General Obligation — 0.1%
State of Delaware Series 2009-C, GO, 4.00%, 10/1/2019	25,000	25,448

District of Columbia — 0.2%
Other Revenue — 0.2%
District of Columbia, Income Tax Secured
Series A, Rev., 5.00%, 12/1/2018	25,000	25,000
Series F, Rev., 4.00%, 12/1/2021	35,000	36,839

Total District of Columbia		61,839

Florida — 12.0%
Certificate of Participation/Lease — 0.7%
Escambia County School Board COP, 5.00%, 2/1/2020	30,000	31,009
Palm Beach County School District Series B, COP, 5.00%, 8/1/2019	20,000	20,391

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Certificate of Participation/Lease — continued
School Board of Miami-Dade County (The) Series D, COP, 5.00%, 2/1/2021	100,000	105,784
Volusia County School Board Series 2014-B, COP, 5.00%, 8/1/2019	40,000	40,757

		197,941

Education — 0.4%
Miami-Dade County Educational Facilities Authority Series B, Rev., AMBAC, 5.25%, 4/1/2019	55,000	55,579
School Board of Miami-Dade County (The) Rev., TAN, 5.00%, 6/15/2019	25,000	25,406
State of Florida, State Board of Education Lottery Series E, Rev., 5.00%, 7/1/2020	20,000	20,921

		101,906

General Obligation — 0.3%
City of Miami Gardens GO, 4.00%, 7/1/2019	100,000	101,164

Hospital — 2.4%
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Project Rev., 4.00%, 8/1/2020	700,000	719,866

Industrial Development Revenue/Pollution Control Revenue — 3.2%
Florida Department of Environmental Protection
Series A, Rev., VRDO, AGC, 1.64%, 12/6/2018(c)	900,000	900,000
Series A, Rev., 5.00%, 7/1/2019	55,000	55,965
Series 2014-A, Rev., 5.00%, 7/1/2021	20,000	21,462

		977,427

Other Revenue — 0.5%
County of Miami-Dade Series A, Rev., 5.00%, 4/1/2021	125,000	132,786
St. Johns County, School District Rev., 5.00%, 10/1/2019	40,000	40,991

		173,777

Prerefunded — 0.1%
City of Jacksonville Series B-1A, Rev., 5.00%, 10/1/2019(b)	20,000	20,502

Transportation — 0.1%
State of Florida, Department of Transportation, Turnpike Series A, Rev., 5.00%, 7/1/2019	30,000	30,544

Utility — 3.8%
City of Palm Coast, Utility System Improvement Rev., 5.00%, 10/1/2019	50,000	51,184
City of Tallahassee, Energy System
Rev., 5.00%, 10/1/2019	45,000	46,114
Rev., 5.00%, 10/1/2020	110,000	115,728
Florida Municipal Power Agency, All Requirements Power Supply Project Series C, Rev., VRDO, LOC: Bank of America NA, 1.63%, 12/3/2018(c)	800,000	800,000
JEA Electric System
Series A, Rev., 4.00%, 10/1/2019	20,000	20,295
Series A, Rev., 5.00%, 10/1/2019	95,000	97,178

		1,130,499

Water & Sewer — 0.5%
City of Fort Lauderdale, Water and Sewer Rev., 5.00%, 3/1/2019	150,000	151,173

Total Florida		3,604,799

Georgia — 1.4%
General Obligation — 0.2%
Columbia County School District GO, 5.00%, 4/1/2019	20,000	20,205
Gwinnett County School District GO, 5.00%, 2/1/2019	20,000	20,100

		40,305

Hospital — 0.3%
Cobb County Kennestone Hospital Authority, WellStar Health System Obligated Group Rev., 5.00%, 4/1/2019	25,000	25,249
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 5.00%, 8/1/2021	50,000	53,068

		78,317

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Fulton County Development Authority Series A, Rev., 4.00%, 5/1/2021	200,000	208,198

Prerefunded — 0.1%
County of Columbia, Water and Sewer Rev., 5.00%, 6/1/2020(b)	20,000	20,884

Water & Sewer — 0.1%
City of Columbus, Georgia Water and Sewerage Rev., AGC, 4.00%, 5/1/2019	20,000	20,182

Total Georgia		367,886

Hawaii — 0.2%
General Obligation — 0.2%
State of Hawaii
Series DQ, GO, 5.00%, 6/1/2019	30,000	30,470
Series EO, GO, 5.00%, 8/1/2019	25,000	25,519

Total Hawaii		55,989

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Illinois — 1.8%
Education — 0.1%
University of Illinois, Auxiliary Facilities System Series A, Rev., 4.00%, 4/1/2019	25,000	25,151

General Obligation — 0.9%
Cook County School District No. 81 Schiller Park, School Bonds GO, 4.00%, 12/1/2021	80,000	83,538
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 4.00%, 1/1/2020	20,000	20,374
State of Illinois Series A, GO, 4.00%, 1/1/2019	150,000	150,146

		254,058

Other Revenue — 0.2%
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/2019	50,000	50,736

Prerefunded — 0.3%
Cook County School District No. 144 Prairie Hills, School Bonds Series A, GO, AGM, 5.00%, 12/1/2020(b)	100,000	105,731

Transportation — 0.1%
Regional Transportation Authority Series B, Rev., NATL-RE, 5.50%, 6/1/2020	45,000	47,139

Utility — 0.2%
City of Springfield, Senior Lien Electric Rev., 5.00%, 3/1/2020	50,000	51,663

Total Illinois		534,478

Indiana — 2.8%
Education — 0.8%
Danville School Building Corp., Ad Valorem Property Tax Series B, Rev., 5.00%, 1/15/2020	100,000	103,237
East Porter County School Building Corp. Rev., 4.00%, 7/15/2020	125,000	128,741
Evansville-Vanderburgh School Building Corp. Rev., 4.50%, 1/15/2020	50,000	50,144

		282,122

Hospital — 1.5%
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.37%, 5/1/2020(c)	455,000	449,531

Industrial Development Revenue/Pollution Control Revenue — 0.1%
City of Evansville, Economic Development Lease Rental School Project Series C, 5.00%, 2/15/2020	25,000	25,897

Utility — 0.1%
Indiana Municipal Power Agency, Power Supply System Series A, Rev., 5.00%, 1/1/2021	20,000	21,174

Water & Sewer — 0.3%
Indianapolis Local Public Improvement Bond Bank Series B, Rev., 5.00%, 2/1/2019	100,000	100,457

Total Indiana		879,181

Iowa — 1.4%
General Obligation — 1.2%
City of Des Moines Series A, GO, 5.00%, 6/1/2019	20,000	20,308
Kirkwood Community College Merged Area Series A, GO, 4.00%, 6/1/2019	300,000	303,444
West Des Moines Community School District, Capital Loan Notes GO, 5.00%, 5/1/2019	25,000	25,322

		349,074

Hospital — 0.1%
Iowa State Board of Regents, University of Iowa Hospitals and Clinics Series S.U.I, Rev., 4.00%, 9/1/2020	25,000	25,798

Prerefunded — 0.1%
Waterloo Community School District, Infrastructure Sales Series A, Rev., 5.00%, 7/1/2019(b)	20,000	20,352

Total Iowa		395,224

Kansas — 0.6%
Other Revenue — 0.3%
Wyandotte County Unified Government, Kansas City, Juvenile Justice Series A, Rev., 5.00%, 8/1/2019	90,000	91,715

Utility — 0.3%
Wyandotte County Unified Government, Kansas City, Utility System Series A, Rev., 5.00%, 9/1/2019	80,000	81,790

Total Kansas		173,505

Kentucky — 0.5%
General Obligation — 0.3%
City of Bowling Green Series C, GO, 4.00%, 6/1/2020	100,000	102,962

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Prerefunded — 0.1%
Nelson County School District Finance Corp., School Building Rev., 4.00%, 5/1/2019(b)	45,000	45,381

Water & Sewer — 0.1%
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Series 2012-A, Rev., 5.00%, 2/1/2019	20,000	20,098
Northern Kentucky Water Service District Rev., 5.00%, 2/1/2019	20,000	20,097

		40,195

Total Kentucky		188,538

Louisiana — 2.3%
General Obligation — 0.2%
Lafourche Parish Consolidated School District No. 1 GO, AGC, 4.00%, 3/1/2019	65,000	65,299

Industrial Development Revenue/Pollution Control Revenue — 2.0%
East Baton Rouge Parish Industrial Development Board, Inc., Exxon Mobil Corp., Gulf Opportunity Zone Series B, Rev., VRDO, 1.61%, 12/3/2018(c)	600,000	600,000

Prerefunded — 0.1%
State of Louisiana Gasoline and Fuels Tax Series B, Rev., 5.00%, 5/1/2020(b)	20,000	20,837

Total Louisiana		686,136

Maryland — 0.3%
Hospital — 0.2%
Maryland Health and Higher Educational Facilities Authority, Carroll Hospital Center Issue Series A, Rev., 5.00%, 7/1/2019	50,000	50,873

Transportation — 0.1%
Maryland State Transportation Authority, Transportation Facilities Projects Rev., 5.00%, 7/1/2020	25,000	26,160

Total Maryland		77,033

Massachusetts — 2.1%
Education — 0.5%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Series A-1, Rev., VRDO, 1.62%, 12/3/2018(c)	150,000	150,000

General Obligation — 0.3%
City of Newburyport, Municipal Purpose Loan of 2013 GO, 4.00%, 1/15/2020	25,000	25,597
Commonwealth of Massachusetts Series A, GO, 5.25%, 8/1/2019	20,000	20,449
Town of Reading GO, 5.00%, 2/1/2019	35,000	35,180

		81,226

Hospital — 0.9%
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Series I, Rev., 5.00%, 7/1/2022	245,000	265,198

Prerefunded — 0.1%
Massachusetts Clean Water Trust (The), State Revolving Fund Series 14, Rev., 5.00%, 8/1/2019(b)	25,000	25,512

Transportation — 0.3%
Massachusetts Bay Transportation Authority, Sales Tax
Series D, Rev., 5.00%, 7/1/2019	25,000	25,450
Series C, Rev., 5.50%, 7/1/2019	30,000	30,626
Series C, Rev., 5.00%, 7/1/2020	25,000	26,175

		82,251

Total Massachusetts		604,187

Michigan — 3.4%
Education — 0.1%
Michigan State University Series C, Rev., 4.00%, 8/15/2019	20,000	20,279

General Obligation — 2.4%
Adrian City School District, County of Lenawee GO, Q-SBLF, 3.00%, 5/1/2019	20,000	20,087
County of Kent GO, 5.00%, 1/1/2021	110,000	116,635
Novi Community School District, School Building and Site Bonds Series I, GO, 4.00%, 5/1/2021	25,000	26,068
State of Michigan, Reeths Puffer Schools GO, 2.75%, 8/20/2019	525,000	526,685
Wayne County, Westland Community Schools GO, Q-SBLF, 5.00%, 5/1/2019	25,000	25,314

		714,789

Hospital — 0.5%
Michigan Finance Authority, Beaumont Health Credit Group Series 2015-A, Rev., 4.00%, 8/1/2019	145,000	146,853

Other Revenue — 0.3%
State of Michigan Rev., GAN, 5.00%, 3/15/2020	75,000	77,834

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Transportation — 0.1%
Wayne County Airport Authority, Detroit Metropolitan Airport Series C, Rev., 5.00%, 12/1/2018	25,000	25,000

Total Michigan		984,755

Minnesota — 1.1%
Education — 0.1%
Minnesota Higher Education Facilities Authority, St. Olaf College Series 8-G, Rev., 5.00%, 12/1/2019	25,000	25,747

General Obligation — 0.8%
City of Pipestone Series A, GO, 3.00%, 2/1/2020	80,000	80,847
County of Olmsted Series A, GO, 4.00%, 2/1/2019	30,000	30,104
Minneapolis Special School District No. 1, Credit Enhancement Program Series A, GO, 4.00%, 2/1/2019	20,000	20,069
Rosemount, Apple Valley, Eagan Independent School District No. 196 Series C, GO, 4.00%, 2/1/2019	25,000	25,087
State of Minnesota Series A, GO, 5.00%, 12/1/2019	25,000	25,769
State of Minnesota, Trunk Highway Series E, GO, 5.00%, 8/1/2020	35,000	36,741

		218,617

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport Series C, Rev., 5.00%, 1/1/2020	20,000	20,648

Utility — 0.1%
Southern Minnesota Municipal Power Agency Series A, Rev., 4.00%, 1/1/2019	40,000	40,066

Total Minnesota		305,078

Mississippi — 2.3%
Industrial Development Revenue/Pollution Control Revenue — 2.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series A, Rev., VRDO, 1.62%, 12/3/2018(c)	600,000	600,000

Water & Sewer — 0.3%
Mississippi Development Bank Special Obligation, Water and Sewer System Project Rev., AGM, 3.00%, 12/1/2020	100,000	101,627

Total Mississippi		701,627

Missouri — 1.2%
General Obligation — 0.6%
Columbia School District GO, 4.00%, 3/1/2020	25,000	25,625
North St. Francois County School District No. R-I, Missouri Direct Deposit Program GO, 5.00%, 3/1/2034	140,000	141,016

		166,641

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Kansas City Industrial Development Authority, Downtown Redevelopment District Series A, Rev., 5.00%, 9/1/2019	35,000	35,752

Other Revenue — 0.2%
County of Jackson Rev., 4.00%, 12/1/2019	70,000	71,303

Utility — 0.2%
City of Springfield, Public Utility Rev., 5.00%, 8/1/2019	40,000	40,814
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2019	25,000	25,707

		66,521

Water & Sewer — 0.1%
City of Kansas, Sanitary Sewer System Series 2011-A, Rev., 4.00%, 1/1/2019	25,000	25,040

Total Missouri		365,257

Montana — 0.3%
Hospital — 0.3%
Montana Facility Finance Authority, Benefits Health System Obligated Group Rev., 5.00%, 2/15/2019	100,000	100,588

Nebraska — 2.2%
General Obligation — 0.1%
City of Omaha GO, 5.25%, 4/1/2021	25,000	26,798

Utility — 2.1%
Central Plains Energy Project, Gas Supply Rev., 5.00%, 12/1/2019(c)	550,000	563,849
Nebraska Public Power District Series A, Rev., 5.00%, 1/1/2019	70,000	70,165

		634,014

Total Nebraska		660,812

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Nevada — 0.4%
Education — 0.1%
Nevada System of Higher Education Series B, Rev., 4.00%, 7/1/2019	25,000	25,286

General Obligation — 0.2%
County of Clark GO, 5.00%, 6/1/2020	25,000	26,086
State of Nevada, Capital Improvement Series A, GO, 5.00%, 5/1/2019	25,000	25,321

		51,407

Prerefunded — 0.1%
Washoe County School District, Limited Tax, School Improvement Series 2011-A, GO, 5.00%, 6/1/2021(b)	40,000	42,830

Total Nevada		119,523

New Hampshire — 0.5%
Transport — 0.5%
State of New Hampshire, Federal Highway Grant Anticipation Bonds Rev., GRAN, 5.00%, 9/1/2019	130,000	132,909

New Jersey — 10.5%
Education — 1.3%
New Jersey Economic Development Authority, School Facilities Construction Rev., 5.00%, 3/1/2020	390,000	401,903

General Obligation — 8.8%
Borough of Ridgefield GO, BAN, 3.00%, 10/17/2019	900,000	906,228
Borough of South River Series 2016-B, GO, 4.00%, 12/1/2018	65,000	65,000
City of Orange Township GO, 3.00%, 12/5/2019	300,000	301,908
City of Somers Point GO, BAN, 3.00%, 12/3/2019	300,000	302,100
City of Woodbury, Water and Sewer Utility GO, 2.00%, 5/1/2020	45,000	45,092
County of Cumberland GO, 4.00%, 12/15/2018	25,000	25,017
Township of Clark GO, BAN, 3.00%, 10/4/2019	900,000	906,741
Township of Franklin, Gloucester County GO, 2.00%, 1/15/2019	40,000	39,994
Township of Woodbridge GO, 5.00%, 2/1/2019	85,000	85,428

		2,677,508

Prerefunded — 0.3%
Camden County Improvement Authority Rev., 5.30%, 1/15/2019(b)	100,000	100,393

Transportation — 0.1%
New Jersey Transportation Trust Fund Authority, Transportation System Series B, Rev., NATL-RE, 5.50%, 12/15/2019	20,000	20,625

Total New Jersey		3,200,429

New Mexico — 0.4%
General Obligation — 0.2%
County of Bernalillo GO, 5.00%, 8/15/2019	55,000	56,193

Other Revenue — 0.2%
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2013-A, Rev., 4.00%, 6/1/2021	20,000	20,911
State of New Mexico, Severance Tax Permanent Fund
Series B, Rev., 4.00%, 7/1/2019	25,000	25,300
Series A, Rev., 5.00%, 7/1/2020	20,000	20,922

		67,133

Total New Mexico		123,326

New York — 11.4%
Education — 0.1%
New York State Dormitory Authority, City University System, Fifth General Resolution Class A, Rev., 5.00%, 7/1/2019	20,000	20,374

General Obligation — 5.3%
City of New York, Fiscal Year 2012 Series A, Subseries A-3, A-4 & A-5, GO, VRDO, 1.62%, 12/3/2018(c)	575,000	575,000
City of Syracuse, Public Improvement Series A, GO, 5.00%, 3/1/2019	25,000	25,189
County of Montgomery GO, BAN, 3.00%, 10/11/2019	900,000	906,957
West Hempstead Union Free School District GO, BAN, 2.75%, 6/14/2019	100,000	100,417

		1,607,563

Hospital — 0.1%
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Rev., 5.00%, 7/1/2019	20,000	20,308

Other Revenue — 5.6%
Erie County Fiscal Stability Authority, Sales Tax Series C, Rev., 4.13%, 3/15/2019	25,000	25,143
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries C4, Rev., VRDO, 1.67%, 12/3/2018(c)	900,000	900,000

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Other Revenue — continued
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0697, Rev., VRDO, LIQ: Bank of America NA, 1.84%, 12/6/2018(c)(d)	750,000	750,000

		1,675,143

Prerefunded — 0.1%
New York State Environmental Facilities Corp., Income Tax Series A, Rev., 5.25%, 12/15/2018(b)	25,000	25,027

Transportation — 0.2%
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2020	50,000	52,898

Total New York		3,401,313

North Carolina — 2.2%
General Obligation — 0.5%
County of Brunswick GO, 4.00%, 2/1/2019	50,000	50,175
County of Durham GO, 5.00%, 11/1/2019	20,000	20,562
County of Mecklenburg
Series C, GO, 5.00%, 12/1/2018	20,000	20,000
GO, 5.00%, 2/1/2019	25,000	25,127
County of Union Series A, GO, 5.00%, 3/1/2019	40,000	40,307

		156,171

Hospital — 0.8%
North Carolina Medical Care Commission, Baptist Hospital Rev., 4.00%, 6/1/2019	25,000	25,236
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest Baptist Obligated Group Series 2012-B, Rev., 5.00%, 12/1/2020	205,000	215,927

		241,163

Prerefunded — 0.4%
North Carolina Medical Care Commission, Health Care Facilities, Health System Series D, Rev., 6.00%, 12/1/2018(b)	120,000	120,000

Transport — 0.3%
State of North Carolina, Vehicle Bonds Rev., 5.00%, 3/1/2019	100,000	100,763

Utility — 0.2%
North Carolina Municipal Power Agency No. 1, Catawba Electric System Series A, Rev., 4.00%, 1/1/2019	55,000	55,078

Total North Carolina		673,175

North Dakota — 0.5%
Utility — 0.5%
City of Grand Forks, The Alerus Project Series D, Rev., 5.00%, 12/15/2019	150,000	154,686

Ohio — 7.7%
Education — 0.3%
Bowling Green State University Series B, Rev., 5.00%, 6/1/2020	35,000	36,413
Ohio Higher Educational Facility Commission, Baldwin Wallace University 2012 Project Rev., 4.00%, 12/1/2019	50,000	50,908

		87,321

General Obligation — 1.4%
City of Columbus
Series A, GO, 5.00%, 6/1/2019	25,000	25,386
Series A, GO, 5.00%, 7/1/2019	20,000	20,359
City of Reynoldsburg GO, 5.00%, 12/1/2020	60,000	63,493
Dublin City School District, Various Purpose, Unlimited Tax Series A, GO, 5.00%, 12/1/2018	110,000	110,000
Geauga County Public Library, Unlimited Tax Series A, GO, 3.00%, 12/1/2019	50,000	50,546
South-Western City School District, School Facilities Construction and Improvement Bonds GO, 4.00%, 12/1/2018	25,000	25,000
State of Ohio, Common Schools Series C, GO, 5.00%, 9/15/2019	25,000	25,608
State of Ohio, Infrastructure Improvement Bonds Series A, GO, 5.00%, 9/1/2020	45,000	47,341
Vinton County Local School District, Galloa, Hocking and Jackson Counties Series A, GO, 2.00%, 12/1/2019	45,000	44,966

		412,699

Hospital — 4.1%
County of Allen, Hospital Facilities, Catholic Healthcare Partners Series B, Rev., 4.13%, 9/1/2020	40,000	41,320
County of Allen, Hospital Facilities, Mercy Health Series A, Rev., 5.00%, 8/1/2021	480,000	513,562
County of Hamilton, Hospital Facilities, UC Health Rev., 5.00%, 2/1/2019	25,000	25,113

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Hospital — continued
County of Lucas, Promedica Healthcare Obligated Group Series D, Rev., 5.00%, 11/15/2019	75,000	76,312
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Rev., VRDO, LIQ: Bank of New York Mellon, 1.64%, 12/3/2018(c)	550,000	550,000
Ohio Higher Educational Facility Commission, Hospitals Health System Series A, Rev., 5.00%, 1/15/2020	75,000	77,308

		1,283,615

Prerefunded — 1.7%
City of Cincinnati Series B, GO, 4.00%, 6/1/2019(b)	45,000	45,470
City of Mentor, Various Purpose GO, 4.50%, 12/1/2019(b)	50,000	51,261
City of Springboro, Various Purpose GO, 5.00%, 12/1/2018(b)	25,000	25,000
County of Ross, Adena Health System Rev., AGC, 5.25%, 12/1/2018(b)	350,000	350,000
State of Ohio, Capital Facilities Lease-Appropriation Series 2013-B, Rev., 5.00%, 4/1/2021(b)	25,000	26,671

		498,402

Water & Sewer — 0.2%
Ohio Water Development Authority, Fresh Water Series A, Rev., 5.00%, 12/1/2018	55,000	55,000

Total Ohio		2,337,037

Oklahoma — 1.9%
General Obligation — 1.8%
Oklahoma County Independent School District No. 12, Edmond School District GO, 3.00%, 3/1/2021	40,000	40,785
Payne County, Independent School District No. 16, Stillwater Board of Education Series B, GO, 3.00%, 6/1/2019	300,000	301,491
Tulsa County, Independent School District No. 1 Series B, GO, 2.00%, 1/1/2020	200,000	199,854

		542,130

Water & Sewer — 0.1%
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2019	20,000	20,204

Total Oklahoma		562,334

Pennsylvania — 2.1%
Education — 0.1%
Allegheny County Higher Education Building Authority, Duquesne University of the Holy Spirit Rev., 5.00%, 3/1/2020	35,000	36,164

General Obligation — 0.2%
County of Delaware GO, 5.00%, 10/1/2020	30,000	31,590
Palmyra Area School District GO, 3.00%, 5/1/2019	25,000	25,097

		56,687

Hospital — 0.6%
Beaver County Hospital Authority, Heritage Valley Health System, Inc. Rev., 5.00%, 5/15/2020	165,000	171,920

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Pennsylvania Economic Development Financing Authority Series A, Rev., 5.00%, 7/1/2019	20,000	20,368
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(c)	100,000	99,983

		120,351

Prerefunded — 0.1%
University of Pittsburgh of the Commonwealth System of Higher Education Series B, Rev., 5.50%, 3/15/2019(b)	30,000	30,306

Transportation — 0.4%
Pennsylvania Turnpike Commission Rev., 5.00%, 6/1/2019	100,000	101,351
Philadelphia Airport Parking Authority Rev., 5.00%, 9/1/2019	40,000	40,902

		142,253

Water & Sewer — 0.3%
West Goshen Sewer Authority Rev., 3.00%, 5/1/2020	95,000	96,169

Total Pennsylvania		653,850

South Carolina — 0.8%
Education — 0.1%
Charleston Educational Excellence Finance Corp., Installment Purchase Rev., 5.00%, 12/1/2019	25,000	25,723

General Obligation — 0.2%
Florence School District No. 1 GO, SCSDE, 5.00%, 3/1/2019	35,000	35,265
State of South Carolina, Highway Series A, GO, 5.00%, 10/1/2020	25,000	26,348

		61,613

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Prerefunded — 0.2%
South Carolina Public Service Authority
Series B, Rev., 5.00%, 1/1/2019(b)	20,000	20,047
Series B, Rev., 5.25%, 1/1/2019(b)	60,000	60,151

		80,198

Transportation — 0.2%
South Carolina Transportation Infrastructure Bank Series A, Rev., 4.00%, 10/1/2019	55,000	55,910

Water & Sewer — 0.1%
Anderson Regional Joint Water System Series A, Rev., 5.00%, 7/15/2020	25,000	26,140

Total South Carolina		249,584

South Dakota — 0.2%
Housing — 0.2%
South Dakota Board of Regents, Housing and Auxiliary Facility System Series A, Rev., 5.00%, 4/1/2021	70,000	74,192

Tennessee — 6.8%
General Obligation — 0.3%
County of Shelby
Series A, GO, 4.75%, 3/1/2019	40,000	40,286
Series A, GO, 4.00%, 3/1/2020	20,000	20,517
State of Tennessee Series A, GO, 5.00%, 9/1/2020	30,000	31,557

		92,360

Other Revenue — 3.0%
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 1.64%, 12/3/2018(c)	900,000	900,000

Prerefunded — 3.0%
Johnson City Health and Educational Facilities Board, Mountain States Health Alliance Series 2010-A, Rev., 6.50%, 7/1/2020(b)	850,000	908,929

Utility — 0.4%
City of Memphis, Electric System
Rev., 4.00%, 12/1/2018	60,000	60,000
Rev., 5.00%, 12/1/2018	75,000	75,000

		135,000

Water & Sewer — 0.1%
City of Clarksville, Water Sewer and Gas Rev., 4.00%, 2/1/2019	35,000	35,119

Total Tennessee		2,071,408

Texas — 11.7%
Education — 1.1%
Alamo Community College District, Financing System Senior lien Series A, Rev., 5.00%, 11/1/2020	20,000	21,097
Austin Community College District, Combined Fee Series A, Rev., 5.00%, 2/1/2021	25,000	26,449
Clifton Higher Education Finance Corp., Baylor University Rev., 5.00%, 3/1/2020	45,000	46,579
Counties of Harris and Fort Bend, Houston Community College System, Combined Fee Rev., 4.00%, 4/15/2019	25,000	25,177
Regents of the Texas State University System Rev., 5.00%, 3/15/2019	150,000	151,278
University of A&M Texas, Permanent University Fund Series A, Rev., 5.00%, 7/1/2020	35,000	36,635
University of Texas (The), Board of Regents, Financing System Series A, Rev., 5.00%, 8/15/2020	20,000	20,999

		328,214

General Obligation — 4.9%
City of Baytown GO, 5.00%, 2/1/2020	40,000	41,328
City of Burleson GO, 4.00%, 3/1/2019	25,000	25,127
City of Dallas GO, 5.00%, 2/15/2021	75,000	79,370
City of Fort Worth, Tarrant, Denton, Parker and Wise Counties GO, 3.50%, 3/1/2020	35,000	35,632
City of Frisco
GO, 4.00%, 2/15/2019	130,000	130,545
GO, 5.00%, 2/15/2019	25,000	25,153
GO, 5.00%, 2/15/2021	25,000	26,570
City of Houston, Public Improvement Series A, GO, 5.00%, 3/1/2020	20,000	20,752
City of League City GO, 4.00%, 2/15/2019	20,000	20,083
City of Lubbock, Waterworks System GO, 5.00%, 2/15/2020	20,000	20,710
City of Paris GO, 4.50%, 12/15/2020	30,000	31,417
City of Pasadena GO, 4.00%, 2/15/2019	55,000	55,226
County of Bell, Limited Tax GO, 4.00%, 2/15/2020	375,000	383,948

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
General Obligation — continued
County of Bexar, Certificates of Obligation
Series B, GO, 5.00%, 6/15/2020	20,000	20,897
Series B, GO, 5.00%, 6/15/2021	20,000	21,425
County of Chambers GO, 3.00%, 3/1/2020	150,000	151,844
County of Webb, Limited Tax Series A, GO, 4.00%, 2/15/2020	50,000	51,116
Dallas County Utility and Reclamation District, Unlimited Tax GO, 5.00%, 2/15/2020	80,000	82,757
Fort Bend Independent School District GO, 5.00%, 2/15/2019	75,000	75,461
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 5.00%, 8/15/2019	30,000	30,635
Humble Independent School District, Unlimited Tax Series C, GO, 5.00%, 2/15/2019	100,000	100,601
Keller Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 8/15/2021	20,000	21,521

		1,452,118

Other Revenue — 0.4%
Dallas Area Rapid Transit, Sales Tax Rev., 4.00%, 12/1/2020	20,000	20,754
Lower Colorado River Authority, Unrefunded Balance Series A, Rev., 5.00%, 5/15/2020	35,000	36,444
State of Texas, Public Finance Authority Series 2016-A, Rev., 4.00%, 12/1/2019	50,000	50,906

		108,104

Prerefunded — 2.3%
City of Annetta, Certificates of Obligation GO, 5.00%, 8/1/2020(b)	295,000	309,093
Dallas Area Rapid Transit, Sales Tax Rev., 5.00%, 12/1/2018(b)	85,000	85,000
Travis County Health Facilities Development Corp. Rev., 7.13%, 11/1/2020(b)	220,000	240,485
University of North Texas, Board of Regents, Financing System Series A, Rev., 5.00%, 4/15/2019(b)	70,000	70,767

		705,345

Transportation — 1.0%
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien Rev., 5.00%, 6/15/2021	25,000	26,685
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 1/1/2019	250,000	250,502
Harris County, Toll Road, Senior Lien Series C, Rev., 5.00%, 8/15/2019	20,000	20,397

		297,584

Utility — 1.0%
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2019	20,000	20,100
Series A, Rev., 5.00%, 2/1/2019	120,000	120,593
Texas Municipal Power Agency Rev., 5.00%, 9/1/2020	150,000	157,223

		297,916

Water & Sewer — 1.0%
Canadian River Municipal Water Authority Corp., Conjunctive Use Groundwater Supply Project Rev., 5.00%, 2/15/2019	20,000	20,120
City of El Paso Rev., 4.00%, 3/1/2020	50,000	51,179
City of Garland, Water and Sewer System Rev., 4.00%, 3/1/2020	25,000	25,593
City of Irving, Waterworks and Sewer System Rev., 5.00%, 8/15/2019	50,000	51,049
City of San Antonio, Water System, Junior Lien Series B, Rev., 5.00%, 5/15/2020	35,000	36,467
Upper Trinity Regional Water District, Wastewater Treatment System Rev., AGM, 3.00%, 8/1/2019	100,000	100,601

		285,009

Total Texas		3,474,290

Utah — 0.4%
Education — 0.1%
Utah State Board of Regents, University of Utah (The) Series B, Rev., 5.00%, 8/1/2019	25,000	25,507

General Obligation — 0.1%
County of Davis GO, 5.00%, 2/1/2019	40,000	40,194

Other Revenue — 0.1%
Utah Transit Authority, Sales Tax Series A, Rev., 5.00%, 6/15/2020	25,000	26,148

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Utility — 0.1%
Intermountain Power Agency, Subordinated Power Supply Series A, Rev., 5.00%, 7/1/2019	25,000	25,449

Total Utah		117,298

Vermont — 0.2%
General Obligation — 0.2%
City of Burlington Series D, GO, 5.00%, 11/1/2020	65,000	68,268

Virginia — 0.5%
Education — 0.2%
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series A, Rev., 5.00%, 2/1/2019	50,000	50,253

General Obligation — 0.2%
City of Virginia Beach, Public Improvement Series A, GO, 4.00%, 2/1/2019	65,000	65,226

Transportation — 0.1%
Virginia Commonwealth Transportation Board Series 2013-A, Rev., GAN, 5.00%, 3/15/2020	25,000	25,971

Total Virginia		141,450

Washington — 3.1%
General Obligation — 1.6%
City of Seattle GO, 5.00%, 5/1/2019	40,000	40,520
City of Seattle, Limited Tax GO, 5.00%, 9/1/2019	25,000	25,581
Series B, GO, 5.00%, 8/1/2020	35,000	36,743
County of Skagit, Limited Tax GO, 5.00%, 12/1/2021	20,000	21,650
County of Spokane, Limited Tax Series B, GO, 4.50%, 12/1/2018	40,000	40,000
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2021	60,000	64,981
King County School District No. 400 Mercer Island, Unlimited Tax GO, 5.00%, 12/1/2018	25,000	25,000
King County School District No. 405 Bellevue, Credit Enhancement Program GO, 5.00%, 12/1/2020	20,000	21,139
King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2018	60,000	60,000
Snohomish County Edmonds School District No. 15 GO, 4.00%, 12/1/2018	75,000	75,000
State of Washington, Motor Vehicle Fuel Tax GO, 4.00%, 7/1/2019	25,000	25,310
Series B, GO, 5.00%, 8/1/2020	20,000	20,984
State of Washington, Various Purpose
Series R-2011B, GO, 5.00%, 7/1/2019	25,000	25,452
Series R-2017A, GO, 4.00%, 8/1/2019	20,000	20,281
Series 2013-A, GO, 5.00%, 8/1/2019	25,000	25,515

		528,156

Prerefunded — 0.7%
County of King, Sewer Rev., 5.00%, 1/1/2021(b)	25,000	26,492
Grant County Public Utility District No. 2, Electric System Series 2011-I, Rev., 5.00%, 1/1/2021(b)	25,000	26,492
State of Washington, Certificates of Participation Series D, COP, 5.35%, 1/1/2019(b)	110,000	110,286
State of Washington, Various Purpose Series E, GO, 5.00%, 2/1/2019(b)	25,000	25,124

		188,394

Transportation — 0.1%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series P-1, Rev., 5.00%, 2/1/2019	25,000	25,119

Utility — 0.6%
City of Seattle, Municipal Light and Power Improvement Series A, Rev., 5.00%, 2/1/2019	30,000	30,149
Clark County Public Utility District No. 1, Electric System Rev., 5.00%, 1/1/2019	30,000	30,069
Energy Northwest, Electric
Series A, Rev., 5.00%, 7/1/2019	65,000	66,164
Series A, Rev., 5.00%, 7/1/2021	25,000	26,806
Grant County Public Utility District No. 2, Electric System Series I, Rev., 5.00%, 1/1/2019(b)	30,000	30,067

		183,255

Water & Sewer — 0.1%
County of King, Sewer Series A, Rev., 5.00%, 1/1/2019	20,000	20,047
County of Pierce, Sewer Rev., 5.00%, 8/1/2019	20,000	20,397

		40,444

Total Washington		965,368

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
Wisconsin — 2.2%
General Obligation — 2.0%
City of Waukesha, Promissory Notes Series A, GO, 4.00%, 10/1/2020	20,000	20,692
City of West Allis, Corporate Purpose Series A, GO, 4.00%, 4/1/2020(e)	455,000	465,551
State of Wisconsin
Series A, GO, 4.00%, 5/1/2019	90,000	90,771
Series 3, GO, 5.00%, 11/1/2020	35,000	36,964

		613,978

Water & Sewer — 0.2%
State of Wisconsin, Clean Water Fund Series 2, Rev., 5.00%, 6/1/2019(b)	50,000	50,763

Total Wisconsin		664,741

TOTAL MUNICIPAL BONDS (Cost $30,888,942)		30,926,726

	Shares
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan Institutional Tax Free Money Market Fund, Class IM Shares, 1.60%(f)(g)(Cost $22,895)	22,895	22,895

Total Investments — 102.9% (Cost $30,911,837)		30,949,621
Liabilities in Excess of Other Assets — (2.9%)		(886,133)

Net Assets — 100.0%		30,063,488

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
GAN	Grant Anticipation Notes
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2018.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2018.

JPMorgan Ultra-Short Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,895	$30,926,726	$—	$30,949,621

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels for the period ended November 30, 2018.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — 83.6%
Azerbaijan — 1.0%
Republic of Azerbaijan
4.75%, 3/18/2024(a)	200,000	195,300
3.50%, 9/1/2032(a)	440,000	348,150

		543,450

Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028(a)	200,000	171,000

Brazil — 5.5%
Federative Republic of Brazil
4.88%, 1/22/2021	462,000	471,702
4.25%, 1/7/2025	520,000	504,400
6.00%, 4/7/2026	381,000	400,812
8.25%, 1/20/2034	350,000	418,687
5.63%, 1/7/2041	856,000	789,232
5.63%, 2/21/2047	450,000	406,350

		2,991,183

China — 0.7%
Export-Import Bank of China (The) 2.00%, 4/26/2021(b)	214,000	206,109
People’s Republic of China 2.13%, 11/2/2022(b)	200,000	192,121

		398,230

Colombia — 2.5%
Republic of Colombia
4.38%, 7/12/2021	277,000	280,393
8.13%, 5/21/2024	100,000	116,750
3.88%, 4/25/2027	216,000	203,904
7.38%, 9/18/2037	100,000	119,450
5.63%, 2/26/2044	205,000	207,665
5.00%, 6/15/2045	437,000	408,158

		1,336,320

Croatia — 1.9%
Republic of Croatia
6.38%, 3/24/2021(a)	250,000	261,250
5.50%, 4/4/2023(a)	205,000	213,456
6.00%, 1/26/2024(a)	509,000	543,994

		1,018,700

Dominican Republic — 4.5%
Government of Dominican Republic
7.50%, 5/6/2021(a)	478,000	492,340
5.50%, 1/27/2025(a)	116,000	113,477
5.95%, 1/25/2027(b)	741,000	727,106
5.95%, 1/25/2027(a)	198,000	194,287
7.45%, 4/30/2044(a)	619,000	629,059
6.85%, 1/27/2045(a)	258,000	245,745

		2,402,014

Ecuador — 4.3%
Republic of Ecuador
10.75%, 3/28/2022(a)	281,000	289,430
8.75%, 6/2/2023(a)	200,000	188,000
7.95%, 6/20/2024(a)	701,000	623,890
9.65%, 12/13/2026(a)	664,000	616,856
8.88%, 10/23/2027(a)	201,000	177,885
7.88%, 1/23/2028(a)	500,000	419,000

		2,315,061

Egypt — 4.3%
Arab Republic of Egypt
6.13%, 1/31/2022(a)	537,000	526,260
5.88%, 6/11/2025(a)	717,000	653,366
7.50%, 1/31/2027(a)	200,000	192,750
6.59%, 2/21/2028(a)	264,000	237,270
8.50%, 1/31/2047(a)	800,000	729,000

		2,338,646

Ethiopia — 0.3%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)	200,000	188,500

Gabon — 0.5%
Gabonese Republic 6.38%, 12/12/2024(a)	290,000	254,112

Ghana — 1.4%
Republic of Ghana
7.88%, 8/7/2023(b)	385,000	378,744
7.63%, 5/16/2029(a)	200,000	180,250
8.63%, 6/16/2049(a)	235,000	207,681

		766,675

Hungary — 1.9%
Republic of Hungary
6.38%, 3/29/2021	406,000	428,594
5.38%, 2/21/2023	204,000	213,052
5.38%, 3/25/2024	104,000	109,924
7.63%, 3/29/2041	190,000	254,363

		1,005,933

India — 0.2%
Export-Import Bank of India 3.38%, 8/5/2026(a)	100,000	91,081

Indonesia — 3.0%
Republic of Indonesia
4.88%, 5/5/2021(a)	298,000	304,332
4.75%, 1/8/2026(a)	480,000	480,345
3.50%, 1/11/2028	200,000	181,500
4.10%, 4/24/2028	200,000	191,846
6.75%, 1/15/2044(a)	401,000	464,258

		1,622,281

Iraq — 1.6%
Republic of Iraq
6.75%, 3/9/2023(a)	400,000	385,000
5.80%, 1/15/2028(a)	520,000	470,600

		855,600

Ivory Coast — 1.5%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(a)	574,000	515,165
5.75%, 12/31/2032(a)(c)	124,875	110,202
6.13%, 6/15/2033(a)	200,000	166,500

		791,867

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — continued
Jamaica — 1.9%
Jamaica Government International Bond
6.75%, 4/28/2028	425,000	452,625
8.00%, 3/15/2039	100,000	113,750
7.88%, 7/28/2045	425,000	480,250

		1,046,625

Jordan — 1.0%
Kingdom of Jordan
6.13%, 1/29/2026(a)	365,000	349,031
7.38%, 10/10/2047(a)	225,000	198,282

		547,313

Kazakhstan — 1.1%
Republic of Kazakhstan
3.88%, 10/14/2024(a)	350,000	348,162
6.50%, 7/21/2045(a)	200,000	229,250

		577,412

Kenya — 1.5%
Republic of Kenya
6.88%, 6/24/2024(a)	394,000	369,375
7.25%, 2/28/2028(a)	200,000	178,750
8.25%, 2/28/2048(a)	280,000	240,800

		788,925

Lebanon — 2.3%
Republic of Lebanon
8.25%, 4/12/2021(b)	120,000	111,750
6.10%, 10/4/2022(b)	532,000	445,550
6.00%, 1/27/2023(b)	106,000	87,185
6.60%, 11/27/2026(b)	137,000	103,778
6.85%, 3/23/2027(b)	150,000	114,750
6.75%, 11/29/2027(b)	172,000	129,430
6.65%, 2/26/2030(b)	103,000	74,804
7.00%, 3/23/2032(b)	225,000	163,406

		1,230,653

Lithuania — 0.6%
Republic of Lithuania 6.13%, 3/9/2021(a)	300,000	316,911

Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025(a)	200,000	190,604

Mexico — 1.8%
United Mexican States
4.13%, 1/21/2026	725,000	699,988
4.35%, 1/15/2047	200,000	166,200
5.75%, 10/12/2110	100,000	91,700

		957,888

Mongolia — 0.3%
Mongolia Government International Bond 5.13%, 12/5/2022(a)	200,000	185,500

Morocco — 0.3%
Kingdom of Morocco 4.25%, 12/11/2022(a)	150,000	148,687

Oman — 1.7%
Oman Government International Bond
4.75%, 6/15/2026(a)	300,000	270,000
5.38%, 3/8/2027(a)	381,000	350,044
5.63%, 1/17/2028(a)	200,000	184,750
6.50%, 3/8/2047(a)	150,000	127,687

		932,481

Pakistan — 1.6%
Republic of Pakistan
5.50%, 10/13/2021(a)	200,000	192,000
8.25%, 4/15/2024(a)	400,000	398,270
6.88%, 12/5/2027(a)	295,000	262,919

		853,189

Panama — 1.5%
Republic of Panama
4.00%, 9/22/2024	269,000	268,933
3.88%, 3/17/2028	200,000	194,250
6.70%, 1/26/2036	150,000	180,862
4.50%, 5/15/2047	206,000	194,567

		838,612

Paraguay — 0.4%
Republic of Paraguay 6.10%, 8/11/2044(a)	200,000	199,500

Peru — 1.9%
Republic of Peru
7.35%, 7/21/2025	100,000	120,825
4.13%, 8/25/2027	451,000	457,765
5.63%, 11/18/2050	375,000	424,219

		1,002,809

Philippines — 2.6%
Republic of Philippines
10.63%, 3/16/2025	160,000	219,170
5.50%, 3/30/2026	200,000	218,737
9.50%, 2/2/2030	30,000	43,456
6.38%, 1/15/2032	496,000	599,295
6.38%, 10/23/2034	103,000	126,826
3.70%, 3/1/2041	214,000	195,452

		1,402,936

Poland — 1.8%
Republic of Poland
5.00%, 3/23/2022	160,000	167,234
3.00%, 3/17/2023	706,000	687,405
4.00%, 1/22/2024	100,000	100,987

		955,626

Romania — 1.1%
Republic of Romania
6.75%, 2/7/2022(a)	136,000	145,520
4.88%, 1/22/2024(a)	240,000	242,700
6.13%, 1/22/2044(a)	204,000	217,260

		605,480

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — continued
Russia — 2.6%
Russian Federation
4.50%, 4/4/2022(a)	200,000	201,250
4.25%, 6/23/2027(a)	400,000	374,400
12.75%, 6/24/2028(a)	275,000	431,406
5.88%, 9/16/2043(a)	200,000	207,000
5.25%, 6/23/2047(a)	200,000	182,600

		1,396,656

Serbia — 0.9%
Republic of Serbia 7.25%, 9/28/2021(a)	442,000	474,045

Slovakia — 0.4%
Slovak Republic 4.38%, 5/21/2022(a)	200,000	206,711

South Africa — 3.7%
Republic of South Africa
5.88%, 5/30/2022	526,000	541,123
5.88%, 9/16/2025	484,000	480,975
4.30%, 10/12/2028	494,000	426,692
5.38%, 7/24/2044	204,000	171,615
5.00%, 10/12/2046	205,000	166,819
5.65%, 9/27/2047	221,000	190,060

		1,977,284

Sri Lanka — 3.3%
Republic of Sri Lanka
6.25%, 10/4/2020(a)	100,000	96,000
6.25%, 7/27/2021(a)	385,000	365,269
6.85%, 11/3/2025(a)	871,000	786,077
6.20%, 5/11/2027(a)	605,000	512,738

		1,760,084

Trinidad and Tobago — 0.3%
Republic of Trinidad & Tobago 4.50%, 8/4/2026(a)	200,000	184,275

Turkey — 7.0%
Hazine Mustesarligi Varlik Kiralama A/S 5.00%, 4/6/2023(a)	200,000	186,231
Republic of Turkey
5.63%, 3/30/2021	124,000	120,900
6.25%, 9/26/2022	681,000	659,719
5.75%, 3/22/2024	275,000	255,062
7.38%, 2/5/2025	216,000	213,570
6.00%, 3/25/2027	651,000	583,459
6.13%, 10/24/2028	490,000	436,100
8.00%, 2/14/2034	200,000	198,000
6.88%, 3/17/2036	335,000	293,962
6.75%, 5/30/2040	100,000	86,125
6.00%, 1/14/2041	206,000	163,512
6.63%, 2/17/2045	455,000	383,338
5.75%, 5/11/2047	240,000	181,500

		3,761,478

Ukraine — 4.3%
Republic of Ukraine
7.75%, 9/1/2021(a)	287,000	271,215
7.75%, 9/1/2022(a)	375,000	346,875
7.75%, 9/1/2023(a)	101,000	91,910
7.75%, 9/1/2024(a)	110,000	98,037
7.75%, 9/1/2025(a)	348,000	304,500
7.75%, 9/1/2026(a)	782,000	672,520
7.75%, 9/1/2027(a)	210,000	178,238
7.38%, 9/25/2032(a)	443,000	357,723

		2,321,018

Uruguay — 1.6%
Republic of Uruguay
4.38%, 10/27/2027	170,000	167,620
7.63%, 3/21/2036	140,000	177,975
5.10%, 6/18/2050	450,000	423,000
4.98%, 4/20/2055	100,000	91,200

		859,795

Vietnam — 0.4%
Republic of Vietnam 4.80%, 11/19/2024(a)	200,000	200,263

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $49,336,687)		45,013,413

CORPORATE BONDS — 14.7%
Azerbaijan — 1.0%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(a)	200,000	209,160
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(b)	350,000	343,000

		552,160

Brazil — 1.0%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023(a)	500,000	518,900

Chile — 1.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/2025(a)	125,000	124,378
3.63%, 8/1/2027(a)	372,000	345,735
4.50%, 8/1/2047(a)	201,000	184,511

		654,624

China — 2.3%
CNAC HK Finbridge Co. Ltd. 3.50%, 7/19/2022(b)	200,000	193,519
CNOOC Curtis Funding No. 1 Pty. Ltd. 4.50%, 10/3/2023(a)	200,000	202,767
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042(a)	200,000	201,775
Sinopec Group Overseas Development Ltd. 3.63%, 4/12/2027(a)	200,000	188,757
State Grid Overseas Investment Ltd.
3.13%, 5/22/2023(a)	200,000	194,344
3.50%, 5/4/2027(a)	250,000	235,919

		1,217,081

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Indonesia — 0.7%
Pelabuhan Indonesia II PT 4.25%, 5/5/2025(a)	200,000	186,165
Perusahaan Listrik Negara PT 5.25%, 10/24/2042(a)	200,000	174,750

		360,915

Kazakhstan — 1.3%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	200,000	206,000
KazMunayGas National Co. JSC 5.38%, 4/24/2030(a)	520,000	495,300

		701,300

Malaysia — 1.3%
Petronas Capital Ltd.
7.88%, 5/22/2022(a)	440,000	498,182
4.50%, 3/18/2045(a)	231,000	223,554

		721,736

Mexico — 2.2%
Comision Federal de Electricidad 4.75%, 2/23/2027(a)	100,000	91,125
Mexico City Airport Trust 3.88%, 4/30/2028(a)	106,000	82,733
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 5.98%, 3/11/2022(d)	100,000	100,450
5.38%, 3/13/2022	125,000	122,245
4.63%, 9/21/2023	70,000	64,890
4.25%, 1/15/2025	75,000	65,250
5.63%, 1/23/2046	767,000	576,400
6.35%, 2/12/2048(a)	125,000	99,450

		1,202,543

Oman — 0.7%
Lamar Funding Ltd. 3.96%, 5/7/2025(a)	400,000	345,000

Peru — 0.4%
Petroleos del Peru SA 4.75%, 6/19/2032(a)	200,000	185,500

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024(a)	100,000	116,322

Russia — 0.2%
Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025(a)	125,000	123,594

South Africa — 1.9%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	200,000	188,200
7.13%, 2/11/2025(a)	494,000	451,664
6.35%, 8/10/2028(a)	200,000	190,000
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	200,000	186,600

		1,016,464

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025(a)	200,000	166,250

TOTAL CORPORATE BONDS (COST $8,468,733)		7,882,389

	Shares
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(e)(f) (Cost $274,350)	274,350	274,350

Total Investments — 98.8% (Cost $58,079,770)		53,170,152
Other Assets Less Liabilities — 1.2%		649,618

Net Assets — 100.0%		53,819,770

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2018.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Other Corporate Bonds	$—	$7,882,389	$—	$7,882,389
Foreign Government Securities	—	45,013,413	—	45,013,413
Short-Term Investments
Investment Companies	274,350	—	—	274,350

Total Investments in Securities	$274,350	$52,895,802	$—	$53,170,152

There were no transfers among any levels during the period ended November 30, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Ogden H. Hammond
Ogden H. Hammond
Interim President and Principal Executive Officer
January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ogden H. Hammond
Ogden H. Hammond
Interim President and Principal Executive Officer
January 25, 2019

/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
January 25, 2019